UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2011

Ivy Funds Variable Insurance Portfolios

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Asset Strategy

Balanced

Bond

Core Equity

Dividend Opportunities

Energy

Global Bond

Global Natural Resources

Growth

High Income

International Core Equity

International Growth

Limited-Term Bond

Micro Cap Growth

Mid Cap Growth

Money Market

Real Estate Securities

Science and Technology

Small Cap Growth

Small Cap Value

Value

CONTENTS

Ivy Funds VIP

2	SEMIANNUAL REPORT	2011

PRESIDENT’S LETTER

Ivy Funds VIP	JUNE 30, 2011 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

In the six months since our last report to you, investors have witnessed a number of events that have had significant effect on the markets. Heading into the period, the fourth quarter of 2010 saw a dramatic run up in stocks with the broad indexes posting impressive gains and the U.S. economy growing at a 3.1 percent annual rate. Although the U.S. economy remained resilient during the first half of 2011, growth slowed as a number of challenges emerged.

The economy grew at a 0.4 percent annual rate during the first quarter in the face of several shocks including increasing instability in the Middle East and concerns about European sovereign debt. The massive earthquake and tsunami that struck Japan in March created significant supply chain disruptions, particularly in the automotive sector, which only now are beginning to be resolved. In the U.S., with the recovery slowing, additional uncertainty continued related to ongoing high unemployment and a sluggish housing market, financial reform and, later in the second quarter, Congressional debate about government spending tied to a need to raise the debt ceiling.

Against this difficult backdrop, the S&P 500 Index posted a 5 percent gain for the six months ended June 30, 2011, while fixed-income markets, as measured by the Citigroup Broad Investment Grade Index, returned 2.66 percent on an annualized basis.

Numerous issues remain, including the geopolitical challenges in the Middle East, which are likely to remain unresolved for some time, and government debt and budget problems abroad and in the United States. Nonetheless, we are optimistic that better days are ahead. Supply chain issues related to the events in Japan are improving, which means auto production should provide a significant lift to second half GDP. Interest rates are still low, Federal Reserve and government policy is accommodative, and companies are reporting robust activity and very strong profits.

Economic Snapshot

	6-30-2011	12-31-2010
S&P 500 Index	1320.64	1257.64
MSCI EAFE Index	1708.08	1658.30
Citigroup Broad Investment Grade Index (annualized yield to maturity)	2.63%	2.77%
U.S. unemployment rate	9.2%	9.4%
30-year fixed mortgage rate	4.51%	4.69%
Oil price per barrel	$95.42	$89.84

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of Ivy Funds Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2011	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2011.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

4	SEMIANNUAL REPORT	2011

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-10	Ending Account Value 6-30-11	Expenses Paid During Period*	Beginning Account Value 12-31-10	Ending Account Value 6-30-11	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive	$1,000	$1,043.30	$0.41	$1,000	$1,024.41	$0.40	0.08%
Pathfinder Conservative	$1,000	$1,029.40	$0.41	$1,000	$1,024.39	$0.40	0.08%
Pathfinder Moderate	$1,000	$1,037.40	$0.20	$1,000	$1,024.59	$0.20	0.04%
Pathfinder Moderately Aggressive	$1,000	$1,040.20	$0.20	$1,000	$1,024.61	$0.20	0.04%
Pathfinder Moderately Conservative	$1,000	$1,034.90	$0.31	$1,000	$1,024.51	$0.30	0.06%
Asset Strategy	$1,000	$1,072.80	$5.08	$1,000	$1,019.87	$4.95	0.99%
Balanced	$1,000	$1,065.40	$5.16	$1,000	$1,019.75	$5.05	1.02%
Bond	$1,000	$1,023.40	$3.95	$1,000	$1,020.92	$3.94	0.78%
Core Equity	$1,000	$1,092.10	$5.02	$1,000	$1,020.01	$4.85	0.97%
Dividend Opportunities	$1,000	$1,046.10	$5.12	$1,000	$1,019.79	$5.05	1.01%
Energy	$1,000	$1,064.00	$6.40	$1,000	$1,018.64	$6.26	1.24%
Global Bond	$1,000	$1,004.20	$6.11	$1,000	$1,018.70	$6.16	1.23%
Global Natural Resources	$1,000	$1,007.20	$6.82	$1,000	$1,017.95	$6.86	1.38%
Growth	$1,000	$1,061.20	$4.95	$1,000	$1,019.98	$4.85	0.97%
High Income	$1,000	$1,051.80	$4.62	$1,000	$1,020.31	$4.55	0.90%
International Core Equity	$1,000	$1,029.60	$5.99	$1,000	$1,018.90	$5.96	1.19%
International Growth	$1,000	$1,064.40	$5.88	$1,000	$1,019.10	$5.75	1.15%
Limited-Term Bond	$1,000	$1,015.80	$3.83	$1,000	$1,021.04	$3.84	0.76%
Micro Cap Growth	$1,000	$1,048.60	$6.86	$1,000	$1,018.05	$6.76	1.36%
Mid Cap Growth	$1,000	$1,093.20	$6.07	$1,000	$1,019.02	$5.86	1.16%
Money Market	$1,000	$1,000.10	$1.60	$1,000	$1,023.23	$1.62	0.32%
Real Estate Securities	$1,000	$1,095.20	$7.02	$1,000	$1,018.08	$6.76	1.35%
Science and Technology	$1,000	$1,065.80	$5.99	$1,000	$1,019.01	$5.86	1.17%
Small Cap Growth	$1,000	$1,098.90	$5.98	$1,000	$1,019.14	$5.75	1.14%
Small Cap Value	$1,000	$994.40	$5.78	$1,000	$1,018.97	$5.86	1.18%
Value	$1,000	$1,045.80	$5.11	$1,000	$1,019.81	$5.05	1.01%
*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2011, and divided by 365.

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only.

2011	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Pathfinder Portfolios	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy Funds VIP International Growth	16.3%
Ivy Funds VIP Growth	15.2%
Ivy Funds VIP Limited-Term Bond(1)	15.2%
Ivy Funds VIP International Core Equity	13.8%
Ivy Funds VIP Dividend Opportunities	11.7%
Ivy Funds VIP Small Cap Value	7.5%
Ivy Funds VIP Value	6.9%
Ivy Funds VIP Bond	5.1%
Ivy Funds VIP Mid Cap Growth	5.0%
Ivy Funds VIP Small Cap Growth	3.0%
Cash and Cash Equivalents	0.3%

Pathfinder Conservative – Asset Allocation

Ivy Funds VIP Bond	30.4%
Ivy Funds VIP Money Market(1)	19.8%
Ivy Funds VIP Dividend Opportunities	16.4%
Ivy Funds VIP Limited-Term Bond	10.0%
Ivy Funds VIP Growth	7.0%
Ivy Funds VIP International Growth	5.0%
Ivy Funds VIP International Core Equity	4.9%
Ivy Funds VIP Mid Cap Growth	2.0%
Ivy Funds VIP Value	1.9%
Ivy Funds VIP Small Cap Growth	1.0%
Ivy Funds VIP Small Cap Value	0.9%
Cash and Cash Equivalents	0.7%

Pathfinder Moderate – Asset Allocation

Ivy Funds VIP Bond	20.3%
Ivy Funds VIP Dividend Opportunities(1)	14.6%
Ivy Funds VIP International Growth	12.2%
Ivy Funds VIP Limited-Term Bond	10.1%
Ivy Funds VIP Growth	10.0%
Ivy Funds VIP Money Market	9.9%
Ivy Funds VIP International Core Equity	7.8%
Ivy Funds VIP Value	4.9%
Ivy Funds VIP Mid Cap Growth	4.0%
Ivy Funds VIP Small Cap Value	3.7%
Ivy Funds VIP Small Cap Growth	2.0%
Cash and Cash Equivalents	0.5%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy Funds VIP International Growth	15.3%
Ivy Funds VIP Limited-Term Bond(1)	15.2%
Ivy Funds VIP Dividend Opportunities(1)	14.7%
Ivy Funds VIP Bond	10.2%
Ivy Funds VIP Growth	10.1%
Ivy Funds VIP International Core Equity(1)	9.9%
Ivy Funds VIP Small Cap Value	6.6%
Ivy Funds VIP Money Market	5.0%
Ivy Funds VIP Mid Cap Growth	5.0%
Ivy Funds VIP Value	4.9%
Ivy Funds VIP Small Cap Growth	3.0%
Cash and Cash Equivalents	0.1%

Pathfinder Moderately Conservative – Asset Allocation

Ivy Funds VIP Bond	25.4%
Ivy Funds VIP Money Market(1)	14.9%
Ivy Funds VIP Dividend Opportunities	14.6%
Ivy Funds VIP International Growth	10.1%
Ivy Funds VIP Limited-Term Bond(1)	10.1%
Ivy Funds VIP Growth	9.0%
Ivy Funds VIP Value	4.9%
Ivy Funds VIP International Core Equity(1)	4.9%
Ivy Funds VIP Mid Cap Growth	4.0%
Ivy Funds VIP Small Cap Growth	1.0%
Ivy Funds VIP Small Cap Value	0.9%
Cash and Cash Equivalents	0.2%

(1)	The percentage of investments in the underlying fund is currently not within the target allocation range disclosed in the Portfolio’s prospectus due to market movements; this percentage is expected to change over time, and deviation from the target allocation range due to market movements is permitted by the prospectus.

6	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2011 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	675	$3,738
Ivy Funds VIP Dividend Opportunities	1,206	8,568
Ivy Funds VIP Growth	1,046	11,078
Ivy Funds VIP International Core Equity	576	10,098
Ivy Funds VIP International Growth	1,324	11,943
Ivy Funds VIP Limited-Term Bond	2,221	11,147
Ivy Funds VIP Mid Cap Growth	396	3,647
Ivy Funds VIP Small Cap Growth	188	2,164
Ivy Funds VIP Small Cap Value	330	5,481
Ivy Funds VIP Value	801	5,033

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$72,897
(Cost: $68,302)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		204

NET ASSETS – 100.0%		$73,101

Notes to Schedule of Investments

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$72,897	$—	$—

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	3,994	$22,110
Ivy Funds VIP Dividend Opportunities	1,685	11,973
Ivy Funds VIP Growth	481	5,097
Ivy Funds VIP International Core Equity	203	3,556
Ivy Funds VIP International Growth	408	3,678
Ivy Funds VIP Limited-Term Bond	1,460	7,328
Ivy Funds VIP Mid Cap Growth	156	1,439
Ivy Funds VIP Money Market	14,437	14,437
Ivy Funds VIP Small Cap Growth	62	711
Ivy Funds VIP Small Cap Value	41	676
Ivy Funds VIP Value	226	1,418

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$72,423
(Cost: $67,435)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (A)	$322	$322

(Cost: $322)

TOTAL INVESTMENT SECURITIES – 99.7%		$72,745
(Cost: $67,757)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		223

NET ASSETS – 100.0%		$72,968

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$72,423	$—	$—
Short-Term Securities	—	322	—
Total	$72,423	$322	$—

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2011 (UNAUDITED)

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	19,964	$110,509
Ivy Funds VIP Dividend Opportunities	11,172	79,386
Ivy Funds VIP Growth	5,164	54,680
Ivy Funds VIP International Core Equity	2,436	42,726
Ivy Funds VIP International Growth	7,341	66,235
Ivy Funds VIP Limited-Term Bond	10,945	54,947
Ivy Funds VIP Mid Cap Growth	2,350	21,617
Ivy Funds VIP Money Market	54,153	54,153
Ivy Funds VIP Small Cap Growth	931	10,694
Ivy Funds VIP Small Cap Value	1,224	20,343
Ivy Funds VIP Value	4,236	26,629

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$541,919
(Cost: $490,027)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (A)	$473	$473

(Cost: $473)

TOTAL INVESTMENT SECURITIES – 99.6%		$542,392
(Cost: $490,500)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,322

NET ASSETS – 100.0%		$544,714

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$541,919	$—	$—
Short-Term Securities	—	473	—
Total	$541,919	$473	$—

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	12,269	$67,914
Ivy Funds VIP Dividend Opportunities	13,761	97,781
Ivy Funds VIP Growth	6,354	67,282
Ivy Funds VIP International Core Equity	3,746	65,704
Ivy Funds VIP International Growth	11,278	101,758
Ivy Funds VIP Limited-Term Bond	20,185	101,329
Ivy Funds VIP Mid Cap Growth	3,616	33,269
Ivy Funds VIP Money Market	33,307	33,307
Ivy Funds VIP Small Cap Growth	1,720	19,752
Ivy Funds VIP Small Cap Value	2,642	43,895
Ivy Funds VIP Value	5,215	32,780

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$664,771
(Cost: $600,243)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (A)	$1,198	$1,198

(Cost: $1,198)

TOTAL INVESTMENT SECURITIES – 100.1%		$665,969
(Cost: $601,441)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(339)

NET ASSETS – 100.0%		$665,630

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$664,771	$—	$—
Short-Term Securities	—	1,198	—
Total	$664,771	$1,198	$—

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2011 (UNAUDITED)

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	8,061	$44,622
Ivy Funds VIP Dividend Opportunities	3,612	25,664
Ivy Funds VIP Growth	1,502	15,905
Ivy Funds VIP International Core Equity	492	8,630
Ivy Funds VIP International Growth	1,976	17,832
Ivy Funds VIP Limited-Term Bond	3,536	17,752
Ivy Funds VIP Mid Cap Growth	760	6,988
Ivy Funds VIP Money Market	26,248	26,248
Ivy Funds VIP Small Cap Growth	151	1,729
Ivy Funds VIP Small Cap Value	99	1,645
Ivy Funds VIP Value	1,369	8,608

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$175,623
(Cost: $161,541)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (A)	$225	$225

(Cost: $225)

TOTAL INVESTMENT SECURITIES – 99.9%		$175,848
(Cost: $161,766)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		149

NET ASSETS – 100.0%		$175,997

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$175,623	$—	$—
Short-Term Securities	—	225	—
Total	$175,623	$225	$—

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	9

PORTFOLIO HIGHLIGHTS

Asset Strategy ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	84.5%
Consumer Discretionary	32.3%
Information Technology	19.7%
Energy	11.8%
Financials	10.0%
Industrials	7.2%
Consumer Staples	2.4%
Materials	0.7%
Health Care	0.4%
Bullion (Gold)	11.3%
Options	0.4%
Bonds	0.4%
Corporate Debt Securities	0.3%
United States Government and Government Agency Obligations	0.1%
Cash and Cash Equivalents	3.4%

Country Weightings

North America	44.6%
United States	44.6%
Pacific Basin	20.4%
China	11.6%
Hong Kong	5.3%
Other Pacific Basin	3.5%
Europe	18.4%
Germany	7.9%
Other Europe	10.5%
Bullion (Gold)	11.3%
South America	1.5%
Cash and Cash Equivalents and Options	3.8%

Top 10 Equity Holdings

Company	Country	Sector
Wynn Resorts, Limited	United States	Consumer Discretionary
Volkswagen AG	Germany	Consumer Discretionary
ConocoPhillips	United States	Energy
Apple Inc.	United States	Information Technology
Baidu.com, Inc., ADR	China	Information Technology
Compagnie Financiere Richemont S.A.	Switzerland	Consumer Discretionary
Sands China Ltd.	China	Consumer Discretionary
Cognizant Technology Solutions Corporation, Class A	United States	Information Technology
Starwood Hotels & Resorts Worldwide, Inc.	United States	Consumer Discretionary
Halliburton Company	United States	Energy

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

10	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.0%
Raytheon Company	1	$27

Airlines – 0.5%
Cathay Pacific Airways Limited, H Shares (A)	2,990	6,956

Apparel Retail – 0.8%
PRADA S.p.A. (A)(B)(C)	1,875	11,310

Apparel, Accessories & Luxury Goods – 5.1%
Compagnie Financiere Richemont S.A. (A)	623	40,827
LVMH Moet Hennessy – Louis Vuitton (A)	163	29,219

		70,046

Asset Management & Custody Banks – 1.4%
Blackstone Group L.P. (The)	906	15,009
KKR & Co. L.P.	264	4,305

		19,314

Automobile Manufacturers – 3.8%
Bayerische Motoren Werke AG (A)	245	24,416
Hyundai Motor Company (A)	131	29,226

		53,642

Brewers – 0.2%
Anheuser-Busch Inbev S.A., ADR	45	2,634

Broadcasting – 1.6%
CBS Corporation, Class B	777	22,128

Casinos & Gaming – 11.5%
Sands China Ltd. (A)(B)	3,136	8,500
Sands China Ltd. (A)(B)(C)	13,604	36,874
Wynn Macau, Limited (A)	7,187	23,535
Wynn Macau, Limited (A)(C)	839	2,747
Wynn Resorts, Limited	612	87,904

		159,560

Commodity Chemicals – 0.3%
PTT Chemical Public Company Limited (A)(C)	826	3,968

Communications Equipment – 1.2%
Juniper Networks, Inc. (B)	548	17,259

Computer Hardware – 3.5%
Apple Inc. (B)	145	48,773

Computer Storage & Peripherals – 1.9%
NetApp, Inc. (B)	502	26,511

Construction & Farm Machinery & Heavy Trucks – 4.2%
AB Volvo, Class B (A)	823	14,408
AB Volvo, Class B (A)(C)	162	2,833
Caterpillar Inc.	211	22,430
Cummins Inc.	177	18,349

		58,020

Diversified Banks – 3.4%
BOC Hong Kong (Holdings) Limited (A)	4,547	13,244
Standard Chartered plc (A)	816	21,437
Turkiye Garanti Bankasi Anonim Sirketi (A)	2,961	13,437

		48,118

COMMON STOCKS (Continued)	Shares	Value

Diversified Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold Inc., Class B	112	$5,946

Hotels, Resorts & Cruise Lines – 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	560	31,388

Industrial Conglomerates – 2.5%
General Electric Company	752	14,186
Hutchison Port Holdings Trust (A)(B)	116	98
Hutchison Whampoa Limited, Ordinary Shares (A)	1,951	21,139

		35,423

Integrated Oil & Gas – 4.8%
ConocoPhillips	701	52,700
Exxon Mobil Corporation	165	13,444
Occidental Petroleum Corporation	14	1,405

		67,549

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (B)	292	40,905
Google Inc., Class A (B)	41	20,913
Tencent Holdings Limited (A)	735	20,054

		81,872

IT Consulting & Other Services – 2.5%
Cognizant Technology Solutions Corporation, Class A (B)	469	34,404

Life & Health Insurance – 1.8%
AIA Group Limited (A)(B)	981	3,413
AIA Group Limited (A)(B)(C)	5,558	19,349
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)(B)	351	2,627

		25,389

Multi-Line Insurance – 1.9%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	6,367	26,490

Oil & Gas Drilling – 1.4%
Seadrill Limited (A)	546	19,191

Oil & Gas Equipment & Services – 5.6%
Halliburton Company	574	29,275
National Oilwell Varco, Inc.	294	22,986
Schlumberger Limited	307	26,533

		78,794

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	168	11,321

Pharmaceuticals – 0.4%
Allergan, Inc.	65	5,395

Restaurants – 1.2%
Starbucks Corporation	439	17,348

Semiconductor Equipment – 0.9%
ASML Holding N.V., Ordinary Shares (A)	346	12,744

2011	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Semiconductors – 2.4%
ARM Holdings plc, ADR	132	$3,753
Broadcom Corporation, Class A	413	13,893
First Solar, Inc. (B)	120	15,806

		33,452

Systems Software – 1.3%
Oracle Corporation	569	18,719

Tobacco – 1.4%
Philip Morris International Inc.	301	20,091

TOTAL COMMON STOCKS – 76.9%		$1,073,782
(Cost: $821,841)

INVESTMENT FUNDS – 0.1%
Multiple Industry
Vietnam Azalea Fund Limited (B)(D)(E)	300	$1,257

(Cost: $1,982)

PREFERRED STOCKS
Automobile Manufacturers – 6.1%
Volkswagen AG (A)	303	62,683
Volkswagen AG (A)(C)	114	23,658

		86,341

Diversified Banks – 1.4%
Itau Unibanco Holding S.A., ADR	811	19,090

TOTAL PREFERRED STOCKS – 7.5%		$105,431
(Cost: $53,423)

CALL OPTIONS	Number of Contracts (Unrounded)
Hang Seng China Enterprises Index:
HKD12,000.00, Expires 9–29–11 (F)	243	1,304
HKD12,200.00, Expires 9–29–11 (F)	242	1,138
Hang Seng Index,
HKD21,600.00, Expires 9–29–11 (F)	404	2,979

TOTAL CALL OPTIONS – 0.4%		$5,421
(Cost: $6,529)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 4.660%, 1–18–15 (G)	$1,050	1,037

Brewers – 0.0%
Companhia Brasileira de Bebidas, 10.500%, 12–15–11	500	521

Construction Materials – 0.1%
CEMEX Espana, S.A., 9.250%, 5–12–20 (C)	1,115	1,104

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	327	334

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(F)	BRL1,800	$1,622

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$4,618
(Cost: $4,138)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (H)	$1,699	133
5.000%, 11–15–17 (H)	131	8
5.000%, 4–15–19 (H)	416	26
5.000%, 11–15–22 (H)	71	2
5.500%, 3–15–23 (H)	315	43
5.000%, 5–15–23 (H)	173	8
5.000%, 8–15–23 (H)	165	11
5.500%, 4–15–25 (H)	48	1
5.500%, 10–15–25 (H)	820	122
5.500%, 2–15–30 (H)	67	1
5.000%, 8–15–30 (H)	67	2
5.500%, 3–15–31 (H)	208	8
6.000%, 11–15–35 (H)	487	103
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5–25–22 (H)	65	1
5.500%, 6–25–23 (H)	408	58
5.000%, 8–25–23 (H)	214	14
5.000%, 11–25–23 (H)	304	24
5.000%, 9–25–30 (H)	145	3
5.500%, 8–25–33 (H)	577	92
5.500%, 4–25–34 (H)	1,052	222
5.500%, 11–25–36 (H)	1,511	310
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (H)	276	3
5.000%, 6–20–31 (H)	549	25
5.500%, 3–20–32 (H)	385	37
5.000%, 7–20–33 (H)	205	27
5.500%, 11–20–33 (H)	853	101
5.500%, 6–20–35 (H)	673	146
5.500%, 7–20–35 (H)	527	90
5.500%, 10–16–35 (H)	325	69

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$1,690
(Cost: $2,531)

BULLION – 11.3%	Troy Ounces
Gold	106	$158,387

(Cost: $102,421)

12	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 2.4%
Clorox Co., 0.230%, 7–6–11 (I)	$5,000	$5,000
Corporacion Andina de Fomento, 0.120%, 7–12–11 (I)	3,000	3,000
Heinz (H.J.) Co.: 0.200%, 7–19–11 (I)	5,000	4,999
0.240%, 7–25–11 (I)	3,000	3,000
ITT Corporation, 0.000%, 7–1–11 (I)	6,000	6,000
St. Jude Medical, Inc., 0.000%, 7–1–11 (I)	6,865	6,864
Wisconsin Electric Power Co., 0.130%, 7–7–11 (I)	5,000	5,000

		33,863

Commercial Paper (backed by irrevocable letter of credit) – 0.4%
John Deere Credit Limited (John Deere Capital Corporation), 0.130%, 7–5–11 (I)	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (J)	$1,607	$1,607

TOTAL SHORT-TERM SECURITIES – 2.9%		$40,470
(Cost: $40,470)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,391,056
(Cost: $1,033,335)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		7,179

NET ASSETS – 100.0%		$1,398,235

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Canadian Dollar	Goldman Sachs International	13,900	11–25–11	$198	$—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	195,850	6–25–12	367	—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	62,400	6–28–12	182	—
Sell	Japanese Yen	Citibank, N.A.	1,363,500	7–12–11	—	546
Sell	Japanese Yen	Deutsche Bank AG	5,039,700	4–12–12	—	3,229
Buy	Malaysian Ringgit	Citibank, N.A.	41,600	7–18–11	79	—
Buy	Malaysian Ringgit	Goldman Sachs International	42,800	7–25–11	113	—
Buy	Malaysian Ringgit	Citibank, N.A.	42,400	8–8–11	41	—
Buy	Malaysian Ringgit	Goldman Sachs International	42,700	9–12–11	5	—
Buy	Singapore Dollar	Deutsche Bank AG	17,300	7–14–11	313	—
Buy	Singapore Dollar	Deutsche Bank AG	27,500	7–14–11	—	15
Buy	Singapore Dollar	Deutsche Bank AG	17,600	8–5–11	67	—
Buy	Singapore Dollar	Deutsche Bank AG	2,500	8–5–11	—	5
Buy	Singapore Dollar	Deutsche Bank AG	40,014	8–23–11	373	—
Buy	South Korean Won	Citibank, N.A.	15,400,000	7–25–11	201	—

					$1,939	$3,795

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $103,465 or 7.4% of net assets.

(D)	Restricted security. At June 30, 2011, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6–14–07 to 1–28–09	300	$1,982	$1,257

The total value of this security represented 0.1% of net assets at June 30, 2011.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities. The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at June 30, 2011.

(F)	Principal amounts and strike prices are denominated in the indicated foreign currency, where applicable (BRL — Brazilian Real and HKD — Hong Kong Dollar).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

2011	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2011 (UNAUDITED)

(H)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at June 30, 2011.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$170,078	$195,345	$—
Consumer Staples	34,046	—	—
Energy	146,342	19,191	—
Financials	19,314	99,997	—
Health Care	5,395	—	—
Industrials	55,091	45,335	—
Information Technology	240,935	32,798	—
Materials	5,946	3,969	—
Total Common Stocks	$677,147	$396,635	$—
Investment Funds	—	—	1,257
Preferred Stocks	19,090	86,341	—
Call Options	—	5,421	—
Corporate Debt Securities	—	4,618	—
United States Government Agency Obligations	—	1,690	—
Bullion	158,387	—	—
Short-Term Securities	—	40,470	—
Total	$854,624	$535,175	$1,257
Forward Foreign Currency Contracts	$—	$1,939	$—

Liabilities
Forward Foreign Currency Contracts	$—	$3,795	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Corporate Debt Securities
Beginning Balance 1-1-11	$1,593	$1,026
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	(336)	—
Purchases	—	—
Sales	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	(1,026)
Ending Balance 6-30-11	$1,257	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(336)	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	44.6%
China	11.6%
Germany	7.9%
Hong Kong	5.3%
Switzerland	3.0%
France	2.1%

Country Diversification (Continued)
South Korea	2.1%
United Kingdom	1.8%
Brazil	1.5%
Norway	1.4%
Sweden	1.2%
Turkey	1.0%
Other Countries	1.4%
Other+	15.1%

+Includes	gold bullion, options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Balanced	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	72.5%
Consumer Discretionary	15.6%
Consumer Staples	11.6%
Energy	11.0%
Information Technology	9.9%
Industrials	9.5%
Health Care	6.6%
Financials	6.4%
Materials	1.1%
Utilities	0.8%
Bonds	26.5%
Corporate Debt Securities	15.6%
United States Government and Government Agency Obligations	10.4%
Other Government Securities	0.5%
Cash and Cash Equivalents	1.0%

Top 10 Equity Holdings

Company	Sector
National Oilwell Varco, Inc.	Energy
Apple Inc.	Information Technology
JPMorgan Chase & Co.	Financials
ConocoPhillips	Energy
Microchip Technology Incorporated	Information Technology
CBS Corporation, Class B	Consumer Discretionary
Emerson Electric Co.	Industrials
Allergan, Inc.	Health Care
Halliburton Company	Energy
Mead Johnson Nutrition Company	Consumer Staples

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Balanced (in thousands) JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.6%
General Dynamics Corporation	46	$3,420
Honeywell International Inc.	106	6,312

		9,732

Air Freight & Logistics1 – 3%
Expeditors International of Washington, Inc.	95	4,853

Apparel Retail – 1.5%
Limited Brands, Inc.	144	5,544

Application Software – 0.5%
Intuit Inc. (A)	40	2,059

Auto Parts & Equipment – 3.3%
BorgWarner Inc. (A)	76	6,100
Johnson Controls, Inc.	141	5,874

		11,974

Brewers – 0.9%
Anheuser-Busch Inbev S.A., ADR	57	3,307

Broadcasting – 2.3%
CBS Corporation, Class B	299	8,530

Casinos & Gaming – 1.5%
Wynn Resorts, Limited	38	5,469

Computer Hardware – 2.5%
Apple Inc. (A)	29	9,701

Construction & Farm Machinery & Heavy Trucks – 0.7%
Cummins Inc.	27	2,763

Data Processing & Outsourced Services – 0.4%
Paychex, Inc.	44	1,361

Department Stores – 1.3%
Macy’s Inc.	172	5,018

Distillers & Vintners – 1.6%
Brown-Forman Corporation, Class B	81	6,035

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	113	4,064

Electric Utilities – 0.8%
PPL Corporation	112	3,111

Electrical Components & Equipment – 2.1%
Emerson Electric Co.	141	7,920

Food Retail – 0.7%
Whole Foods Market, Inc.	43	2,722

Footwear – 1.4%
NIKE, Inc., Class B	59	5,327

Health Care Distributors – 1.6%
Henry Schein, Inc. (A)	83	5,928

Health Care Equipment – 0.7%
Stryker Corporation	45	2,659

COMMON STOCKS (Continued)	Shares	Value

Health Care Supplies – 1.3%
DENTSPLY International Inc.	124	$4,733

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	147	6,013

Household Products – 1.2%
Colgate-Palmolive Company	52	4,563

Industrial Machinery – 1.3%
Eaton Corporation	92	4,733

Integrated Oil & Gas – 3.4%
ConocoPhillips	116	8,685
Exxon Mobil Corporation	52	4,207

		12,892

IT Consulting & Other Services – 1.6%
Accenture plc, Class A	98	5,915

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	113	4,634

Oil & Gas Equipment & Services – 6.7%
Halliburton Company	139	7,074
National Oilwell Varco, Inc.	124	9,728
Schlumberger Limited	63	5,452
Tenaris S.A., ADR	68	3,105

		25,359

Oil & Gas Exploration & Production – 0.9%
Southwestern Energy Company (A)	76	3,272

Other Diversified Financial Services – 2.5%
JPMorgan Chase & Co.	228	9,318

Packaged Foods & Meats – 2.6%
General Mills, Inc.	90	3,361
Mead Johnson Nutrition Company	94	6,329

		9,690

Personal Products – 1.6%
Estee Lauder Companies Inc. (The), Class A	57	5,964

Pharmaceuticals – 3.0%
Allergan, Inc.	87	7,218
Johnson & Johnson	67	4,463

		11,681

Property & Casualty Insurance – 1.2%
Travelers Companies, Inc. (The)	78	4,559

Railroads – 1.5%
Union Pacific Corporation	56	5,794

Real Estate Management & Development – 1.3%
CB Richard Ellis Group, Inc., Class A (A)	192	4,819

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	89	5,323

Restaurants – 1.5%
McDonald’s Corporation	69	5,801

16	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Semiconductor Equipment – 2.6%
ASML Holding N.V., NY Registry Shares	140	$5,186
Lam Research Corporation (A)	100	4,441

		9,627

Semiconductors – 2.3%
Microchip Technology Incorporated	226	8,571

Soft Drinks – 1.4%
PepsiCo, Inc.	77	5,388

Tobacco – 1.6%
Philip Morris International Inc.	90	5,996

TOTAL COMMON STOCKS – 72.5%		$272,722
(Cost: $191,210)

CORPORATE DEBT SECURITIES	Principal
Apparel Retail – 0.4%
Limited Brands, Inc., 6.625%, 4–1–21	$1,460	1,493

Automobile Manufacturers – 1.0%
Ford Motor Company, Convertible, 4.250%, 11–15–16	2,000	3,427

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc.: 3.000%, 10–15–12	500	513
5.375%, 11–15–14	500	559

		1,072

Broadcasting – 0.6%
CBS Corporation: 8.875%, 5–15–19	1,500	1,910
4.300%, 2–15–21	500	488

		2,398

Cable & Satellite – 0.3%
DirecTV Holdings LLC and DirecTV Financing Co., Inc.,
3.500%, 3–1–16	500	516
Discovery Communications, LLC,
4.375%, 6–15–21	500	495

		1,011

Construction & Farm Machinery & Heavy Trucks – 0.4%
Caterpillar Inc.: 0.355%, 11–21–12 (B)	300	300
1.375%, 5–27–14	500	502
John Deere Capital Corporation, 5.250%, 10–1–12	750	793

		1,595

Consumer Finance – 0.5%
American Express Credit Corporation,
5.125%, 8–25–14	400	436
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	504
Ford Motor Credit Company LLC, 7.000%, 4–15–15	750	811

		1,751

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Data Processing & Outsourced Services – 0.3%
Western Union Company (The), 6.500%, 2–26–14	$1,000	$1,113

Diversified Banks – 0.4%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	500	505
Barclays Bank plc, 2.375%, 1–13–14	300	303
U.S. Bancorp, 4.200%, 5–15–14	500	539
Wells Fargo & Company, 3.676%, 6–15–16 (B)	250	257

		1,604

Diversified Capital Markets – 0.3%
Deutsche Bank AG: 3.450%, 3–30–15	750	773
3.250%, 1–11–16	500	506

		1,279

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	600

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	950	986

Electric Utilities – 0.4%
Hydro-Quebec, 8.000%, 2–1–13	1,500	1,665

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4–15–16	500	512

Food Distributors – 0.3%
Cargill, Inc., 4.307%, 5–14–21 (C)	1,219	1,228

Food Retail – 0.6%
Kroger Co. (The), 6.200%, 6–15–12	2,000	2,101

Gold – 0.6%
Newmont Mining Corporation, Convertible, 3.000%, 2–15–12	1,800	2,205

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	1,000	1,021

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	377

Household Products – 0.1%
Colgate-Palmolive Company, 1.250%, 5–1–14	250	252

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc., 2.875%, 4–1–15	875	911

Industrial Gases – 0.4%
Praxair, Inc., 4.375%, 3–31–14	1,500	1,620

2011	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Balanced (in thousands) JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Industrial Machinery – 0.6%
Eaton Corporation, 0.575%, 6–16–14 (B)	$500	$501
Illinois Tool Works Inc., 5.150%, 4–1–14	1,500	1,663

		2,164

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc., 4.500%, 9–15–14	250	271
Chevron Corporation, 3.450%, 3–3–12	500	510
ConocoPhillips, 4.750%, 2–1–14	1,500	1,636

		2,417

Integrated Telecommunication Services – 0.3%
AT&T Inc., 4.850%, 2–15–14	1,000	1,086

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 4.100%, 1–26–15	1,500	1,541

IT Consulting & Other Services – 0.3%
International Business Machines Corporation, 1.250%, 5–12–14	1,000	1,002

Life & Health Insurance – 0.6%
MetLife Global Funding I: 2.000%, 1–10–14 (C)	800	804
2.500%, 9–29–15 (C)	1,000	998
Prudential Financial, Inc., 4.750%, 9–17–15	500	538

		2,340

Movies & Entertainment – 0.1%
Viacom Inc., 4.375%, 9–15–14	500	537

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A., 2.650%, 1–15–16 (C)	500	506

Oil & Gas Exploration & Production – 0.3%
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,000

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.: 4.650%, 6–1–14	1,000	1,074
3.450%, 3–1–16	1,000	1,018
3.150%, 7–5–16	500	503
7.900%, 4–29–49 (B)	500	537
Principal Life Global, 6.250%, 2–15–12 (C)	1,500	1,552

		4,684

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional: 7.916%, 7–25–09 (C)(D)	17	—	*
8.000%, 3–31–11 (C)(D)	4	—	*

		—	*

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Packaged Foods & Meats – 0.7%
Kraft Foods Inc., 4.125%, 2–9–16	$1,000	$1,069
Unilever Capital Corporation, 5.900%, 11–15–32	1,450	1,636

		2,705

Pharmaceuticals – 0.7%
Pfizer Inc., 4.450%, 3–15–12	1,500	1,542
Roche Holdings Ltd, 5.000%, 3–1–14 (C)	952	1,042

		2,584

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Finance Corporation, 4.000%, 4–15–12 (C)	500	514
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,600	1,688

		2,202

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	531

Semiconductors – 0.1%
Texas Instruments Incorporated, 0.439%, 5–15–13 (B)	500	501

Soft Drinks – 0.2%
PepsiCo, Inc., 3.750%, 3–1–14	750	800

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	528

Tobacco – 0.2%
Philip Morris International Inc., 4.500%, 3–26–20	750	779

Wireless Telecommunication Service – 0.2%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	700	733

TOTAL CORPORATE DEBT SECURITIES – 15.6%		$58,861
(Cost: $54,489)

OTHER GOVERNMENT SECURITIES
Qatar – 0.2%
State of Qatar, 4.000%, 1–20–15 (C)	750	786

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	900	929

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$1,715
(Cost: $1,646)

18	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Balanced (in thousands) JUNE 30, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Mortgage-Backed Obligations – 2.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates: 6.000%, 9–1–17	$240	$262
5.000%, 1–1–18	154	167
5.500%, 4–1–18	54	58
5.000%, 5–1–18	77	83
4.500%, 7–1–18	1,108	1,186
7.000%, 9–1–25	71	82
6.500%, 10–1–28	238	271
6.500%, 2–1–29	125	142
7.500%, 4–1–31	116	136
7.000%, 7–1–31	188	218
7.000%, 9–1–31	298	347
6.500%, 2–1–32	631	718
7.000%, 2–1–32	369	427
7.000%, 3–1–32	130	151
7.000%, 7–1–32	288	334
6.000%, 9–1–32	1,248	1,384
6.000%, 2–1–33	188	209
5.500%, 5–1–33	852	927
5.500%, 6–1–33	332	362
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A, 8.293%, 12–15–26	69	80

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.0%		7,544
(Cost: $6,911)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.3%
United States Treasury Notes, 3.000%, 7–15–12 (E)	1,251	1,305

Treasury Obligations – 8.1%
United States Treasury Bonds: 7.500%, 11–15–16	1,500	1,934
6.250%, 8–15–23	5,250	6,656

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
United States Treasury Notes: 3.875%, 2–15–13	$3,000	$3,169
3.625%, 5–15–13	3,000	3,177
4.250%, 8–15–13	4,000	4,316
4.250%, 8–15–15	10,000	11,158

		30,410

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.4%		$31,715
(Cost: $28,379)

SHORT-TERM SECURITIES – 0.9%
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (F)	3,372	$3,372

(Cost: $3,372)

TOTAL INVESTMENT SECURITIES – 99.9%		$375,929
(Cost: $286,007)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		457

NET ASSETS – 100.0%		$376,386

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $7,430 or 2.0% of net assets.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$272,722	$—	$—
Corporate Debt Securities	—	58,861	—
Other Government Securities	—	1,715	—
United States Government Agency Obligations	—	7,544	—
United States Government Obligations	—	31,715	—
Short-Term Securities	—	3,372	—
Total	$272,722	$103,207	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	19

PORTFOLIO HIGHLIGHTS

Bond	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Bonds	97.4%
Corporate Debt Securities	58.1%
United States Government and Government Agency Obligations	35.9%
Municipal Bonds—Taxable	3.1%
Other Government Securities	0.3%
Cash and Cash Equivalents	2.6%

Certain U.S. government securities, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Quality Weightings

Investment Grade	95.0%
AAA	38.3%
AA	7.8%
A	26.1%
BBB	22.8%
Non-Investment Grade	2.4%
BB	2.3%
CCC	0.1%
Cash and Cash Equivalents	2.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

20	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.4%
Bombardier Inc., 7.500%, 3–15–18 (A)	$1,800	$2,016
Honeywell International Inc., 5.000%, 2–15–19	2,225	2,445
United Technologies Corporation, 6.125%, 2–1–19	3,000	3,506

		7,967

Asset-Backed Security – 0.0%
Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.010%, 3–15–12	70	68

Biotechnology – 0.6%
Amgen Inc., 6.150%, 6–1–18	3,000	3,474

Brewers – 1.2%
Anheuser-Busch InBev Worldwide Inc., 5.375%, 1–15–20	6,000	6,605

Broadcasting – 1.9%
CBS Corporation, 8.875%, 5–15–19	6,000	7,645
NBCUniversal Media, LLC, 5.150%, 4–30–20 (A)	2,810	2,965

		10,610

Cable & Satellite – 2.8%
Comcast Corporation, 5.150%, 3–1–20	5,000	5,380
DirecTV Holdings LLC and DirecTV Financing Co., Inc., 3.500%, 3–1–16	4,000	4,127
EchoStar DBS Corporation, 6.375%, 10–1–11	750	757
Time Warner Inc., 4.750%, 3–29–21	5,750	5,844

		16,108

CMBS Other – 2.3%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2, 4.783%, 7–10–43 (B)	2,368	2,420
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund, 6.500%, 2–15–32	150	71
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	6,000	6,140
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1, 5.506%, 11–11–38 (A)	172	73
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	2,000	2,122
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	2,000	2,038

		12,864

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Coal & Consumable Fuels – 0.4%
Peabody Energy Corporation, 6.500%, 9–15–20	$2,000	$2,150

Computer & Electronics Retail – 1.0%
Best Buy Co., Inc., 6.750%, 7–15–13	5,000	5,461

Construction & Farm Machinery & Heavy Trucks – 0.6%
Caterpillar Inc., 3.900%, 5–27–21	3,575	3,573

Consumer Finance – 2.1%
American Express Credit Corporation, 2.750%, 9–15–15	2,000	1,999
Ford Motor Credit Company LLC, 7.000%, 4–15–15	5,000	5,400
John Deere Capital Corporation, 2.250%, 6–7–16	4,150	4,145

		11,544

Data Processing & Outsourced Services – 1.1%
Western Union Company (The), 6.500%, 2–26–14	5,300	5,898

Distillers & Vintners – 1.3%
Diageo Capital plc, 5.750%, 10–23–17	6,500	7,447

Diversified Banks – 3.0%
HSBC Holdings plc, 5.100%, 4–5–21	7,000	7,168
U.S. Bancorp, 4.125%, 5–24–21	4,000	3,974
Wells Fargo & Company, 3.676%, 6–15–16 (B)	6,000	6,160

		17,302

Diversified Capital Markets – 1.5%
Credit Suisse AG, 3.500%, 3–23–15	3,000	3,092
Deutsche Bank AG, 3.250%, 1–11–16	5,000	5,057

		8,149

Diversified Chemicals – 2.5%
Dow Chemical Company, (The), 8.550%, 5–15–19	5,500	7,088
E.I. du Pont de Nemours and Company: 2.750%, 4–1–16	2,500	2,550
5.750%, 3–15–19	3,725	4,257

		13,895

Electric Utilities – 1.9%
Detroit Edison Company (The), 3.900%, 6–1–21	4,875	4,848
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	5,000	5,977

		10,825

Electrical Components & Equipment – 0.5%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,729

2011	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Environmental & Facilities Services – 1.9%
Republic Services, Inc., 4.750%, 5–15–23	$5,000	$4,961
Waste Management, Inc., 4.600%, 3–1–21	5,600	5,710

		10,671

Fertilizers & Agricultural Chemicals – 0.4%
Potash Corporation of Saskatchewan Inc., 3.250%, 12–1–17	2,500	2,512

Health Care Equipment – 0.6%
Medtronic, Inc., 4.450%, 3–15–20	3,000	3,134

Health Care Services – 2.1%
Medco Health Solutions, Inc.: 7.125%, 3–15–18	3,000	3,504
4.125%, 9–15–20	2,000	1,927
Quest Diagnostics Incorporated, 3.200%, 4–1–16	6,000	6,125

		11,556

Home Improvement Retail – 0.9%
Home Depot, Inc. (The), 4.400%, 4–1–21	5,000	5,021

Household Products – 0.5%
Procter & Gamble Company (The), 8.000%, 9–1–24	2,000	2,750

Industrial Conglomerates – 1.2%
General Electric Capital Corporation, 5.625%, 5–1–18	6,000	6,559

Integrated Oil & Gas – 1.2%
Shell International Finance B.V., 4.375%, 3–25–20	6,000	6,300

Integrated Telecommunication Services – 1.3%
Verizon Communications Inc., 8.750%, 11–1–18	5,500	7,152

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The), 5.375%, 3–15–20	5,500	5,676
Morgan Stanley, 4.100%, 1–26–15	5,000	5,135

		10,811

IT Consulting & Other Services – 0.5%
International Business Machines Corporation, 7.625%, 10–15–18	2,000	2,542

Life & Health Insurance – 0.8%
Prudential Financial, Inc., 4.750%, 9–17–15	4,000	4,302

Multi-Utilities – 2.7%
Dominion Resources, Inc., 5.250%, 8–1–33	2,500	2,751
Duke Energy Carolinas, LLC, 4.300%, 6–15–20	2,000	2,073

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Multi-Utilities (Continued)
Duke Energy Indiana, Inc., 3.750%, 7–15–20	$3,000	$2,973
NorthWestern Corporation, 6.340%, 4–1–19	3,000	3,323
Pacific Gas and Electric Company, 3.500%, 10–1–20	4,000	3,800

		14,920

Office Electronics – 1.1%
Xerox Corporation, 6.350%, 5–15–18	5,557	6,367

Oil & Gas Equipment & Services – 1.1%
Halliburton Company: 6.150%, 9–15–19	4,000	4,645
6.750%, 2–1–27	1,400	1,617

		6,262

Oil & Gas Exploration & Production – 0.7%
EOG Resources, Inc., 2.500%, 2–1–16	4,000	3,999

Oil & Gas Storage & Transportation – 1.1%
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	3,675	3,996
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	2,000	2,285

		6,281

Other Diversified Financial Services – 2.7%
Bank of America Corporation: 3.625%, 3–17–16	4,000	4,010
6.500%, 8–1–16	2,000	2,229
ING Bank N.V., 4.000%, 3–15–16 (A)	3,000	3,035
JPMorgan Chase & Co., 6.000%, 1–15–18	6,000	6,669

		15,943

Other Non-Agency REMIC/CMO – 0.3%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.366%, 3–25–35 (B)	2,635	308
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.583%, 2–25–34 (B)	628	85
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.477%, 3–25–34 (B)	1,159	149
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5, 2.912%, 5–25–34 (B)	1,238	40
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10, 4.500%, 9–25–18	1,296	1,333

		1,915

Packaged Foods & Meats – 1.1%
Kraft Foods Inc., 5.375%, 2–10–20	5,500	6,009

22	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Paper Products – 0.0%
Westvaco Corporation, 7.500%, 6–15–27	$236	$252

Pharmaceuticals – 1.0%
Express Scripts, Inc., 3.125%, 5–15–16	3,000	3,017
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	2,500	2,850

		5,867

Property & Casualty Insurance – 1.5%
Fidelity National Financial, Inc., 6.600%, 5–15–17	8,000	8,440

Regional Banks – 0.8%
PNC Funding Corp, 4.250%, 9–21–15	4,000	4,290

Restaurants – 0.4%
YUM! Brands, Inc., 6.250%, 3–15–18	1,792	2,054

Semiconductors – 0.5%
Broadcom Corporation, 2.375%, 11–1–15 (A)	3,000	2,969

Specialty Chemicals – 1.2%
Lubrizol Corporation (The), 8.875%, 2–1–19	5,000	6,499

Systems Software – 1.1%
CA, Inc., 5.375%, 12–1–19	6,000	6,391

Water Utilities – 0.4%
California Water Service Company, 5.875%, 5–1–19	2,000	2,254

Wireless Telecommunication Service – 1.0%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	5,500	5,734

TOTAL CORPORATE DEBT SECURITIES – 58.1%		$326,425
(Cost: $320,524)

MUNICIPAL BONDS – TAXABLE
California – 1.7%
Stockton, CA, 2007 Taxable Pension Oblig Bonds, Ser A, 5.140%, 9–1–17	9,465	9,584

Massachusetts – 0.5%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12–15–18	2,500	2,661

New York – 0.9%
NYC Indl Dev Agy, 11.000%, 3–1–29 (A)	4,000	5,032

TOTAL MUNICIPAL BONDS – TAXABLE – 3.1%		$17,277
(Cost: $15,743)

OTHER GOVERNMENT SECURITIES – 0.3%	Principal	Value

Canada
Province de Quebec, 7.140%, 2–27–26	$1,500	$1,956

(Cost: $1,539)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 3.5%
Federal Farm Credit Bank, 5.200%, 11–28–16	5,000	5,773
Federal Home Loan Bank, 3.500%, 3–22–16	5,000	5,239
Private Export Funding Corporation, 4.375%, 3–15–19	8,000	8,659

		19,671

Mortgage-Backed Obligations – 28.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	1,000	1,095
5.000%, 5–15–23	1,500	1,642
5.000%, 9–15–31 (C)	1,105	78
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 6–1–23	4,276	4,581
4.000%, 7–1–25	5,733	5,976
4.500%, 6–15–27	3,716	3,925
4.500%, 5–15–32	4,000	4,272
4.000%, 11–15–36	2,907	3,050
4.500%, 5–15–39	1,775	1,862
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	3,288	3,377
5.000%, 3–25–18	3,383	3,629
5.000%, 6–25–18	2,173	2,365
5.000%, 9–25–18	3,528	3,742
3.000%, 3–15–25	4,736	4,782
4.000%, 2–25–26	4,732	4,977
3.500%, 3–15–26	3,724	3,859
5.000%, 3–25–29	1,376	1,385
4.500%, 12–25–34	1,187	1,254
4.000%, 10–15–35	5,812	6,113
5.500%, 7–15–36	3,305	3,555
5.500%, 11–25–36 (C)	5,936	1,224
4.500%, 3–25–37	4,706	4,975
5.500%, 4–25–37	3,255	3,549
4.500%, 9–15–37	5,397	5,698
4.000%, 3–25–39	2,302	2,372
4.000%, 5–25–39	3,754	3,914
4.500%, 8–15–39	5,608	5,989
3.000%, 11–25–39	4,338	4,406
4.500%, 6–25–40	4,466	4,720
4.500%, 10–25–40	4,899	5,212
4.750%, 12–15–40	2,888	3,121
5.000%, 7–25–50	4,925	5,293
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.506%, 4–1–17	3,849	4,281
4.500%, 6–1–19	1,317	1,408
4.500%, 8–1–19	1,806	1,931
4.500%, 9–1–19	3,011	3,218
5.500%, 10–1–21	4,707	5,121
6.000%, 6–1–22	3,188	3,493
6.000%, 9–1–22	4,579	5,018

2011	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 9–1–23	$3,168	$3,400
4.000%, 3–1–24	5,416	5,651
4.500%, 7–25–24	1,000	1,074
5.000%, 6–25–32	2,290	2,397
5.500%, 2–1–33	976	1,062
5.500%, 2–1–35	2,590	2,828
Government National Mortgage Association Agency REMIC/CMO,
2.146%, 6–17–45 (B)(C)	849	22

		156,896

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 31.5%		$176,567
(Cost: $172,917)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.4%
United States Treasury Bonds:
8.000%, 11–15–21	1,000	1,423
4.750%, 2–15–41	10,000	10,630
United States Treasury Notes:
3.625%, 8–15–19	2,000	2,129
3.625%, 2–15–21	10,000	10,419

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.4%		$24,601
(Cost: $23,952)

SHORT-TERM SECURITIES
Commercial Paper – 0.5%
Target Corporation, 0.080%, 7–18–11 (D)	3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (backed by irrevocable letter of credit) – 0.3%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)), 0.070%, 7–15–11 (D)	$1,500	$1,500

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (E)	4,594	4,594

TOTAL SHORT-TERM SECURITIES – 1.6%		$9,094
(Cost: $9,094)

TOTAL INVESTMENT SECURITIES – 99.0%		$555,920
(Cost: $543,769)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		5,345

NET ASSETS – 100.0%		$561,265

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $20,086 or 3.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$326,425	$—
Municipal Bonds	—	17,277	—
Other Government Securities	—	1,956	—
United States Government Agency Obligations	—	176,567	—
United States Government Obligations	—	24,601	—
Short-Term Securities	—	9,094	—
Total	$—	$555,920	$—

The following acronyms are used throughout this schedule:

CMBS = Commercial Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Core Equity	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	98.8%
Consumer Discretionary	23.1%
Industrials	19.2%
Energy	14.1%
Information Technology	14.1%
Consumer Staples	10.6%
Health Care	7.5%
Financials	6.3%
Telecommunication Services	2.8%
Materials	1.1%
Cash and Cash Equivalents	1.2%

Top 10 Equity Holdings

Company	Sector
CBS Corporation, Class B	Consumer Discretionary
Harley-Davidson, Inc.	Consumer Discretionary
ConocoPhillips	Energy
Precision Castparts Corp.	Industrials
Apple Inc.	Information Technology
Halliburton Company	Energy
Capital One Financial Corporation	Financials
Macy’s Inc.	Consumer Discretionary
Schlumberger Limited	Energy
AT&T Inc.	Telecommunication Services

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 10.5%
Boeing Company (The)	149	$11,001
General Dynamics Corporation	89	6,647
Honeywell International Inc.	161	9,576
Precision Castparts Corp.	112	18,408

		45,632

Auto Parts & Equipment – 2.1%
Johnson Controls, Inc.	217	9,028

Automobile Manufacturers – 2.6%
Bayerische Motoren Werke AG (A)	113	11,264

Biotechnology – 2.5%
Amgen Inc. (B)	184	10,720

Brewers – 1.7%
Anheuser-Busch Inbev S.A., ADR	130	7,553

Broadcasting – 4.8%
CBS Corporation, Class B	740	21,089

Cable & Satellite – 3.8%
DirecTV Group, Inc. (The) (B)	148	7,499
Time Warner Cable Inc.	117	9,107

		16,606

Communications Equipment – 1.8%
Juniper Networks, Inc. (B)	243	7,669

Computer Hardware – 3.9%
Apple Inc. (B)	50	16,884

Computer Storage & Peripherals – 1.0%
NetApp, Inc. (B)	80	4,212

Construction & Farm Machinery & Heavy Trucks – 4.4%
Caterpillar Inc.	109	11,601
Cummins Inc.	74	7,707

		19,308

Consumer Finance – 3.2%
Capital One Financial Corporation	271	13,981

Department Stores – 3.1%
Macy’s Inc.	455	13,299

Fertilizers & Agricultural Chemicals – 1.1%
Monsanto Company	64	4,628

Health Care Equipment – 1.4%
Covidien plc	112	5,935

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corporation	96	7,821

Industrial Machinery – 1.7%
Parker Hannifin Corporation	83	7,410

COMMON STOCKS (Continued)	Shares	Value

Integrated Oil & Gas – 4.6%
ConocoPhillips	266	$19,967

Integrated Telecommunication Services – 2.8%
AT&T Inc.	387	12,140

Investment Banking & Brokerage – 0.9%
Lazard Group LLC	109	4,038

Motorcycle Manufacturers – 4.7%
Harley-Davidson, Inc.	502	20,576

Oil & Gas Equipment & Services – 7.6%
Halliburton Company	299	15,239
National Oilwell Varco, Inc.	74	5,788
Schlumberger Limited	142	12,274

		33,301

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	93	8,325

Other Diversified Financial Services – 2.2%
JPMorgan Chase & Co.	234	9,576

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	65	4,404

Personal Products – 2.2%
Estee Lauder Companies Inc. (The), Class A	89	9,412

Pharmaceuticals – 3.6%
Allergan, Inc.	83	6,944
Johnson & Johnson	134	8,934

		15,878

Railroads – 2.6%
Union Pacific Corporation	111	11,544

Restaurants – 2.0%
McDonald’s Corporation	102	8,618

Semiconductors – 5.3%
Broadcom Corporation, Class A	259	8,722
First Solar, Inc. (B)	45	6,006
Microchip Technology Incorporated	235	8,898

		23,626

Soft Drinks – 2.0%
Coca-Cola Company (The)	128	8,646

Systems Software – 2.1%
Oracle Corporation	281	9,248

Tobacco – 1.9%
Philip Morris International Inc.	125	8,357

TOTAL COMMON STOCKS – 98.8%		$430,695
(Cost: $352,631)

26	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 0.4%
St. Jude Medical, Inc., 0.000%, 7–1–11 (C)	$1,961	$1,961

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (D)	3,328	3,328

TOTAL SHORT-TERM SECURITIES – 1.2%		$5,289
(Cost: $5,289)

TOTAL INVESTMENT SECURITIES – 100.0%		$435,984
(Cost: $357,920)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(4)

NET ASSETS – 100.0%		$435,980

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$89,216	$11,264	$—
Other Sectors	330,215	—	—
Total Common Stocks	$419,431	$11,264	$—
Short-Term Securities	—	5,289	—
Total	$419,431	$16,553	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS

Dividend Opportunities	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Industrials	25.0%
Energy	21.9%
Financials	12.2%
Consumer Discretionary	11.9%
Consumer Staples	9.1%
Information Technology	8.8%
Materials	4.1%
Health Care	3.1%
Telecommunication Services	1.6%
Cash and Cash Equivalents	2.3%

Top 10 Equity Holdings

Company	Sector
Schlumberger Limited	Energy
National Oilwell Varco, Inc.	Energy
Microchip Technology Incorporated	Information Technology
Caterpillar Inc.	Industrials
Capital One Financial Corporation	Financials
Halliburton Company	Energy
Deere & Company	Industrials
JPMorgan Chase & Co.	Financials
Wynn Resorts, Limited	Consumer Discretionary
Union Pacific Corporation	Industrials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

28	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.9%
Boeing Company (The)	107	$7,884
General Dynamics Corporation	41	3,070
Honeywell International Inc.	84	5,000

		15,954

Asset Management & Custody Banks – 1.7%
T. Rowe Price Group, Inc.	91	5,491

Broadcasting – 1.2%
CBS Corporation, Class B	135	3,840

Casinos & Gaming – 2.8%
Wynn Resorts, Limited	64	9,249

Communications Equipment – 1.4%
QUALCOMM Incorporated	81	4,611

Construction & Engineering – 2.1%
Fluor Corporation	104	6,736

Construction & Farm Machinery & Heavy Trucks – 8.1%
Caterpillar Inc.	103	10,932
Cummins Inc.	52	5,387
Deere & Company	116	9,566

		25,885

Consumer Finance – 2.9%
Capital One Financial Corporation	188	9,703

Data Processing & Outsourced Services – 2.2%
Visa Inc., Class A	86	7,225

Diversified Banks – 2.3%
Wells Fargo & Company	267	7,485

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	42	1,521

Diversified Metals & Mining – 3.1%
Rio Tinto plc, ADR	86	6,219
Southern Copper Corporation	116	3,803

		10,022

Electrical Components & Equipment – 2.5%
Emerson Electric Co.	143	8,028

Homebuilding – 1.2%
D.R. Horton, Inc.	353	4,065

Hotels, Resorts & Cruise Lines – 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	121	6,775

Household Products – 1.8%
Colgate-Palmolive Company	39	3,419
Procter & Gamble Company (The)	41	2,582

		6,001

Industrial Conglomerates – 0.9%
General Electric Company	163	3,080

Industrial Gases – 0.5%
Air Products and Chemicals, Inc.	18	1,740

COMMON STOCKS (Continued)	Shares	Value

Industrial Machinery – 2.7%
Eaton Corporation	60	$3,077
Ingersoll-Rand plc	125	5,690

		8,767

Integrated Oil & Gas – 2.3%
ConocoPhillips	22	1,690
Exxon Mobil Corporation	71	5,812

		7,502

Integrated Telecommunication Services – 1.6%
AT&T Inc.	169	5,296

Investment Banking & Brokerage – 2.4%
Goldman Sachs Group, Inc. (The)	58	7,653

Movies & Entertainment – 1.9%
Walt Disney Company (The)	155	6,065

Oil & Gas Drilling – 1.5%
Seadrill Limited	136	4,795

Oil & Gas Equipment & Services – 15.1%
Baker Hughes Incorporated	83	6,008
Halliburton Company	188	9,580
National Oilwell Varco, Inc.	175	13,722
Schlumberger Limited	228	19,694

		49,004

Oil & Gas Exploration & Production – 3.0%
Anadarko Petroleum Corporation	40	3,090
Apache Corporation	55	6,781

		9,871

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	228	9,317

Personal Products – 1.3%
Estee Lauder Companies Inc. (The), Class A	41	4,271

Pharmaceuticals – 3.1%
Johnson & Johnson	63	4,171
Merck & Co., Inc.	28	988
Pfizer Inc.	246	5,072

		10,231

Railroads – 3.8%
Norfolk Southern Corporation	50	3,769
Union Pacific Corporation	83	8,667

		12,436

Restaurants – 2.7%
McDonald’s Corporation	61	5,179
Starbucks Corporation	92	3,649

		8,828

Semiconductors – 3.9%
Microchip Technology Incorporated	325	12,329

Soft Drinks – 2.3%
Coca-Cola Company (The)	63	4,263
PepsiCo, Inc.	48	3,377

		7,640

2011	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Systems Software – 1.3%
Oracle Corporation	132	$4,354

Tobacco – 3.7%
Altria Group, Inc.	121	3,198
Philip Morris International Inc.	129	8,627

		11,825

TOTAL COMMON STOCKS – 97.7%		$317,595
(Cost: $260,230)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.8%
Caterpillar Financial Services Corporation, 0.000%, 7–1–11 (A)	$2,300	2,300
Corporacion Andina de Fomento, 0.140%, 7–21–11 (A)	2,000	2,000
ITT Corporation, 0.000%, 7–1–11 (A)	2,000	2,000
Target Corporation, 0.080%, 7–18–11 (A)	3,000	3,000

		9,300

Master Note – 2.3%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (B)	7,409	7,409

Municipal Obligations – Taxable – 2.2%
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.090%, 7–1–11 (B)	7,125	7,125

TOTAL SHORT-TERM SECURITIES – 7.3%		$23,834
(Cost: $23,834)

TOTAL INVESTMENT SECURITIES – 105.0%		$341,429
(Cost: $284,064)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (5.0%)		(16,207)

NET ASSETS – 100.0%		$325,222

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$317,595	$—	$—
Short-Term Securities	—	23,834	—
Total	$317,595	$23,834	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

30	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Energy	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.2%
Energy	85.0%
Industrials	8.6%
Materials	1.4%
Information Technology	1.1%
Consumer Discretionary	1.1%
Cash and Cash Equivalents	2.8%

Country Weightings

North America	84.3%
United States	79.4%
Canada	4.9%
Europe	7.5%
Pacific Basin	2.6%
Other	1.9%
Bahamas/Caribbean	0.9%
Cash and Cash Equivalents	2.8%

Top 10 Equity Holdings

Company	Sector	Industry
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Baker Hughes Incorporated	Energy	Oil & Gas Equipment & Services
Halliburton Company	Energy	Oil & Gas Equipment & Services
Apache Corporation	Energy	Oil & Gas Exploration & Production
Southwestern Energy Company	Energy	Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	Energy	Oil & Gas Exploration & Production
Newfield Exploration Company	Energy	Oil & Gas Exploration & Production
Occidental Petroleum Corporation	Energy	Integrated Oil & Gas

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Energy (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.1%
BorgWarner Inc. (A)	9	$703

Coal & Consumable Fuels – 3.8%
Alpha Natural Resources, Inc. (A)	11	483
Arch Coal, Inc.	25	669
Cameco Corporation	15	389
Peabody Energy Corporation	16	928

		2,469

Construction & Engineering – 4.7%
Chicago Bridge & Iron Company N.V., NY Shares	21	807
Fluor Corporation	25	1,618
Jacobs Engineering Group Inc. (A)	15	631

		3,056

Construction & Farm Machinery & Heavy Trucks – 2.7%
Bucyrus International, Inc., Class A	7	614
Caterpillar Inc.	5	495
Cummins Inc.	6	657

		1,766

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	10	899

Industrial Machinery – 1.2%
Gardner Denver, Inc.	10	819

Integrated Oil & Gas – 8.8%
ConocoPhillips	19	1,421
Exxon Mobil Corporation	21	1,717
Occidental Petroleum Corporation	18	1,853
Suncor Energy Inc.	21	805

		5,796

Oil & Gas Drilling – 5.8%
ENSCO International Incorporated	10	533
Helmerich & Payne, Inc.	27	1,779
Nabors Industries Ltd. (A)	25	623
Seadrill Limited	24	850

		3,785

Oil & Gas Equipment & Services – 30.3%
Baker Hughes Incorporated	31	2,282
Cameron International Corporation (A)	26	1,328
Core Laboratories N.V.	12	1,389
Dresser-Rand Group Inc. (A)	18	957
Dril-Quip, Inc. (A)	10	672
FMC Technologies, Inc. (A)	25	1,124
Halliburton Company	44	2,254
McDermott International, Inc. (A)	28	562
National Oilwell Varco, Inc.	41	3,217
Schlumberger Limited	34	2,925
Superior Energy Services, Inc. (A)	23	843
Tenaris S.A., ADR	30	1,349
Weatherford International Ltd. (A)	59	1,099

		20,001

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Exploration & Production – 29.1%
Anadarko Petroleum Corporation	25	$1,896
Apache Corporation	16	1,955
Cabot Oil & Gas Corporation	13	859
CNOOC Limited, ADR	3	790
Concho Resources Inc. (A)	6	579
Continental Resources, Inc. (A)	29	1,876
Devon Energy Corporation	9	705
EOG Resources, Inc.	9	957
Forest Oil Corporation (A)	14	366
Kosmos Energy Ltd. (A)	38	641
Newfield Exploration Company (A)	28	1,871
Noble Energy, Inc.	14	1,228
Oasis Petroleum LLC (A)	43	1,275
Plains Exploration and Production Company (A)	19	726
Southwestern Energy Company (A)	45	1,920
St. Mary Land & Exploration Company	10	698
Ultra Petroleum Corp. (A)	19	866

		19,208

Oil & Gas Refining & Marketing – 1.3%
Clean Energy Fuels Corp. (A)	28	369
Gevo, Inc. (A)	29	454

		823

Oil & Gas Storage & Transportation – 5.9%
El Paso Corporation	64	1,283
El Paso Pipeline Partners, L.P.	23	794
Enbridge Inc.	37	1,195
Williams Companies, Inc. (The)	21	629

		3,901

Semiconductors – 1.1%
First Solar, Inc. (A)	6	734

TOTAL COMMON STOCKS – 97.2%		$63,960
(Cost: $53,980)

SHORT-TERM SECURITIES – 2.6%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (B)	$1,702	$1,702

(Cost: $1,702)

TOTAL INVESTMENT SECURITIES – 99.8%		$65,662
(Cost: $55,682)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		130

NET ASSETS – 100.0%		$65,792

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

32	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Energy (in thousands)	JUNE 30, 2011 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$63,960	$—	$—
Short-Term Securities	—	1,702	—
Total	$63,960	$1,702	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
United States	79.4%
Canada	4.9%
Netherlands	3.3%
Luxembourg	2.1%
Australia	1.4%
Norway	1.3%
Hong Kong	1.2%
Ghana	1.0%
Other Countries	2.6%
Other+	2.8%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS

Global Bond	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Bonds	82.2%
Corporate Debt Securities	49.8%
United States Government and Government Agency Obligations	30.0%
Other Government Securities	2.4%
Cash and Cash Equivalents and Equities	17.8%

Certain U.S. government securities, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Quality Weightings

Investment Grade	55.4%
AAA	30.0%
A	3.8%
BBB	21.6%
Non-Investment Grade	26.8%
BB	17.4%
B	6.1%
CCC	0.8%
Non-rated	2.5%
Cash and Cash Equivalents and Equities	17.8%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Country Weightings

North America	34.3%
United States	31.4%
Other North America	2.9%
South America	26.5%
Brazil	16.0%
Columbia	4.4%
Argentina	4.4%
Other South America	1.7%
Pacific Basin	9.6%
India	4.0%
Other Pacific Basin	5.6%
Europe	9.6%
Russia	8.0%
Other Europe	1.6%
Other	2.3%
Cash and Cash Equivalents	17.7%

34	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS – 0.1%	Shares		Value

Diversified Metals & Mining
Southern Copper Corporation	—	*	$7

(Cost: $7)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 2.3%
Bombardier Inc., 7.500%, 3–15–18 (A)	$50		56
Embraer Overseas Limited, 6.375%, 1–24–17	100		110

			166

Agricultural Products – 1.6%
CCL Finance Limited, 9.500%, 8–15–14	100		116

Airlines – 2.2%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (A)	49		53
TAM Capital 2 Inc., 9.500%, 1–29–20	100		108

			161

Broadcasting – 2.9%
Globo Comunicacoe e Participacoes S.A., 6.250%, 12–20–49 (B)	200		209

Distillers & Vintners – 0.9%
Central European Distribution Corporation, Convertible, 3.000%, 3–15–13	75		62

Diversified Banks – 11.5%
Banco Bradesco S.A., 4.125%, 5–16–16 (A)	200		202
Banco Cruzeiro do Sul S.A., 7.000%, 7–8–13	115		116
Banco de Credito del Peru, 4.750%, 3–16–16 (A)	100		99
Banco Santander Chile, S.A., 3.750%, 9–22–15 (A)	100		101
Bancolombia S.A., 4.250%, 1–12–16 (A)	100		101
Sberbank Rossii OAO, 6.480%, 5–15–13	100		107
State Bank of India, 4.500%, 10–23–14	100		103

			829

Electric Utilities – 5.1%
EEB International Ltd., 8.750%, 10–31–14	100		106
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (A)	50		50
Majapahit Holding B.V., 7.750%, 10–17–16	100		116
Rural Electrification Corporation Limited, 4.250%, 1–25–16	100		99

			371

Food Distributors – 1.3%
Olam International Limited, 7.500%, 8–12–20	100		97

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Homebuilding – 1.4%
URBI, Desarrollos Urbanos, S.A. de C.V., 8.500%, 4–19–16	$100	$103

Household Appliances – 0.7%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15	50	53

Independent Power Producers & Energy Traders – 2.9%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	100	98
Listrindo Capital B.V., 9.250%, 1–29–15 (A)	100	110

		208

IT Consulting & Other Services – 0.3%
iGATE Corporation, 9.000%, 5–1–16 (A)	25	25

Marine Ports & Services – 1.4%
Novorossiysk Port Capital S.A., 7.000%, 5–17–12	100	103

Multi-Utilities – 1.0%
Black Hills Corporation, 9.000%, 5–15–14	65	75

Oil & Gas Drilling – 2.7%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (A)	90	91
Noble Group Limited, 4.875%, 8–5–15	100	104

		195

Oil & Gas Exploration & Production – 7.0%
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	100	88
Novatek Finance Limited, 5.326%, 2–3–16 (A)	200	206
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (A)	100	113
Pan American Energy LLC, 7.875%, 5–7–21	100	106

		513

Packaged Foods & Meats – 2.8%
BFF International Limited, 7.250%, 1–28–20	100	107
JBS Finance II Ltd., 8.250%, 1–29–18 (A)	100	102

		209

Paper Products – 0.3%
Inversiones CMPC S.A., 4.750%, 1–19–18 (A)	25	25

Wireless Telecommunication Service – 1.5%
VIP Finance Ireland Limited, 8.375%, 4–30–13	100	108

TOTAL CORPORATE DEBT SECURITIES – 49.8%		$3,628
(Cost: $3,628)

2011	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

OTHER GOVERNMENT SECURITIES	Principal	Value
Argentina – 1.5%
City of Buenos Aires, 12.500%, 4–6–15 (A)	$100	$113

Supranational – 0.9%
Central American Bank for Economic Integration, 5.375%, 9–24–14	58	63

TOTAL OTHER GOVERNMENT SECURITIES – 2.4%		$176
(Cost: $175)

UNITED STATES GOVERNMENT OBLIGATIONS – 30.0%
Treasury Obligations
United States Treasury Notes, 1.750%, 8–15–12	2,150	$2,186

(Cost: $2,183)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 8.2%
General Mills, Inc., 0.180%, 7–20–11 (C)	$300	$300
Harley-Davidson Funding Corp., 0.310%, 7–26–11 (C)	300	300

		600

Master Note – 8.4%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (D)	612	612

TOTAL SHORT-TERM SECURITIES – 16.6%		$1,212
(Cost: $1,212)

TOTAL INVESTMENT SECURITIES – 98.9%		$7,209
(Cost: $7,205)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		80

NET ASSETS – 100.0%		$7,289

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Goldman Sachs International	1,200	6–13–13	$—	$1
Buy	Chinese Yuan Renminbi	Goldman Sachs International	1,000	6–24–13	—	—	*
Sell	Euro	Deutsche Bank AG	158	8–22–12	—	11

					$—	$12

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $1,447 or 19.9% of net assets.

(B)	This security currently pays the stated rate but this rate will increase in the future.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$7	$—	$—
Corporate Debt Securities	—	3,421	207
Other Government Securities	—	176	—
United States Government Obligations	—	2,186	—
Short-Term Securities	—	1,212	—
Total	$7	$6,995	$207
Liabilities
Forward Foreign Currency Contracts	$—	$12	$—

36	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 1-1-11	$267
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	1
Purchases	—
Sales	(7)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(54)
Ending Balance 6-30-11	$207
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$1

Country Diversification
(as a % of net assets)
United States	31.4%
Brazil	16.0%
Russia	8.0%
Argentina	4.4%
Columbia	4.4%
India	4.0%
Singapore	2.8%
Mexico	2.1%
Chile	1.7%
Netherlands	1.6%
Indonesia	1.5%
Panama	1.4%
China	1.3%
Other Countries	1.7%
Other+	17.7%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS

Global Natural Resources	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	85.0%
Energy	39.3%
Materials	35.5%
Information Technology	4.1%
Industrials	2.7%
Utilities	2.3%
Consumer Staples	0.6%
Financials	0.5%
Options	9.1%
Cash and Cash Equivalents	5.9%

Country Weightings

North America	50.5%
United States	35.5%
Canada	15.0%
Pacific Basin	16.2%
China	6.0%
Other Pacific Basin	10.2%
Europe	12.8%
United Kingdom	9.0%
Russia	3.7%
Other Europe	0.1%
South America	3.8%
Brazil	3.7%
Other South America	0.1%
Other	0.9%
Bahamas/Caribbean	0.8%
Cash and Cash Equivalents and Options	15.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Petrohawk Energy Corporation	United States	Energy	Oil & Gas Exploration & Production
Halliburton Company	United States	Energy	Oil & Gas Equipment & Services
Xstrata plc	United Kingdom	Materials	Diversified Metals & Mining
Cabot Oil & Gas Corporation	United States	Energy	Oil & Gas Exploration & Production
First Quantum Minerals Ltd.	Canada	Materials	Diversified Metals & Mining
Alpha Natural Resources, Inc.	United States	Energy	Coal & Consumable Fuels
Cameron International Corporation	United States	Energy	Oil & Gas Equipment & Services
Potash Corporation of Saskatchewan Inc.	Canada	Materials	Fertilizers & Agricultural Chemicals
Mitsubishi Corporation	Japan	Industrials	Trading Companies & Distributors
Celanese Corporation, Series A	United States	Materials	Commodity Chemicals

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

38	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.8%
Newcrest Mining Limited	109	$4,417

Bermuda – 0.3%
Petra Diamonds Limited (A)(B)	285	732

Brazil – 3.4%
Companhia de Saneamento de Minas Gerais	60	1,203
Companhia Energetica de Minas Gerais – CEMIG, ADR	75	1,548
Petroleo Brasileiro S.A. – Petrobras, ADR	39	1,321
Suzano Bahia Sul Papel E Celulose S.A.	465	3,361
Tractebel Energia S.A.	55	959

		8,392

Canada – 15.0%
Advantage Oil & Gas Ltd. (B)	121	959
Agrium Inc.	30	2,589
Athabasca Oil Sands Corp. (B)	135	2,128
Barrick Gold Corporation	40	1,812
Cameco Corporation	13	343
Canadian Natural Resources Limited	90	3,772
Cenovus Energy Inc.	40	1,510
Connacher Oil and Gas Limited (B)	475	517
First Quantum Minerals Ltd.	51	7,437
Goldcorp Inc.	23	1,110
IAMGOLD Corporation	80	1,505
Lake Shore Gold Corp. (B)	450	1,311
Neo Material Technologies Inc. (B)	100	962
Niko Resources Ltd.	10	624
Potash Corporation of Saskatchewan Inc.	90	5,129
Progress Energy Resources Corp.	40	574
Southern Pacific Resource Corp. (B)	200	321
Suncor Energy Inc.	55	2,155
Teck Cominco Limited	29	1,474
Uranium One Inc.	225	620

		36,852

Cayman Islands – 0.5%
Eurasia Drilling Company Limited, GDR	8	236
JinkoSolar Holding Co., Ltd., ADR (B)	25	663
Vantage Drilling Company, Units (B)	150	273

		1,172

Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., ADR	5	324

China – 6.0%
China High Speed Transmission Equipment Group Co., Ltd.	127	141
China Metal Recycling (Holdings) Limited	2,150	2,623
GCL-Poly Energy Holdings Limited	7,900	4,114
Hidili Industry International Development Limited, ADR	800	694
Sino-Forest Corporation, Class A (B)	590	1,958
Trina Solar Limited, ADR (B)	145	3,251
Yingli Green Energy Holding Company Limited, ADR (B)	216	1,989

		14,770

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (B)(C)	70	140

COMMON STOCKS (Continued)	Shares	Value

Hong Kong – 0.6%
China Longyuan Power Group Corporation Limited, H Shares	950	$922
China Vanadium Titano-Magnetite Mining Company Limited, H Shares	600	231
Guangdong Investment Limited	775	415

		1,568

India – 1.9%
Adani Enterprises Limited	55	881
Infrastructure Development Finance Company Limited (B)	400	1,178
Shree Renuka Sugars Limited	350	524
Sterlite Industries (India) Limited	575	2,169

		4,752

Indonesia – 0.7%
PT Adaro Energy Tbk	4,500	1,290
PT Harum Energy Tbk	200	223
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,000	272

		1,785

Israel – 0.9%
Israel Chemicals Ltd.	135	2,154

Japan – 1.9%
Mitsubishi Corporation	190	4,746

Norway – 0.0%
DNO International ASA (B)	100	114

Russia – 3.3%
Mechel OAO, ADR	39	340
Mechel Steel Group OAO, ADR	166	3,965
Open Joint Stock Company “RusHydro”, ADR	100	481
Open Joint Stock Company Gazprom, ADR	225	3,285

		8,071

Singapore – 0.2%
Indofood Agri Resources Ltd. (B)	450	585

South Korea – 2.4%
LG Chem, Ltd.	10	4,366
OCI Company Ltd.	4	1,517

		5,883

Thailand – 0.7%
Banpu Public Company Limited	75	1,753

United Kingdom – 9.0%
Antofagasta plc	60	1,343
Chariot Oil & Gas Limited (B)	105	313
ENSCO International Incorporated	35	1,866
Hochschild Mining plc, ADR	30	221
Randgold Resources Limited, ADR	29	2,437
Rio Tinto plc	58	4,188
Xstrata plc	540	11,893

		22,261

United States – 35.4%
Alpha Natural Resources, Inc. (B)	120	5,453
Arch Coal, Inc.	38	1,013

2011	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

United States (Continued)
Baker Hughes Incorporated	30	$2,177
Boise Inc.	80	623
Brigham Exploration Company (B)	10	299
Cabot Oil & Gas Corporation	135	8,952
Cameron International Corporation (B)	103	5,180
Celanese Corporation, Series A	89	4,745
Chart Industries, Inc. (B)	15	810
Cliffs Natural Resources Inc.	35	3,236
CONSOL Energy Inc.	9	436
El Paso Corporation	155	3,131
Energy XXI (Bermuda) Limited (B)	12	399
GeoResources, Inc. (B)	5	112
Halliburton Company (D)	255	13,004
Hess Corporation	8	598
International Paper Company	84	2,514
Kodiak Oil & Gas Corp. (B)	325	1,875
Occidental Petroleum Corporation (D)	45	4,682
Peabody Energy Corporation	20	1,178
Petrohawk Energy Corporation (B)	535	13,198
Plains Exploration and Production Company (B)	120	4,574
Schlumberger Limited (D)	50	4,320
Solutia Inc. (B)	29	663
Tronox Incorporated (B)	1	112
Walter Industries, Inc.	15	1,737
Williams Companies, Inc. (The)	67	2,033
Zhongpin Inc. (B)	20	210

		87,264

TOTAL COMMON STOCKS – 84.2%		$207,735
(Cost: $194,106)

PREFERRED STOCKS
Brazil – 0.3%
Bradespar S.A.	25	629

Russia – 0.4%
Mechel	80	1,180

United States – 0.1%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	68	171

TOTAL PREFERRED STOCKS – 0.8%		$1,980
(Cost: $1,942)

CALL OPTIONS	Number of Contracts (Unrounded)
Baker Hughes Incorporated, $50.00, Expires 1–23–12	600	1,428
Barrick Gold Corporation, $35.00, Expires 1–23–12	2,100	2,305
Canadian Natural Resources Ltd, $30.00, Expires 1–23–12	1,000	1,240
El Paso Corporation, $7.50, Expires 1–23–12	1,200	1,515
International Paper Company, $17.50, Expires 1–23–12	1,800	2,237
Occidental Petroleum Corporation: $60.00, Expires 1–23–12	550	2,447
$70.00, Expires 1–23–12	150	525

CALL OPTIONS (Continued)	Number of Contracts (Unrounded)	Value

Rio Tinto plc, ADR, $50.00, Expires 1–23–12	575	$1,308
Schlumberger Limited, $60.00, Expires 1–23–12	375	1,017
Suncor Energy Inc., $25.00, Expires 1–23–12	1,600	2,300
Williams Companies, Inc. (The): $20.00, Expires 8–22–11	400	408
$17.50, Expires 1–23–12	1,800	2,304

TOTAL CALL OPTIONS – 7.8%		$19,034
(Cost: $17,335)

CORPORATE DEBT SECURITIES – 0.0%	Principal
Brazil
Bahia Sul Celulose S.A., 8.614%, 12–1–12 (A)(E)(F)	BRL180	$75

(Cost: $83)

PUT OPTIONS	Number of Contracts (Unrounded)
Energy Select Sector SPDR, $90.00, Expires 9–19–11	1,600	2,404
Materials Select Sector SPDR, $46.00, Expires 9–19–11	600	440
S&P Metals & Mining SPDR, $80.00, Expires 9–19–11	400	453

TOTAL PUT OPTIONS – 1.3%		$3,297
(Cost: $3,995)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.3%
Air Products and Chemicals, Inc., 0.100%, 7–11–11 (G)	$3,000	3,000
Caterpillar Financial Services Corporation, 0.000%, 7–1–11 (G)	2,200	2,200
Corporacion Andina de Fomento, 0.120%, 7–12–11 (G)	3,000	3,000

		8,200

Master Note – 2.4%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (H)	5,987	5,987

TOTAL SHORT-TERM SECURITIES – 5.7%		$14,187
(Cost: $14,187)

TOTAL INVESTMENT SECURITIES – 99.8%		$246,308
(Cost: $231,648)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		600

NET ASSETS – 100.0%		$246,908

40	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation		Unrealized Depreciation
Sell	Brazilian Real	Royal Bank of Canada	700	7–15–11	$—		$35
Sell	Brazilian Real	Royal Bank of Canada	700	7–22–11	—		22
Sell	Brazilian Real	Bank of New York Mellon (The)	1,165	7–29–11	—		19
Sell	Brazilian Real	Toronto–Dominion Bank (The)	1,280	8–12–11	—		32
Sell	Brazilian Real	Toronto–Dominion Bank (The)	1,100	9–2–11	—		10
Sell	British Pound	Canadian Imperial Bank of Commerce	1,400	7–15–11	—		5
Sell	British Pound	State Street Global Markets	1,950	7–22–11	34		—
Sell	British Pound	Royal Bank of Canada	3,080	8–12–11	119		—
Sell	British Pound	Toronto–Dominion Bank (The)	1,180	8–19–11	10		—
Sell	British Pound	Bank of New York Mellon (The)	2,520	9–16–11	82		—
Sell	British Pound	Bank of New York Mellon (The)	400	9–23–11	3		—
Sell	Canadian Dollar	Bank of New York Mellon (The)	4,100	7–22–11	6		—
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	2,190	8–19–11	—		6
Sell	Canadian Dollar	Bank of New York Mellon (The)	3,000	8–26–11	—		18
Sell	Canadian Dollar	Bank of New York Mellon (The)	1,175	9–16–11	—		28
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	2,800	9–23–11	—		53
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	135,100	7–13–11	—		64
Sell	Japanese Yen	Bank of New York Mellon (The)	32,000	8–17–11	—		1
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	88,000	8–31–11	4		—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	95,000	9–28–11	4		—
Sell	Japanese Yen	State Street Global Markets	6,000	10–5–11	—	*	—

					$262		$293

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $807 or 0.3% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2011, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5–1–07 to 4–17–08	70	$118	$140
Konarka Technologies, Inc., 8.0% Cumulative	8–31–07	68	211	171

			$329	$311

The total value of these securities represented 0.1% of net assets at June 30, 2011.

(D)	Securities serve as collateral for the following open futures contracts at June 30, 2011:

Description	Type	Expiration Date	Number of Contracts (Unrounded)	Market Value	Unrealized Depreciation
S&P/Toronto Stock Exchange 60 Index	Short	9–16–11	59	$(9,325)	$(252)
S&P 500 E-mini	Short	9–17–11	135	(8,880)	(350)

				$(18,205)	$(602)

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL — Brazilian Real).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(G)	Rate shown is the yield to maturity at June 30, 2011.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

2011	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2011 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$210	$1,381	$—
Energy	93,433	3,380	140
Financials	—	1,178	—
Industrials	810	5,767	—
Information Technology	5,903	4,114	—
Materials	49,342	36,549	—
Utilities	4,191	1,337	—
Total Common Stocks	$153,889	$53,706	$140
Preferred Stocks	629	1,180	171
Call Options	19,034	—	—
Corporate Debt Securities	—	—	75
Put Options	3,297	—	—
Short-Term Securities	—	14,187	—
Total	$176,849	$69,073	$386
Forward Foreign Currency Contracts	$—	$262	$—
Liabilities
Forward Foreign Currency Contracts	$—	$293	$—
Futures Contracts	602	—	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 1-1-11	$140	$244	$56
Net realized gain (loss)	—	—	8
Net unrealized appreciation (depreciation)	—	(73)	8
Purchases	—	—	36
Sales	—	—	(33)
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 6-30-11	$140	$171	$75
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$—	$(73)	$8

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Energy	39.3%
Materials	35.5%
Information Technology	4.1%
Industrials	2.7%
Utilities	2.3%
Consumer Staples	0.6%
Financials	0.5%
Other+	15.0%

+Includes	options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Growth	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Information Technology	31.6%
Consumer Discretionary	24.6%
Industrials	12.4%
Energy	10.2%
Health Care	6.7%
Consumer Staples	5.1%
Materials	4.3%
Financials	3.7%
Cash and Cash Equivalents	1.4%

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Oracle Corporation	Information Technology
Schlumberger Limited	Energy
Allergan, Inc.	Health Care
Wynn Resorts, Limited	Consumer Discretionary
Cognizant Technology Solutions Corporation, Class A	Information Technology
National Oilwell Varco, Inc.	Energy
Precision Castparts Corp.	Industrials
Starbucks Corporation	Consumer Discretionary
CBS Corporation, Class B	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.2%
Boeing Company (The)	239	$17,654
Precision Castparts Corp.	189	31,054

		48,708

Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	264	13,519

Application Software – 2.2%
Intuit Inc. (A)	194	10,076
salesforce.com, inc. (A)	69	10,340

		20,416

Asset Management & Custody Banks – 2.7%
T. Rowe Price Group, Inc.	424	25,609

Auto Parts & Equipment – 2.4%
BorgWarner Inc. (A)	148	11,941
Gentex Corporation	343	10,369

		22,310

Automotive Retail – 2.3%
AutoZone, Inc. (A)	40	11,883
O’Reilly Automotive, Inc. (A)	143	9,348

		21,231

Broadcasting – 3.8%
CBS Corporation, Class B	1,084	30,880
Discovery Holding Company, Class A (A)	104	4,252

		35,132

Casinos & Gaming – 3.8%
Wynn Resorts, Limited	248	35,555

Communications Equipment – 4.3%
Juniper Networks, Inc. (A)	315	9,923
QUALCOMM Incorporated	540	30,641

		40,564

Computer Hardware – 6.4%
Apple Inc. (A)	177	59,448

Computer Storage & Peripherals – 0.5%
NetApp, Inc. (A)	87	4,577

Construction & Farm Machinery & Heavy Trucks – 2.1%
Caterpillar Inc.	182	19,376

Consumer Electronics – 0.5%
Harman International Industries, Incorporated	106	4,821

Data Processing & Outsourced Services – 1.1%
MasterCard Incorporated, Class A	34	10,095

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	217	12,178

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	75	6,648

COMMON STOCKS (Continued)	Shares	Value

Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Company	101	$7,348

Footwear – 1.0%
NIKE, Inc., Class B	109	9,781

Health Care Equipment – 1.4%
Intuitive Surgical, Inc. (A)	16	5,842
Stryker Corporation	116	6,785

		12,627

Hotels, Resorts & Cruise Lines – 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	331	18,569

Industrial Gases – 2.8%
Praxair, Inc.	235	25,450

Industrial Machinery – 1.7%
Danaher Corporation	291	15,425

Internet Retail – 2.0%
Amazon.com, Inc. (A)	89	18,220

Internet Software & Services – 3.1%
Google Inc., Class A (A)	57	28,641

IT Consulting & Other Services – 3.4%
Cognizant Technology Solutions Corporation, Class A (A)	431	31,595

Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc. (A)	145	9,343

Movies & Entertainment – 1.5%
Walt Disney Company (The)	352	13,746

Oil & Gas Equipment & Services – 10.2%
Halliburton Company	436	22,231
National Oilwell Varco, Inc.	400	31,292
Schlumberger Limited	477	41,234

		94,757

Other Diversified Financial Services – 1.0%
JPMorgan Chase & Co.	225	9,208

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	146	9,849

Personal Products – 2.1%
Estee Lauder Companies Inc. (The), Class A	195	20,533

Pharmaceuticals – 4.3%
Allergan, Inc.	482	40,143

Restaurants – 4.2%
McDonald’s Corporation	113	9,528
Starbucks Corporation	784	30,963

		40,491

Semiconductor Equipment – 0.7%
Lam Research Corporation (A)	147	6,522

44	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Semiconductors – 3.8%
ARM Holdings plc, ADR	248	$7,062
Broadcom Corporation, Class A	178	5,981
Microchip Technology Incorporated	601	22,788

		35,831

Soft Drinks – 1.9%
Coca-Cola Company (The)	111	7,449
PepsiCo, Inc.	145	10,205

		17,654

Specialty Chemicals – 0.7%
Ecolab Inc.	124	6,974

Specialty Stores – 1.1%
Tiffany & Co.	125	9,815

Systems Software – 6.1%
Oracle Corporation	1,257	41,364
VMware, Inc., Class A (A)	159	15,947

		57,311

TOTAL COMMON STOCKS – 98.6%		$920,020
(Cost: $723,631)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 0.3%
Caterpillar Financial Services Corporation, 0.000%, 7–1–11 (B)	$3,000	$3,000

Master Note – 0.4%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	3,990	3,990

Municipal Obligations – Taxable – 0.6%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.050%, 7–1–11 (C)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.090%, 7–1–11 (C)	2,500	2,500

		5,500

TOTAL SHORT-TERM SECURITIES – 1.3%		$12,490
(Cost: $12,490)

TOTAL INVESTMENT SECURITIES – 99.9%		$932,510
(Cost: $736,121)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		540

NET ASSETS – 100.0%		$933,050

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$920,020	$—	$—
Short-Term Securities	—	12,490	—
Total	$920,020	$12,490	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS

High Income	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Bonds	94.2%
Corporate Debt Securities	81.7%
Senior Loans	11.9%
Municipal Bonds—Taxable	0.6%
Cash and Cash Equivalents and Equities	5.8%

Quality Weightings

Investment Grade	4.1%
A	1.5%
BBB	2.6%
Non-Investment Grade	90.1%
BB	14.4%
B	50.8%
CCC	24.1%
Below CCC	0.2%
Non-rated	0.6%
Cash and Cash Equivalents and Equities	5.8%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

46	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	13	$186

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	18	239

Railroads – 0.3%
Kansas City Southern (A)	15	891

Thrifts & Mortgage Finance – 0.1%
PMI Group, Inc. (The) (A)	187	200

TOTAL COMMON STOCKS – 0.6%		$1,516
(Cost: $2,297)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.5%	18	442
GMAC Capital Trust I, Preferred 8.125%	15	371

		813

Trucking – 0.1%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	15	203

TOTAL PREFERRED STOCKS – 0.4%		$1,016
(Cost: $973)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	1	$150

(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.1%
National CineMedia, Inc., 7.875%, 7–15–21 (B)	$325	330

Aerospace & Defense – 0.3%
Acquisition Co., 10.000%, 6–1–17 (B)	335	353
Ducommun Incorporated, 9.750%, 7–15–18 (B)	325	334

		687

Agricultural Products – 1.2%
American Rock Salt Company LLC and American Rock Salt Capital Corporation, 8.250%, 5–1–18 (B)	195	196
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	1,475	1,556
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(C)	1,391	1,441

		3,193

Alternative Carriers – 3.6%
Level 3 Communications, Inc.:
11.875%, 2–1–19 (B)(D)	2,812	3,033
8.125%, 7–1–19 (B)	1,280	1,286

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Alternative Carriers (Continued)
Level 3 Financing, Inc., 10.000%, 2–1–18	$700	$752
9.375%, 4–1–19 (B)	200	206
PAETEC Escrow Corporation, 9.875%, 12–1–18 (B)	1,160	1,202
PAETEC Holding Corp., 9.500%, 7–15–15	2,850	2,957

		9,436

Apparel Retail – 0.9%
Burlington Coat Factory Investments Holdings, Inc., 10.000%, 2–15–19 (B)	295	292
J.Crew Group, Inc., 8.125%, 3–1–19 (B)	2,155	2,074

		2,366

Apparel, Accessories & Luxury Goods – 0.2%
Norcraft Companies, L.P. and Norcraft Finance Corp., 10.500%, 12–15–15	590	599

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18 (B)	1,037	1,050

Auto Parts & Equipment – 2.7%
Affinia Group Inc.:
9.000%, 11–30–14	290	294
10.750%, 8–15–16 (B)	1,656	1,846
Exide Technologies, 8.625%, 2–1–18 (B)	807	839
Icahn Enterprises L.P., 8.000%, 1–15–18	2,721	2,762
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp., 7.750%, 1–15–16	980	1,006
Visteon Corporation, 6.750%, 4–15–19 (B)	440	425

		7,172

Automotive Retail – 2.6%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	725	720
8.375%, 11–15–20 (B)	1,885	1,918
Sonic Automotive, Inc., 9.000%, 3–15–18	2,865	3,015
United Auto Group, Inc., 7.750%, 12–15–16	1,250	1,275

		6,928

Broadcasting – 0.9%
Cumulus Media Inc., 7.750%, 5–1–19 (B)	1,545	1,492
dcp LLC, 10.750%, 8–15–15 (B)	490	434
Gray Television, Inc., 10.500%, 6–29–15	460	478

		2,404

2011	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Building Products – 0.9%
Building Materials Corporation of America, 6.750%, 5–1–21 (B)	$325	$327
Masonite International Corporation, 8.250%, 4–15–21 (B)	265	263
Ply Gem Holdings, Inc., 8.250%, 2–15–18 (B)	2,050	1,942

		2,532

Cable & Satellite – 0.3%
CCO Holdings, LLC and CCO Holdings Capital Corp., 6.500%, 4–30–21	735	725

Casinos & Gaming – 1.6%
Inn of the Mountain Gods Resort and Casino, 1.250%, 11–30–20	1,181	719
MGM MIRAGE:
11.375%, 3–1–18	600	674
9.000%, 3–15–20	400	438
MGM Resorts International, 10.000%, 11–1–16 (B)	560	594
Peninsula Gaming, LLC:
8.375%, 8–15–15	550	578
8.375%, 8–15–15 (B)	440	462
10.750%, 8–15–17	400	437
10.750%, 8–15–17 (B)	217	237

		4,139

Catalog Retail – 0.9%
QVC, Inc.,
7.500%, 10–1–19 (B)	2,330	2,470

Coal & Consumable Fuels – 0.6%
Alpha Natural Resources, Inc.:
6.000%, 6–1–19	306	305
6.250%, 6–1–21	515	518
Arch Coal, Inc.:
7.000%, 6–15–19 (B)	320	319
7.250%, 6–15–21 (B)	512	513

		1,655

Communications Equipment – 1.0%
Brightstar Corporation, 9.500%, 12–1–16 (B)	2,415	2,584

Construction & Farm Machinery & Heavy Trucks – 0.2%
ArvinMeritor, Inc., 10.625%, 3–15–18	300	337
Greenbrier Companies, Inc., (The), Convertible, 3.500%, 4–1–18 (B)	200	181

		518

Construction Materials – 2.5%
Cemex Finance LLC, 9.500%, 12–14–16 (B)	1,050	1,085
Cemex SAB de CV, 9.000%, 1–11–18 (B)	140	142
Headwaters Incorporated, 7.625%, 4–1–19	1,340	1,219
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	375	304
14.750%, 2–1–14 (B)	2,221	2,524

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Construction Materials (Continued)
Hillman Group, Inc. (The):
10.875%, 6–1–18		$1,005	$1,084
10.875%, 6–1–18 (B)		402	434

			6,792

Consumer Finance – 1.5%
American General Finance Corporation, 6.900%, 12–15–17		500	459
Bankrate Inc., 11.750%, 7–15–15 (B)		1,397	1,593
Credit Acceptance Corporation:
9.125%, 2–1–17		640	685
9.125%, 2–1–17 (B)		270	288
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (B)		1,085	1,109
TMX Finance LLC and TitleMax Finance Corp, 13.250%, 7–15–15		188	211

			4,345

Consumer Products – 0.6%
Prestige Brands, Inc.:
8.250%, 4–1–18		1,000	1,048
8.250%, 4–1–18 (B)		617	646

			1,694

Diversified Chemicals – 1.3%
Kinove German Bondco GmbH:
9.625%, 6–15–18 (B)		715	745
10.000%, 6–15–18 (B)(E)	EUR	520	784
Styrolution Group GmbH, 7.625%, 5–15–16 (B)(E)		1,390	1,976

			3,505

Diversified Metals & Mining – 1.8%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)		$1,360	1,387
6.375%, 2–1–16 (B)		300	299
6.875%, 2–1–18 (B)		300	305
Quadra FNX Mining Ltd., 7.750%, 6–15–19 (B)		960	970
Taseko Mines Limited, 7.750%, 4–15–19		1,745	1,758

			4,719

Diversified Support Services – 0.6%
ARAMARK Holdings Corporation, 8.625%, 5–1–16 (B)		500	509
SITEL, LLC and SITEL Finance Corp., 11.500%, 4–1–18		1,180	1,079

			1,588

Education Services – 3.2%
Laureate Education, Inc.:
10.000%, 8–15–15 (B)		1,750	1,829
11.000%, 8–15–15 (B)(C)		4,413	4,496
11.750%, 8–15–17 (B)(D)		2,140	2,335

			8,660

Electrical Components & Equipment – 0.3%
International Wire Group, Inc., 9.750%, 4–15–15 (B)		800	844

48	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Electronic Equipment & Instruments – 3.0%
CDW Escrow Corporation, 8.500%, 4–1–19 (B)(D)	$4,660	$4,567
CDW LLC and CDW Finance Corporation, 12.535%, 10–12–17	3,490	3,760

		8,327

Electronic Manufacturing Services – 1.9%
Jabil Circuit, Inc.:
7.750%, 7–15–16	1,520	1,683
8.250%, 3–15–18 (D)	1,885	2,154
KEMET Corporation, 10.500%, 5–1–18	1,040	1,149

		4,986

Food Distributors – 1.0%
U.S. Foodservice, Inc., 8.500%, 6–30–19 (B)	440	427
Viskase Companies, Inc.:
9.875%, 1–15–18 (B)	2,100	2,189

		2,616

Forest Products – 1.5%
Ainsworth Lumber Co. Ltd., 11.000%, 7–29–15 (B)(C)	4,230	3,920

Health Care Equipment – 0.5%
Biomet, Inc., 11.625%, 10–15–17	533	591
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17 (B)	420	426
NuVasive, Inc., Convertible, 2.750%, 7–1–17	375	379

		1,396

Health Care Facilities – 3.2%
HCA Inc., 9.625%, 11–15–16	1	1
HealthSouth Corporation, 8.125%, 2–15–20	1,675	1,799
Kindred Escrow Corp., 8.250%, 6–1–19 (B)	995	990
Radiation Therapy Services, Inc., 9.875%, 4–15–17	1,680	1,678
Tenet Healthcare Corporation, 6.875%, 11–15–31	2,303	1,923
United Surgical Partners International, Inc., 8.875%, 5–1–17 (D)	2,000	2,089

		8,480

Health Care Services – 1.2%
Air Medical Group Holdings Inc., 9.250%, 11–1–18 (B)	1,620	1,710
OnCure Holdings, Inc., 11.750%, 5–15–17	660	681
WP Rocket Merger Sub, Inc., 10.125%, 7–15–19 (B)	830	838

		3,229

Health Care Technology – 0.8%
MedAssets, Inc., 8.000%, 11–15–18 (B)	2,248	2,226

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Home Furnishings – 0.4%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (B)	$620	$639
Simmons Bedding Company, 11.250%, 7–15–15 (B)	300	315

		954

Household Products – 1.1%
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	950	943
9.000%, 4–15–19 (B)	1,880	1,856
8.250%, 2–15–21 (B)	280	262

		3,061

Human Resource & Employment Services – 0.5%
CDRT Merger Sub, Inc., 8.125%, 6–1–19 (B)	1,280	1,280

Independent Power Producers & Energy Traders – 1.8%
Calpine Corporation:
7.875%, 7–31–20 (B)	700	732
7.500%, 2–15–21 (B)	876	894
7.875%, 1–15–23 (B)	285	294
NRG Energy, Inc.:
7.625%, 5–15–19 (B)	1,280	1,273
7.875%, 5–15–21 (B)	1,600	1,595

		4,788

Industrial Conglomerates – 0.6%
Pinafore, LLC and Pinafore, Inc., 9.000%, 10–1–18 (B)	1,425	1,535

Industrial Machinery – 1.3%
CPM Holdings, Inc., 10.875%, 9–1–14 (B)	1,250	1,357
RBS Global, Inc. and Rexnord LLC, 11.750%, 8–1–16 (D)	2,215	2,343

		3,700

Investment Banking & Brokerage – 0.4%
E*TRADE Financial Corporation, 6.750%, 6–1–16	1,200	1,176

IT Consulting & Other Services – 1.5%
iGATE Corporation, 9.000%, 5–1–16 (B)	4,050	4,091

Leisure Facilities – 1.3%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (B)	2,242	2,247
Speedway Motorsports, Inc., 8.750%, 6–1–16	1,100	1,187

		3,434

Life & Health Insurance – 0.7%
CNO Financial Group, Inc., 9.000%, 1–15–18 (B)	1,756	1,861

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc., 10.625%, 8–15–19 (B)	880	990

2011	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

High Income (in thousands) JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Movies & Entertainment – 1.7%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20 (B)(D)	$2,190	$2,240
AMC Entertainment Inc., 8.000%, 3–1–14	510	511
Cinemark USA, Inc., 8.625%, 6–15–19	1,000	1,095
Regal Enertainment Group, 9.125%, 8–15–18	725	750

		4,596

Multi-Line Insurance – 0.5%
American International Group, Inc., 8.175%, 5–15–58	1,135	1,240

Oil & Gas Drilling – 0.7%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (B)	1,560	1,747

Oil & Gas Equipment & Services – 2.7%
Forbes Energy Services Ltd., 9.000%, 6–15–19 (B)	1,415	1,394
Geokinetics Holdings USA, Inc., 9.750%, 12–15–14	1,715	1,646
Global Geophysical Services, Inc., 10.500%, 5–1–17	3,767	3,955
Thermon Industries, Inc., 9.500%, 5–1–17	384	412

		7,407

Oil & Gas Exploration & Production – 1.4%
Chesapeake Energy Corporation:
9.500%, 2–15–15	1,355	1,572
6.625%, 8–15–20	228	240
6.125%, 2–15–21	730	739
Quicksilver Resources Inc.:
11.750%, 1–1–16	600	687
7.125%, 4–1–16	400	394

		3,632

Oil & Gas Refining & Marketing – 2.5%
Energy Partners Ltd., 8.250%, 2–15–18 (B)	2,516	2,378
Offshore Group Investment Limited:
11.500%, 8–1–15	3,090	3,360
11.500%, 8–1–15 (B)	740	805

		6,543

Other Diversified Financial Services – 1.7%
Bank of America Corporation:
8.000%, 12–29–49 (F)	2,175	2,272
8.125%, 12–29–49 (F)	790	825
JPMorgan Chase & Co., 7.900%, 4–29–49 (F)	1,500	1,611

		4,708

Packaged Foods & Meats – 1.8%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	2,708	2,722
9.625%, 3–15–18 (B)	2,175	1,979

		4,701

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Paper Products – 0.3%
Appleton Papers Inc., 10.500%, 6–15–15 (B)	$720	$751
Verso Paper Corp., 8.750%, 2–1–19 (B)	142	126

		877

Pharmaceuticals – 0.3%
ConvaTec Healthcare E S.A., 10.500%, 12–15–18 (B)	420	434
InVentiv Health, Inc., 10.000%, 8–15–18 (B)	325	309

		743

Property & Casualty Insurance – 0.7%
Fidelity National Information Services, Inc.:
7.625%, 7–15–17	1,235	1,310
7.875%, 7–15–20	420	446

		1,756

Railroads – 1.0%
Kansas City Southern de Mexico, S.A. de C.V.:
8.000%, 2–1–18	1,990	2,159
6.625%, 12–15–20 (B)	420	437

		2,596

Regional Banks – 0.9%
CIT Group, Inc., 7.000%, 5–2–17 (B)	2,330	2,324

Restaurants – 4.7%
CKE Holdings, Inc., 10.500%, 3–14–16 (B)(C)	540	503
CKE Restaurants, Inc., 11.375%, 7–15–18	3,668	4,007
Dave & Buster’s, Inc., 0.000%, 2–15–16 (B)(G)	3,980	2,249
DineEquity, Inc., 9.500%, 10–30–18 (B)	584	634
NPC International, Inc., 9.500%, 5–1–14	4,192	4,254
Wendy’s/Arby’s Restaurants, LLC, 10.000%, 7–15–16 (D)	822	910

		12,557

Security & Alarm Services – 0.5%
DynCorp International Inc., 10.375%, 7–1–17 (B)	1,325	1,358

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible, 3.250%, 4–1–16 (B)	170	189

Specialized Consumer Services – 0.5%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19 (B)	1,255	1,242

Specialized Finance – 0.3%
PHH Corporation, 9.250%, 3–1–16	700	766

Specialized REITs – 0.9%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19 (B)	2,535	2,294

50	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Specialty Chemicals – 0.4%
Huntsman International LLC:
8.625%, 3–15–20	$650	$708
8.625%, 3–15–21	280	305

		1,013

Steel – 1.4%
Ryerson Inc., 12.000%, 11–1–15	750	797
Severstal Columbus LLC, 10.250%, 2–15–18	720	796
WireCo WorldGroup Inc., 9.750%, 5–15–17 (B)	2,090	2,204

		3,797

Systems Software – 0.6%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18 (B)	1,625	1,544

Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (B)	2,250	2,284

Trading Companies & Distributors – 0.6%
United Rentals (North America), Inc., 8.375%, 9–15–20	1,590	1,610

Wireless Telecommunication Service – 1.3%
Cricket Communications, Inc., 7.750%, 10–15–20	695	681
Digicel Group Limited:
8.250%, 9–1–17 (B)	284	295
10.500%, 4–15–18 (B)	928	1,039
MetroPCS Wireless, Inc., 6.625%, 11–15–20	810	802
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	685	776

		3,593

TOTAL CORPORATE DEBT SECURITIES – 81.7%		$218,102
(Cost: $213,862)

MUNICIPAL BONDS – TAXABLE – 0.6%
Arizona
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.014%, 1–1–37 (F)	2,175	$1,537

(Cost: $1,397)

SENIOR LOANS
Advertising – 0.2%
Oriental Trading Company, Inc., 7.000%, 1–10–17 (F)	419	412

Alternative Carriers – 0.6%
Vonage Holdings Corp., 9.750%, 12–9–15 (F)	1,719	1,726

Building Products – 2.3%
Goodman Global, Inc., 9.000%, 10–6–17 (F)	5,945	6,085

SENIOR LOANS (Continued)	Principal	Value

Casinos & Gaming – 0.1%
Revel AC, Inc., 9.000%, 1–24–17 (F)	$350	$326

Communications Equipment – 0.1%
Mitel Networks Corporation, 7.259%, 8–15–15 (F)	224	208

Diversified Support Services – 3.5%
Advantage Sales & Marketing, Inc., 9.250%, 5–29–18 (F)	5,184	5,258
Applied Systems, Inc., 9.250%, 5–17–17 (F)	215	218
N.E.W. Holdings I, LLC:
9.500%, 3–5–17 (F)	3,675	3,794

		9,270

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 7–20–15 (F)	998	993

Food Distributors – 0.6%
Chef’s Warehouse, LLC (The), 11.000%, 4–22–14 (F)	1,195	1,195
Fairway Group Acquisition Company:
7.500%, 2–11–17 (F)	615	612

		1,807

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
8.250%, 1–4–17 (F)	1,852	1,852
0.000%, 2–3–17 (F)(G)	323	323

		2,175

Home Furnishings – 0.6%
Spring Windows Fashions, LLC, 11.250%, 4–27–18 (F)	1,800	1,767

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc., 10.000%, 4–5–16 (F)	1,195	1,208

Independent Power Producers & Energy Traders – 1.0%
Texas Competitive Electric Holdings Company, LLC:
4.690%, 10–10–17 (F)	1,597	1,248
4.768%, 10–10–17 (F)	1,694	1,323

		2,571

Internet Software & Services – 0.5%
Nextag, Inc., 7.000%, 12–29–17 (F)	1,414	1,350

IT Consulting & Other Services – 0.7%
Presidio, Inc., 7.250%, 3–31–17 (F)	1,706	1,702
Vertafore, Inc., 9.750%, 10–18–17 (F)	222	225

		1,927

TOTAL SENIOR LOANS – 11.9%		$31,825
(Cost: $31,692)

2011	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 2.1%
Caterpillar Financial Services Corporation, 0.000%, 7–1–11 (H)	$2,000	$2,000
St. Jude Medical, Inc., 0.000%, 7–1–11 (H)	3,399	3,399

		5,399

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (I)	2,229	2,229

TOTAL SHORT-TERM SECURITIES – 2.9%		$7,628
(Cost: $7,628)

TOTAL INVESTMENT SECURITIES – 98.2%		$261,774
(Cost: $257,921)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		4,822

NET ASSETS – 100.0%		$266,596

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	95	11-15-11	$—	$2
Sell	Euro	Deutsche Bank AG	26	12-15-11	—	1
Sell	Euro	Morgan Stanley International	95	5-15-12	—	3
Sell	Euro	Deutsche Bank AG	26	6-15-12	—	1
Sell	Euro	Morgan Stanley International	95	11-15-12	—	3
Sell	Euro	Deutsche Bank AG	26	12-17-12	—	1
Sell	Euro	Morgan Stanley International	95	5-15-13	—	3
Sell	Euro	Deutsche Bank AG	26	6-17-13	—	1
Sell	Euro	Morgan Stanley International	95	11-15-13	—	3
Sell	Euro	Deutsche Bank AG	26	12-16-13	—	1
Sell	Euro	Morgan Stanley International	95	5-15-14	—	3
Sell	Euro	Deutsche Bank AG	26	6-16-14	—	1
Sell	Euro	Morgan Stanley International	84	11-14-14	—	3
Sell	Euro	Deutsche Bank AG	11	11-17-14	—	—	*
Sell	Euro	Deutsche Bank AG	26	12-15-14	—	1
Sell	Euro	Morgan Stanley International	1,190	5-15-15	—	41
Sell	Euro	Deutsche Bank AG	26	6-15-15	—	1
Sell	Euro	Deutsche Bank AG	11	11-16-15	—	—	*
Sell	Euro	Deutsche Bank AG	26	12-15-15	—	1
Sell	Euro	Deutsche Bank AG	302	5-16-16	—	11
Sell	Euro	Deutsche Bank AG	26	6-15-16	—	1
Sell	Euro	Deutsche Bank AG	26	12-15-16	—	1
Sell	Euro	Deutsche Bank AG	26	6-15-17	—	1
Sell	Euro	Deutsche Bank AG	26	12-15-17	—	1
Sell	Euro	Deutsche Bank AG	546	6-15-18	—	12

					$—	$97

*Not	shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $128,416 or 48.2% of net assets.

(C)	Payment-in-kind bonds.

(D)	Securities serve as cover for outstanding bridge loan commitments.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR — Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

52	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income (in thousands) JUNE 30, 2011 (UNAUDITED)

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at June 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,516	$—	$—
Preferred Stocks	813	203	—
Warrants	—	—	150
Corporate Debt Securities	—	215,518	2,584
Municipal Bonds	—	1,537	—
Senior Loans	—	15,303	16,522
Short-Term Securities	—	7,628	—
Total	$2,329	$240,189	$19,256

Liabilities
Forward Foreign Currency Contracts	$—	$97	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Preferred Stocks	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 1-1-11	$540	$150	$8,715	$16,078
Net realized gain (loss)	—	—	—	41
Net unrealized appreciation (depreciation)	—	—	—	112
Purchases	—	—	—	650
Sales	—	—	—	(2,982)
Transfers into Level 3 during the period	—	—	2,583	8,814
Transfers out of Level 3 during the period	(540)	—	(8,714)	(6,191)
Ending Balance 6-30-11	$—	$150	$2,584	$16,522
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$—	$—	$88	$265

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	53

PORTFOLIO HIGHLIGHTS

International Core Equity	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	95.2%
Industrials	18.2%
Financials	12.8%
Telecommunication Services	11.0%
Information Technology	10.9%
Energy	10.7%
Consumer Discretionary	10.0%
Consumer Staples	8.0%
Health Care	6.8%
Materials	6.8%
Cash and Cash Equivalents	4.8%

Country Weightings

Europe	49.0%
France	15.4%
United Kingdom	12.8%
Switzerland	6.7%
Germany	5.3%
Other Europe	8.8%
Pacific Basin	37.6%
Japan	14.9%
Australia	10.8%
Taiwan	5.1%
Other Pacific Basin	6.8%
North America	3.1%
South America	3.2%
Other	2.3%
Cash and Cash Equivalents	4.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Total S.A.	France	Energy	Integrated Oil & Gas
Mitsubishi Corporation	Japan	Industrials	Trading Companies & Distributors
Unilever plc	United Kingdom	Consumer Staples	Packaged Foods & Meats
Sanofi-Aventis	France	Health Care	Pharmaceuticals
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
Danone	France	Consumer Staples	Packaged Foods & Meats
Softbank Corp.	Japan	Telecommunication Services	Wireless Telecommunication Service
Newcrest Mining Limited	Australia	Materials	Gold
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	Information Technology	Semiconductors
Nissin Kogyo Co., Ltd.	Japan	Consumer Discretionary	Auto Parts & Equipment

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

54	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 10.8%
Computershare Limited	698	$6,668
Foster’s Group Limited	1,193	6,590
Myer Holdings Limited	2,244	6,371
Newcrest Mining Limited	274	11,104
Orica Limited	233	6,754
QBE Insurance Group Limited	383	7,111
Telstra Corporation Limited	4,812	14,952
Toll Holdings Limited	907	4,733

		64,283

Brazil – 3.2%
Gafisa S.A., ADR	536	5,067
Petroleo Brasileiro S.A. – Petrobras, ADR	135	4,564
Vivo Participacoes S.A., ADR	309	9,180

		18,811

Canada – 1.2%
Canadian Natural Resources Limited	172	7,210

China – 2.3%
China Unicom Limited	3,842	7,800
SINA Corporation (A)	56	5,819

		13,619

Denmark – 1.2%
PANDORA Holding A/S	125	3,930
PANDORA Holding A/S (B)	109	3,424

		7,354

France – 15.4%
Alstom	147	9,060
Danone	176	13,175
Safran	175	7,458
Sanofi-Aventis	195	15,705
Societe Generale	136	8,044
Total S.A.	399	23,071
Vinci	106	6,804
Vivendi Universal	328	9,139

		92,456

Germany – 5.3%
Bayer AG	121	9,731
Commerzbank AG	1,692	7,289
DaimlerChrysler AG, Registered Shares	95	7,196
Dialog Semiconductor plc (A)	413	7,541

		31,757

Hong Kong – 1.7%
Cheung Kong (Holdings) Limited	684	10,045

Israel – 2.3%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	2,598	6,576
Teva Pharmaceutical Industries Limited, ADR	146	7,052

		13,628

Japan – 14.9%
Chiyoda Corporation	137	1,579
East Japan Railway Company	145	8,327
Hitachi Construction Machinery Co., Ltd.	340	7,624
Honda Motor Co., Ltd.	191	7,366
JGC Corporation	281	7,699
Mitsubishi Corporation	671	16,766

COMMON STOCKS (Continued)	Shares	Value

Japan (Continued)
Mitsubishi Electric Corporation	808	$9,386
Nissin Kogyo Co., Ltd.	580	10,480
Softbank Corp.	325	12,301
Sumitomo Corporation	553	7,520

		89,048

Luxembourg – 1.3%
Tenaris S.A.	351	8,021

Mexico – 1.9%
America Movil, S.A. de C.V.	135	7,290
Grupo Modelo, S.A.B. de C.V., Series C	624	3,775

		11,065

Netherlands – 2.5%
Fugro N.V.	90	6,467
Koninklijke Ahold N.V.	651	8,747

		15,214

Norway – 1.2%
Yara International ASA	128	7,175

Singapore – 2.8%
Singapore Airlines Limited	625	7,234
United Overseas Bank Limited	599	9,617

		16,851

Sweden – 2.6%
Tele2 AB	371	7,320
Telefonaktiebolaget LM Ericsson, B Shares	564	8,121

		15,441

Switzerland – 6.7%
ABB Ltd	302	7,854
Credit Suisse Group AG, Registered Shares	238	9,278
Novartis AG, Registered Shares	136	8,364
Syngenta AG	25	8,547
TEMENOS Group AG (A)	185	5,694

		39,737

Taiwan – 5.1%
Advanced Semiconductor Engineering, Inc. (A)	5,685	6,268
Hon Hai Precision Ind. Co., Ltd.	1,951	6,717
Taiwan Semiconductor Manufacturing Company Ltd.	4,186	10,549
Unimicron Technology Corp.	3,747	6,690

		30,224

United Kingdom – 12.8%
Barclays plc	1,618	6,636
Barclays plc (B)	733	3,008
BG Group plc	304	6,902
HSBC Holdings plc	677	6,713
Invensys plc, ADR	1,383	7,152
Prudential plc	735	8,483
Royal Dutch Shell plc, Class A	200	7,117
Unilever plc	504	16,250
WPP Group plc	571	7,155
Xstrata plc	321	7,067

		76,483

TOTAL COMMON STOCKS – 95.2%		$568,422
(Cost: $527,618)

2011	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 3.5%
Corporacion Andina de Fomento,
0.120%, 7–12–11 (C)	$2,000	$2,000
E.I. du Pont de Nemours and Company,
0.140%, 7–12–11 (C)	7,000	6,999
Kellogg Co.,
0.200%, 7–6–11 (C)	4,000	4,000
Sara Lee Corporation,
0.000%, 7–1–11 (C)	3,000	3,000
Target Corporation, 0.080%, 7–18–11 (C)	3,000	3,000
Wisconsin Electric Power Co., 0.000%, 7–1–11 (C)	1,611	1,611

		20,610

SHORT-TERM SECURITIES (Continued)	Principal	Value

Commercial Paper (backed by irrevocable letter of credit) – 0.9%
Avon Capital Corp. (Avon Products, Inc.), 0.210%, 7–5–11 (C)	$5,500	$5,500

TOTAL SHORT-TERM SECURITIES – 4.4%		$26,110
(Cost: $26,110)

TOTAL INVESTMENT SECURITIES – 99.6%		$594,532
(Cost: $553,728)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,312

NET ASSETS – 100.0%		$596,844

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $6,432 or 1.1% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2011.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,067	$55,061	$—
Consumer Staples	6,590	41,947	—
Energy	11,775	51,577	—
Financials	—	76,224	—
Health Care	7,052	33,800	—
Industrials	—	109,196	—
Information Technology	5,819	58,250	—
Materials	—	40,646	—
Telecommunication Services	16,470	48,948	—
Total Common Stocks	$52,773	$515,649	$—
Short-Term Securities	—	26,110	—
Total	$52,773	$541,759	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Industrials	18.2%
Financials	12.8%
Telecommunication Services	11.0%
Information Technology	10.9%

Market Sector Diversification (Continued)
Energy	10.7%
Consumer Discretionary	10.0%
Consumer Staples	8.0%
Materials	6.8%
Health Care	6.8%
Other+	4.8%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

International Growth	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	88.9%
Industrials	17.9%
Consumer Discretionary	14.2%
Information Technology	12.5%
Consumer Staples	9.8%
Health Care	9.6%
Energy	8.9%
Materials	6.7%
Financials	4.7%
Telecommunication Services	4.6%
Cash and Cash Equivalents	11.1%

Country Weightings

Europe	53.8%
Germany	14.6%
United Kingdom	13.7%
France	9.0%
Switzerland	8.4%
Other Europe	8.1%
Pacific Basin	26.7%
Japan	11.7%
China	6.2%
Australia	4.3%
Other Pacific Basin	4.5%
North America	7.0%
United States	4.7%
Other North America	2.3%
Other	1.4%
Cash and Cash Equivalents	11.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Vinci	France	Industrials	Construction & Engineering
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Wynn Macau, Limited	China	Consumer Discretionary	Casinos & Gaming
Apple Inc.	United States	Information Technology	Computer Hardware
adidas AG	Germany	Consumer Discretionary	Apparel, Accessories & Luxury Goods
Bayer AG	Germany	Health Care	Pharmaceuticals
Tenaris S.A.	Luxembourg	Energy	Oil & Gas Equipment & Services
JGC Corporation	Japan	Industrials	Construction & Engineering
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS

International Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.3%
Coca-Cola Amatil Limited	147	$1,799
David Jones Limited	734	3,205
Orica Limited	129	3,733
Telstra Corporation Limited	2,281	7,090

		15,827

Canada – 1.1%
Canadian Natural Resources Limited	94	3,936

China – 6.2%
Baidu.com, Inc., ADR (A)	16	2,270
China Unicom Limited	2,778	5,639
SINA Corporation (A)	33	3,394
Tingyi Holding Corp.	1,264	3,913
Wynn Macau, Limited	2,367	7,751

		22,967

France – 9.0%
Danone	82	6,140
LVMH Moet Hennessy – Louis Vuitton	11	2,018
Pinault-Printemps-Redoute S.A.	39	6,889
Safran	103	4,400
Technip-Coflexip	43	4,639
Vinci	145	9,326

		33,412

Germany – 13.3%
adidas AG	96	7,581
Bayer AG	93	7,430
Commerzbank AG	847	3,649
Fresenius Medical Care AG & Co. KGaA	52	3,868
Fresenius SE & Co. KGaA	76	7,941
Linde AG	35	6,085
MTU Aero Engines Holding AG	48	3,853
Qiagen N.V. (A)	275	5,273
Siemens AG	27	3,746

		49,426

Hong Kong – 1.2%
Yue Yuen Industrial (Holdings) Limited	1,449	4,609

India – 1.8%
Infrastructure Development Finance Company Limited (A)	445	1,310
Infrastructure Development Finance Company Limited (A)(B)	453	1,335
Larsen & Toubro Limited	99	4,031

		6,676

Israel – 1.4%
Teva Pharmaceutical Industries Limited, ADR	110	5,295

Italy – 1.4%
Saipem S.p.A.	101	5,209

Japan – 11.7%
Canon Inc.	71	3,368
Honda Motor Co., Ltd.	131	5,028
JGC Corporation	266	7,288
KONAMI Corporation	215	5,081
Mitsubishi Corporation	225	5,607
Mitsubishi Electric Corporation	322	3,740
Mitsui & Co., Ltd.	289	5,002

COMMON STOCKS (Continued)	Shares	Value

Japan (Continued)
Nintendo Co., Ltd.	11	$2,122
Nissin Kogyo Co., Ltd.	237	4,275
ORIX Corporation	19	1,886

		43,397

Luxembourg – 2.0%
Tenaris S.A.	321	7,337

Mexico – 1.2%
Grupo Modelo, S.A.B. de C.V., Series C	710	4,295

Netherlands – 0.7%
ASML Holding N.V., Ordinary Shares	72	2,658

Norway – 1.3%
Seadrill Limited	137	4,823

Sweden – 2.7%
Tele2 AB	224	4,427
Telefonaktiebolaget LM Ericsson, B Shares	378	5,440

		9,867

Switzerland – 8.4%
ABB Ltd	235	6,095
Credit Suisse Group AG, Registered Shares	77	2,992
Nestle S.A., Registered Shares	127	7,893
Swatch Group Ltd (The), Bearer Shares	6	2,978
Syngenta AG	19	6,563
TEMENOS Group AG (A)	157	4,846

		31,367

Taiwan – 1.5%
Hon Hai Precision Ind. Co., Ltd.	1,667	5,739

United Kingdom – 13.7%
Barclays plc	688	2,821
BG Group plc	71	1,623
British American Tobacco plc	128	5,603
Diageo plc	312	6,381
Experian plc	414	5,280
GlaxoSmithKline plc	269	5,759
Meggitt plc	619	3,787
Prudential plc	302	3,485
Rio Tinto plc	55	3,998
Serco Group plc	497	4,412
Virgin Media Inc.	125	3,754
Xstrata plc	193	4,245

		51,148

United States – 4.7%
Apple Inc. (A)	23	7,606
QUALCOMM Incorporated	77	4,349
Schlumberger Limited	66	5,688

		17,643

TOTAL COMMON STOCKS – 87.6%		$325,631
(Cost: $275,720)

PREFERRED STOCKS – 1.3%
Germany
Volkswagen AG	23	$4,789

(Cost: $4,592)

58	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

International Growth (in thousands) JUNE 30, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 5.7%
Caterpillar Financial Services Corporation, 0.000%, 7–1–11 (C)	$6,500	$6,500
Corporacion Andina de Fomento:
0.140%, 7–21–11 (C)	2,000	2,000
0.190%, 8–8–11 (C)	7,750	7,748
Danaher Corporation, 0.110%, 7–22–11 (C)	5,000	5,000

		21,248

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (D)	3,324	3,324

Municipal Obligations – Taxable – 2.2%
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.070%, 7–7–11 (D)	1,190	1,190
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.100%, 7–7–11 (D)	6,500	6,500
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.020%, 7–1–11 (D)	575	575

		8,265

TOTAL SHORT-TERM SECURITIES – 8.8%		$32,837
(Cost: $32,837)

TOTAL INVESTMENT SECURITIES – 97.7%		$363,257
(Cost: $313,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		8,538

NET ASSETS – 100.0%		$371,795

2011	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS

International Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments

The following total return swap agreements were outstanding at June 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$3,474	Ping An Insurance (Group) Company of China, Ltd.	10–21–11	USD LIBOR + 0.700%	$(263)

#	The Portfolio pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Portfolio will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $1,335 or 0.4% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$3,754	$44,334	$—
Consumer Staples	—	36,026	—
Energy	9,624	23,632	—
Financials	—	17,477	—
Health Care	5,295	30,271	—
Industrials	—	66,567	—
Information Technology	17,619	29,254	—
Materials	—	24,622	—
Telecommunication Services	—	17,156	—
Total Common Stocks	$36,292	$289,339	$—
Preferred Stocks	—	4,789	—
Short-Term Securities	—	32,837	—
Total	$36,292	$326,965	$—
Liabilities
Swap Agreements	$—	$263	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Industrials	17.9%
Consumer Discretionary	14.2%
Information Technology	12.5%
Consumer Staples	9.8%
Health Care	9.6%
Energy	8.9%
Materials	6.7%
Financials	4.7%
Telecommunication Services	4.6%
Other+	11.1%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Limited-Term Bond	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Bonds	95.9%
Corporate Debt Securities	52.2%
United States Government and Government Agency Obligations	40.8%
Municipal Bonds — Taxable	2.9%
Cash and Cash Equivalents	4.1%

Certain U.S. government securities, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Quality Weightings

Investment Grade	95.4%
AAA	42.6%
AA	8.6%
A	20.9%
BBB	23.3%
Non-Investment Grade	0.5%
BB	0.5%
Cash and Cash Equivalents	4.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2011	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Air Freight & Logistics – 0.9%
FedEx Corporation, 7.375%, 1–15–14	$1,500	$1,712

Airlines – 0.5%
Southwest Airlines Co., 6.500%, 3–1–12	1,000	1,035

Brewers – 1.1%
Anheuser-Busch InBev S.A., 2.500%, 3–26–13	2,000	2,049

Broadcasting – 1.3%
CBS Corporation, 8.200%, 5–15–14	2,200	2,575

Cable & Satellite – 2.2%
DirecTV Holdings LLC and DirecTV Financing Co., 7.625%, 5–15–16	2,000	2,181
Time Warner Cable Inc., 3.500%, 2–1–15	2,000	2,085

		4,266

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc., 6.750%, 7–15–13	1,000	1,092

Construction & Farm Machinery & Heavy Trucks – 1.0%
Caterpillar Inc., 1.375%, 5–27–14	2,000	2,007

Consumer Finance – 1.0%
American Express Credit Corporation, 2.750%, 9–15–15	2,000	1,999

Data Processing & Outsourced Services – 0.9%
Western Union Company (The), 6.500%, 2–26–14	1,500	1,669

Distillers & Vintners – 0.9%
Diageo Capital plc, 5.750%, 10–23–17	1,500	1,719

Diversified Banks – 4.6%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	2,000	2,020
Bank of Nova Scotia (The), 2.375%, 12–17–13	1,500	1,543
Barclays Bank plc, 2.375%, 1–13–14	1,500	1,517
HSBC Bank plc, 3.100%, 5–24–16 (A)	2,000	1,986
Wells Fargo & Company, 3.676%, 6–15–16 (B)	2,000	2,053

		9,119

Diversified Capital Markets – 0.5%
Deutsche Bank AG, 3.250%, 1–11–16	1,000	1,011

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Diversified Chemicals – 2.1%
Dow Chemical Company, (The), 5.900%, 2–15–15	$2,000	$2,246
E.I. du Pont de Nemours and Company, 2.750%, 4–1–16	2,000	2,040

		4,286

Diversified Metals & Mining – 1.2%
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12–15–15	2,000	2,255

Drug Retail – 0.9%
CVS Caremark Corporation, 3.250%, 5–18–15	1,675	1,738

Electric Utilities – 4.3%
Carolina Power & Light Company, 5.125%, 9–15–13	2,000	2,177
Great Plains Energy Incorporated, 2.750%, 8–15–13	2,000	2,045
National Rural Utilities Cooperative Finance Corporation:
1.125%, 11–1–13	1,000	1,000
1.900%, 11–1–15	1,000	985
Oncor Electric Delivery Company, 6.375%, 5–1–12	1,000	1,043
Oncor Electric Delivery Company LLC, 5.950%, 9–1–13	1,000	1,090

		8,340

Environmental & Facilities Services – 2.3%
Allied Waste North America, Inc., 6.875%, 6–1–17	2,000	2,168
Waste Management, Inc., 6.375%, 11–15–12	2,050	2,194

		4,362

Health Care Services – 2.1%
Medco Health Solutions, Inc., 2.750%, 9–15–15	2,000	2,017
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,041

		4,058

Industrial Conglomerates – 1.5%
General Electric Capital Corporation, 2.950%, 5–9–16	3,000	3,015

Industrial Machinery – 0.3%
Illinois Tool Works Inc., 5.150%, 4–1–14	540	599

Integrated Telecommunication Services – 1.8%
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	1,000	1,091
Verizon Communications Inc., 3.000%, 4–1–16	2,250	2,298

		3,389

Investment Banking & Brokerage – 2.4%
Goldman Sachs Group, Inc. (The), 3.625%, 2–7–16	2,000	2,021
Morgan Stanley, 4.100%, 1–26–15	2,500	2,567

		4,588

62	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Life & Health Insurance – 1.3%
MetLife Global Funding I, 2.500%, 9–29–15 (A)	$1,500	$1,498
Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,075

		2,573

Oil & Gas Exploration & Production – 1.0%
EOG Resources, Inc., 2.500%, 2–1–16	2,000	1,999

Oil & Gas Storage & Transportation – 2.0%
DCP Midstream Operating, LP, 3.250%, 10–1–15	1,500	1,509
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	2,000	2,271

		3,780

Other Diversified Financial Services – 3.9%
Bank of America Corporation, 3.625%, 3–17–16	2,000	2,005
ING Bank NV, 2.375%, 6–9–14 (A)	2,500	2,487
JPMorgan Chase & Co.:
1.650%, 9–30–13	2,000	2,021
3.150%, 7–5–16	1,000	1,006

		7,519

Packaged Foods & Meats – 2.1%
General Mills, Inc., 5.250%, 8–15–13	2,000	2,172
Kraft Foods Inc., 4.125%, 2–9–16	2,000	2,138

		4,310

Pharmaceuticals – 0.7%
Roche Holdings Ltd, 5.000%, 3–1–14 (A)	1,270	1,390

Property & Casualty Insurance – 1.1%
Fidelity National Financial, Inc., 6.600%, 5–15–17	2,000	2,110

Regional Banks – 0.6%
PNC Funding Corp, 4.250%, 9–21–15	1,000	1,072

Restaurants – 0.3%
YUM! Brands, Inc., 4.250%, 9–15–15	555	589

Semiconductors – 0.9%
Broadcom Corporation, 1.500%, 11–1–13 (A)	1,669	1,673

Specialty Chemicals – 1.2%
Lubrizol Corporation (The), 5.500%, 10–1–14	2,000	2,242

Systems Software – 1.1%
CA, Inc., 6.125%, 12–1–14	2,000	2,243

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Wireless Telecommunication Service – 1.6%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	$2,000	$2,095
American Tower Corporation, 4.625%, 4–1–15	1,000	1,052

		3,147

TOTAL CORPORATE DEBT SECURITIES – 52.2%		$101,530
(Cost: $101,012)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.7%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	1,250	1,418

North Carolina – 1.1%
Charlotte-Mecklenburg Hosp Auth, Spl Oblig Bonds, Ser 2003, 5.000%, 8–1–13	2,000	2,098

Rhode Island – 1.1%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A, 5.050%, 10–1–14	2,000	2,186

TOTAL MUNICIPAL BONDS – TAXABLE – 2.9%		$5,702
(Cost: $5,675)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 8.8%
Federal Home Loan Bank:
1.750%, 9–22–14	3,000	3,030
1.750%, 9–11–15	2,000	2,009
3.500%, 3–22–16	2,000	2,096
Federal National Mortgage Association:
1.150%, 4–14–14	3,000	3,004
2.375%, 7–28–15	2,000	2,058
2.000%, 8–24–15	2,000	2,006
1.725%, 9–14–15	2,000	1,979
2.000%, 12–30–15	1,000	1,005

		17,187

Mortgage-Backed Obligations – 21.0%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,526	1,630
5.500%, 12–1–24	4,046	4,385
5.000%, 7–1–25	941	1,010
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 3–15–25	1,894	1,913
4.000%, 4–15–25	2,847	2,988
4.000%, 5–25–39	1,251	1,305
3.000%, 11–25–39	1,735	1,763
4.000%, 11–25–39	2,643	2,767
4.750%, 12–15–40	2,407	2,601

2011	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 8–1–18	$3,785	$4,003
5.000%, 12–1–19	1,088	1,176
5.500%, 10–1–21	3,667	3,989
5.500%, 11–1–22	1,397	1,520
5.000%, 11–1–23	1,762	1,890
5.000%, 4–1–24	1,060	1,140
5.000%, 5–1–28	1,518	1,623
5.000%, 9–1–33	2,015	2,153
Government National Mortgage Association Agency REMIC/CMO, 4.000%, 10–16–32	2,873	3,006

		40,862

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 29.8%		$58,049
(Cost: $57,693)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 11.0%
United States Treasury Notes:
2.375%, 8–31–14	10,000	10,460
1.250%, 8–31–15	5,000	4,975
1.750%, 5–31–16	6,000	6,006

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.0%		$21,441
(Cost: $21,332)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 1.1%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	$2,163	$2,163

Municipal Obligations – Taxable – 2.1%
IL Fin Auth (Loyola Univ of Chicago Fin Proj), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.), 0.130%, 7–1–11	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 3.2%		$6,163
(Cost: $6,163)

TOTAL INVESTMENT SECURITIES – 99.1%		$192,885
(Cost: $191,875)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		1,772

NET ASSETS – 100.0%		$194,657

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $9,034 or 4.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$—	$101,530	$—
Municipal Bonds	—	5,702	—
United States Government Agency Obligations	—	58,049	—
United States Government Obligations	—	21,441	—
Short-Term Securities	—	6,163	—
Total	$—	$192,885	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Micro Cap Growth	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Information Technology	40.5%
Health Care	16.8%
Industrials	14.7%
Consumer Discretionary	14.3%
Energy	7.6%
Consumer Staples	1.9%
Financials	1.9%
Cash and Cash Equivalents	2.3%

Top 10 Equity Holdings

Company	Sector
Questcor Pharmaceuticals, Inc.	Health Care
Westport Innovations Inc.	Industrials
Velti plc	Information Technology
Basic Energy Services, Inc.	Energy
KIT digital, Inc.	Information Technology
OPNET Technologies, Inc.	Information Technology
Global Traffic Network, Inc.	Consumer Discretionary
OCZ Technology Group, Inc.	Information Technology
Pioneer Drilling Company	Energy
Constant Contact, Inc.	Information Technology

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.7%
interclick, Inc. (A)	56	$443
MDC Partners Inc., Class A	37	672
ReachLocal, Inc. (A)	18	381

		1,496

Air Freight & Logistics – 0.7%
Pacer International, Inc. (A)	77	362

Apparel Retail – 0.2%
Citi Trends Inc. (A)	9	136

Application Software – 4.8%
Callidus Software Inc. (A)	129	756
ClickSoftware Technologies Ltd.	25	242
NetScout Systems, Inc. (A)	39	808
RealPage, Inc. (A)	31	823

		2,629

Biotechnology – 1.4%
Achillion Pharmaceuticals, Inc. (A)	45	335
ArQule, Inc. (A)	31	194
Idenix Pharmaceuticals, Inc. (A)	52	260

		789

Broadcasting – 2.0%
Global Traffic Network, Inc. (A)	95	1,089

Catalog Retail – 1.2%
ValueVision Media, Inc. (A)	90	686

Communications Equipment – 2.5%
Ixia (A)	35	448
Meru Networks, Inc. (A)	13	159
Procera Networks, Inc. (A)	73	780

		1,387

Computer Storage & Peripherals – 2.0%
OCZ Technology Group, Inc. (A)	135	1,078

Construction & Farm Machinery & Heavy Trucks – 5.4%
Commercial Vehicle Group, Inc. (A)	34	478
Twin Disc, Incorporated	11	421
Wabash National Corporation (A)	59	556
Westport Innovations Inc. (A)	63	1,504

		2,959

Consumer Electronics – 0.4%
SGOCO Technology Ltd. (A)	51	213

Consumer Finance – 0.9%
Imperial Holdings, Inc. (A)	45	457

Distillers & Vintners – 0.2%
China New Borun Corporation, ADR (A)	27	136

Electronic Components – 0.4%
BCD Semiconductor Manufacturing Limited, ADR (A)	32	219

Electronic Equipment & Instruments – 1.4%
FARO Technologies, Inc. (A)	18	767

COMMON STOCKS (Continued)	Shares	Value

Electronic Manufacturing Services – 1.9%
eMagin Corporation (A)	34	$206
Fabrinet (A)	25	602
Maxwell Technologies, Inc. (A)	15	238

		1,046

Food Retail – 0.6%
Fresh Market, Inc. (The) (A)	8	309

General Merchandise Stores – 1.2%
Gordmans Stores, Inc. (A)	37	647

Health Care Equipment – 3.3%
ABIOMED, Inc. (A)	41	658
Spectranetics Corporation (The) (A)	106	661
Synovis Life Technologies, Inc. (A)	29	512

		1,831

Health Care Services – 2.2%
Epocrates, Inc. (A)	26	478
ExamWorks Group, Inc. (A)	29	726

		1,204

Health Care Supplies – 1.8%
Quidel Corporation (A)	51	769
Rochester Medical Corporation (A)	24	221

		990

Human Resource & Employment Services – 1.1%
On Assignment, Inc. (A)	61	599

Internet Software & Services – 14.7%
Constant Contact, Inc. (A)	38	966
Envestnet, Inc. (A)	40	590
IntraLinks Holdings, Inc. (A)	43	748
Keynote Systems, Inc.	30	647
KIT digital, Inc. (A)	101	1,204
Liquidity Services, Inc. (A)	26	602
MediaMind Technologies Inc. (A)	44	961
Responsys, Inc. (A)	7	117
SciQuest, Inc. (A)	29	487
SPS Commerce, Inc. (A)	50	897
Vocus, Inc. (A)	14	425
Website Pros, Inc. (A)	41	503

		8,147

IT Consulting & Other Services – 2.4%
InterXion Holding N.V. (A)	18	276
ServiceSource International, LLC (A)	27	595
Virtusa Corporation (A)	23	440

		1,311

Managed Health Care – 0.9%
Molina Healthcare, Inc. (A)	19	503

Movies & Entertainment – 1.6%
Rentrak Corporation (A)	51	896

Multi-Line Insurance – 0.5%
Fortegra Financial Corporation (A)	38	300

66	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Drilling – 2.0%
Pioneer Drilling Company (A)	67	$1,015
Union Drilling, Inc. (A)	9	88

		1,103

Oil & Gas Equipment & Services – 4.0%
Basic Energy Services, Inc. (A)	38	1,209
Natural Gas Services Group, Inc. (A)	22	352
RigNet, Inc. (A)	35	602

		2,163

Oil & Gas Exploration & Production – 1.6%
Callon Petroleum Company (A)	81	567
Triangle Petroleum Corporation (A)	50	322

		889

Pharmaceuticals – 7.2%
BioMimetic Therapeutics, Inc. (A)	42	216
NuPathe Inc. (A)	39	286
Obagi Medical Products, Inc. (A)	58	550
Pacira Pharmaceuticals, Inc. (A)	60	722
Questcor Pharmaceuticals, Inc. (A)	77	1,855
SuperGen, Inc. (A)	105	314

		3,943

Research & Consulting Services – 1.1%
Mistras Group, Inc. (A)	38	609

Restaurants – 3.9%
BJ’s Restaurants, Inc. (A)	18	921
Bravo Brio Restaurant Group, Inc. (A)	20	489
McCormick & Schmick’s Seafood Restaurants, Inc. (A)	20	173
Red Robin Gourmet Burgers, Inc. (A)	16	567

		2,150

Semiconductor Equipment – 1.2%
Nanometrics Incorporated (A)	34	642

Semiconductors – 3.5%
Diodes Incorporated (A)	14	363
Inphi Corporation (A)	13	231
Mellanox Technologies, Ltd. (A)	17	493
O2Micro International Limited (A)	49	320
Pericom Semiconductor Corporation (A)	34	307
RDA Microelectronics, Inc., ADR (A)	23	210

		1,924

Soft Drinks – 1.1%
Primo Water Corporation (A)	41	592

COMMON STOCKS (Continued)	Shares	Value
Specialized Consumer Services – 1.1%
Active Network, Inc., (The) (A)	33	$583

Specialized Finance – 0.5%
GAIN Capital Holdings, Inc. (A)	39	264

Systems Software – 5.7%
OPNET Technologies, Inc.	29	1,191
Radiant Systems, Inc. (A)	29	610
Velti plc (A)	79	1,341

		3,142

Trading Companies & Distributors – 2.4%
CAI International, Inc. (A)	25	512
DXP Enterprises, Inc. (A)	32	819

		1,331

Trucking – 4.0%
Celadon Group, Inc. (A)	44	620
Marten Transport, Ltd.	32	699
Roadrunner Transportation Systems, Inc. (A)	32	478
Vitran Corporation Inc., Class A (A)	30	375
Zipcar, Inc. (A)	3	51

		2,223

TOTAL COMMON STOCKS – 97.7%		$53,744
(Cost: $41,580)

SHORT-TERM SECURITIES – 2.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (B)	$1,269	$1,269

(Cost: $1,269)

TOTAL INVESTMENT SECURITIES – 100.0%		$55,013
(Cost: $42,849)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		13

NET ASSETS – 100.0%		$55,026

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$53,744	$—	$—
Short-Term Securities	—	1,269	—
Total	$53,744	$1,269	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	67

PORTFOLIO HIGHLIGHTS

Mid Cap Growth	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Consumer Discretionary	22.9%
Information Technology	19.6%
Industrials	16.0%
Financials	12.6%
Health Care	12.0%
Energy	6.8%
Consumer Staples	4.5%
Materials	3.3%
Cash and Cash Equivalents	2.3%

Top 10 Equity Holdings

Company	Sector
CarMax, Inc.	Consumer Discretionary
Fastenal Company	Industrials
Varian Medical Systems, Inc.	Health Care
Microchip Technology Incorporated	Information Technology
Polypore International, Inc.	Industrials
Wyndham Worldwide Corporation	Consumer Discretionary
Harman International Industries, Incorporated	Consumer Discretionary
BorgWarner Inc.	Consumer Discretionary
Henry Schein, Inc.	Health Care
Discover Financial Services	Financials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

68	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.1%
Triumph Group, Inc.	19	$1,912

Air Freight & Logistics – 2.4%
C.H. Robinson Worldwide, Inc.	18	1,415
Expeditors International of Washington, Inc.	53	2,693

		4,108

Apparel, Accessories & Luxury Goods – 3.6%
Columbia Sportswear Company	26	1,661
lululemon athletica inc. (A)	15	1,672
Vera Bradley, Inc. (A)	23	886
Warnaco Group, Inc. (The) (A)	41	2,120

		6,339

Application Software – 4.7%
ANSYS, Inc. (A)	46	2,493
Solera Holdings, Inc.	56	3,293
SuccessFactors, Inc. (A)	80	2,361

		8,147

Auto Parts & Equipment – 2.2%
BorgWarner Inc. (A)	48	3,854

Automotive Retail – 3.3%
CarMax, Inc. (A)	177	5,850

Biotechnology – 0.8%
Vertex Pharmaceuticals Incorporated (A)	25	1,313

Brewers – 0.0%
Boston Beer Company, Inc. (The), Class A (A)	1	54

Communications Equipment – 1.5%
Acme Packet, Inc. (A)(B)	24	1,683
Aruba Networks, Inc. (A)	34	994

		2,677

Construction Materials – 1.0%
Martin Marietta Materials, Inc.	21	1,683

Consumer Electronics – 2.4%
Harman International Industries, Incorporated	90	4,113

Consumer Finance – 2.2%
Discover Financial Services	140	3,740

Data Processing & Outsourced Services – 2.0%
Fiserv, Inc. (A)	56	3,482

Department Stores – 1.0%
Nordstrom, Inc.	36	1,697

Distillers & Vintners – 1.9%
Brown-Forman Corporation, Class B	44	3,255

Electrical Components & Equipment – 4.4%
Acuity Brands, Inc.	23	1,300
Polypore International, Inc. (A)	65	4,436
Roper Industries, Inc.	25	2,066

		7,802

COMMON STOCKS (Continued)	Shares	Value

Electronic Manufacturing Services – 1.9%
Trimble Navigation Limited (A)	81	$3,203

Environmental & Facilities Services – 0.9%
Stericycle, Inc. (A)	17	1,555

Food Retail – 1.3%
Whole Foods Market, Inc.	36	2,268

Health Care Distributors – 2.2%
Henry Schein, Inc. (A)	53	3,787

Health Care Equipment – 5.8%
Gen-Probe Incorporated (A)	14	989
IDEXX Laboratories, Inc. (A)	28	2,133
Intuitive Surgical, Inc. (A)	5	1,730
Varian Medical Systems, Inc. (A)	74	5,168

		10,020

Health Care Services – 1.3%
Accretive Health, Inc. (A)	80	2,305

Health Care Technology – 1.9%
Cerner Corporation (A)	55	3,330

Homefurnishing Retail – 1.5%
Williams-Sonoma, Inc.	70	2,560

Hotels, Resorts & Cruise Lines – 3.2%
Orient-Express Hotels Ltd. (A)	130	1,400
Wyndham Worldwide Corporation	124	4,179

		5,579

Industrial Gases – 1.0%
Airgas, Inc.	24	1,712

Industrial Machinery – 4.0%
Donaldson Company, Inc.	30	1,833
IDEX Corporation	75	3,452
Kaydon Corporation	43	1,592

		6,877

Insurance Brokers – 1.5%
Arthur J. Gallagher & Co.	93	2,649

Internet Retail – 1.2%
Netflix, Inc. (A)	8	2,023

Internet Software & Services – 1.2%
DealerTrack Holdings, Inc. (A)	88	2,018

Investment Banking & Brokerage – 1.6%
Greenhill & Co., Inc.	51	2,723

IT Consulting & Other Services – 1.1%
Teradata Corporation (A)	31	1,836

Oil & Gas Drilling – 2.1%
Patterson-UTI Energy, Inc.	116	3,656

Oil & Gas Equipment & Services – 1.8%
Dresser-Rand Group Inc. (A)	59	3,177

2011	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Oil & Gas Exploration & Production – 2.9%
Continental Resources, Inc. (A)	25	$1,610
Ultra Petroleum Corp. (A)	72	3,313

		4,923

Packaged Foods & Meats – 1.3%
Mead Johnson Nutrition Company	32	2,185

Publishing – 1.6%
Meredith Corporation	88	2,739

Real Estate Management & Development – 1.8%
CB Richard Ellis Group, Inc., Class A (A)	125	3,149

Regional Banks – 5.5%
First Horizon National Corporation	90	860
First Republic Bank (A)	53	1,708
Huntington Bancshares Incorporated	265	1,736
Signature Bank (A)	60	3,445
TCF Financial Corporation	125	1,731

		9,480

Semiconductor Equipment – 1.8%
Lam Research Corporation (A)	70	3,093

Semiconductors – 4.4%
ARM Holdings plc, ADR	33	942
Microchip Technology Incorporated	126	4,783
Semtech Corporation (A)	71	1,944

		7,669

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals – 1.3%
RPM International Inc.	100	$2,313

Specialty Stores – 2.9%
PetSmart, Inc.	76	3,435
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	24	1,553

		4,988

Systems Software – 1.0%
Red Hat, Inc. (A)	37	1,719

Trading Companies & Distributors – 3.2%
Fastenal Company	152	5,454

TOTAL COMMON STOCKS – 97.7%		$169,016
(Cost: $134,529)

SHORT-TERM SECURITIES – 2.8%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	$4,899	$4,899

(Cost: $4,899)

TOTAL INVESTMENT SECURITIES – 100.5%		$173,915
(Cost: $139,428)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(929)

NET ASSETS – 100.0%		$172,986

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for all or a portion of the following written options outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price	Premium Received	Market Value
Acme Packet, Inc.:	JP Morgan Securities LLC	Call	123	July 2011	$84.00	$18	$(1)
	Deutsche Banc Alex Brown Inc.	Call	117	August 2011	78.50	15	(29)
Whole Foods Market, Inc.:	Citigroup Global Markets	Put	151	August 2011	48.00	21	(4)
	Goldman, Sachs & Company	Put	113	August 2011	50.00	20	(4)

						$74	$(38)

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$169,016	$—	$—
Short-Term Securities	—	4,899	—
Total	$169,016	$4,899	$—
Liabilities
Written Options	$5	$33	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

70	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Money Market	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Corporate Obligations	48.6%
Commercial Paper (backed by irrevocable letter of credit)	14.6%
Commercial Paper	13.1%
Notes	12.7%
Notes (backed by irrevocable letter of credit)	8.2%
Municipal Obligations	44.9%
United States Government and Government Agency Obligations	4.8%
Cash and Other Assets, Net of Liabilities	1.7%

2011	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Corporacion Andina de Fomento:
0.120%, 7–12–11 (A)	$1,000	$1,000
0.190%, 8–8–11 (A)	5,000	4,999
0.780%, 12–7–11 (A)	2,000	1,993
0.700%, 5–15–12 (A)	1,800	1,789
E.I. du Pont de Nemours and Company:
0.120%, 7–6–11 (A)	2,500	2,500
0.140%, 7–12–11 (A)	4,500	4,499
0.130%, 7–25–11 (A)	1,000	1,000
Kellogg Co., 0.000%, 7–1–11 (A)	980	980
Novartis Finance Corp., 0.000%, 7–1–11 (A)	2,000	2,000
Sonoco Products Co., 0.000%, 7–1–11 (A)	900	900
St. Jude Medical, Inc., 0.000%, 7–1–11 (A)	980	980
Wisconsin Electric Power Co.:
0.000%, 7–1–11 (A)	1,238	1,238
0.110%, 7–8–11 (A)	2,750	2,750

Total Commercial Paper – 13.1%		26,628
Commercial Paper (backed by irrevocable letter of credit)
Axis Bank Limited (Bank of America, N.A.), 0.400%, 7–19–11 (A)	1,700	1,700
COFCO Capital Corp. (Rabobank Nederland):
0.210%, 8–5–11 (A)	5,200	5,199
0.180%, 8–9–11 (A)	2,000	1,999
ICICI Bank Limited (Bank of America, N.A.):
0.640%, 9–16–11 (A)	3,500	3,495
0.400%, 9–19–11 (A)	4,600	4,596
John Deere Credit Limited (John Deere Capital Corporation), 0.110%, 7–14–11 (A)	3,000	3,000
River Fuel Company #2, Inc. (Bank of Nova Scotia), 0.220%, 7–15–11 (A)	7,000	6,999
River Fuel Trust #1 (Bank of Nova Scotia), 0.210%, 7–15–11 (A)	2,712	2,712

Total Commercial Paper (backed by irrevocable letter of credit) – 14.6%		29,700
Notes
Bank of America Corporation, 5.375%, 8–15–11	1,000	1,006
Bank of America, N.A., 0.570%, 7–22–11 (B)	1,300	1,300
Citigroup Inc.:
0.370%, 9–16–11 (B)	541	540
5.100%, 9–29–11	1,799	1,817
6.000%, 2–21–12	2,389	2,470
5.250%, 2–27–12	955	981
General Electric Capital Corporation, 0.440%, 8–22–11 (B)	930	930
Kimberly-Clark Corporation, 4.428%, 12–19–11	2,000	2,035
Rabobank Nederland:
0.470%, 7–26–11 (B)	2,000	2,002
0.330%, 8–16–11 (B)	1,000	1,000
Royal Bank of Scotland plc (The), 0.660%, 7–28–11 (B)	5,300	5,300

CORPORATE OBLIGATIONS (Continued)	Principal	Value

Notes (Continued)
Toyota Motor Credit Corporation, 0.320%, 7–1–11 (B)	$4,000	$4,000
Wachovia Corporation, 0.400%, 9–1–11 (B)	2,400	2,402

Total Notes – 12.7%		25,783
Notes (backed by irrevocable letter of credit)
American Honda Finance Corp. (Honda Motor Co.):
0.420%, 9–27–11 (B)	2,600	2,603
0.350%, 9–29–11 (B)	1,875	1,875
BellSouth Corporation (AT&T Inc.), 4.463%, 4–26–12 (C)	6,700	6,896
IBM International Group Capital LLC (International Business Machines Corporation), 0.520%, 8–26–11 (B)	1,500	1,500
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	2,465	2,465
Trap Rock Industries, Inc., Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	1,360	1,360

Total Notes (backed by irrevocable letter of credit) – 8.2%		16,699

TOTAL CORPORATE OBLIGATIONS – 48.6%		$98,810
(Cost: $98,810)

MUNICIPAL OBLIGATIONS
California – 8.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.), 0.040%, 7–1–11 (B)	2,000	2,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.050%, 7–1–11 (B)	4,250	4,250
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I ), Ser 2005 I (United States Government), 0.090%, 7–7–11 (B)	1,050	1,050
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (United States Government), 0.080%, 7–7–11 (B)	2,210	2,210
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (U.S. Bank, N.A.):
0.040%, 7–7–11 (B)	2,895	2,895
0.040%, 7–7–11 (B)	2,715	2,715
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.060%, 7–7–11 (B)	2,000	2,000

		17,120

72	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Money Market (in thousands) JUNE 30, 2011 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Colorado – 4.5%
Castle Rock, CO, Cert of Part, Ser 2008 (Wells Fargo Bank, N.A.), 0.200%, 7–7–11 (B)	$4,200	$4,200
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (U.S. Bank, N.A.), 0.100%, 7–7–11 (B)	1,900	1,900
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.), 0.080%, 7–7–11 (B)	250	250
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S Bank, N.A.), 0.200%, 7–7–11 (B)	1,105	1,105
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (JPMorgan Chase & Co.), 0.350%, 7–7–11 (B)	550	550
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank, N.A.), 0.200%, 7–7–11 (B)	1,145	1,145

		9,150

Florida – 3.6%
City of Cape Coral, FL (Bank of America, N.A.), 0.130%, 7–1–11	3,900	3,900
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.), 0.130%, 7–5–11	3,500	3,500

		7,400

Georgia – 4.7%
Dev Auth of Talbot Cnty, Incr Taxable Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.), 0.240%, 7–7–11 (B)	240	240
Muni Elec Auth of GA (Wells Fargo Bank, N.A.), 0.330%, 7–12–11	9,573	9,573

		9,813

Illinois – 3.6%
Elmurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accrediation of Hlthcare Org, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.090%, 7–7–11 (B)	920	920
IL Fin Auth (Loyola Univ of Chicago Fin Proj), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.), 0.130%, 7–1–11	6,000	6,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.030%, 7–7–11 (B)	400	400

		7,320

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Louisiana – 2.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Air Products and Chemicals, Inc.), 0.100%, 7–7–11 (B)	$2,350	$2,350
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)), 0.050%, 7–7–11 (B)	1,750	1,750
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.020%, 7–1–11 (B)	1,000	1,000

		5,100

Maryland – 0.5%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Toronto Dominion Bank), 0.120%, 7–7–11 (B)	945	945

Massachusetts – 1.5%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.070%, 7–7–11 (B)	3,000	3,000

Mississippi – 6.5%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.190%, 7–7–11 (B)	3,936	3,936
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.040%, 7–1–11 (B)	7,600	7,600
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.040%, 7–1–11 (B)	1,750	1,750

		13,286

Missouri – 0.7%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.150%, 7–7–11 (B)	1,370	1,370

New York – 1.3%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.070%, 7–7–11 (B)	900	900
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (Citibank, N.A.), 0.100%, 7–7–11 (B)	1,200	1,200
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.080%, 7–7–11 (B)	510	510

		2,610

2011	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS

Money Market (in thousands) JUNE 30, 2011 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (U.S. Bank, N.A.), 0.060%, 7–7–11 (B)	$700	$700

Texas – 3.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (JPMorgan Chase & Co.), 0.090%, 7–7–11 (B)	1,000	1,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 0.040%, 7–1–11 (B)	2,250	2,250
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (Air Products and Chemicals, Inc.), 0.040%, 7–1–11 (B)	3,585	3,585

		6,835

Virginia – 1.3%
Indl Dev Auth of Botetourt Cnty, VA, Indl Dev Rev Bonds (Altec Industries), Ser 2001 (Bank of America, N.A.), 0.250%, 7–7–11 (B)	1,550	1,550
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A(U.S. Bank, N.A.), 0.180%, 7–1–11	1,000	1,000

		2,550

Wisconsin – 1.7%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (U.S. Bank, N.A.), 0.060%, 7–7–11 (B)	2,700	2,700
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.100%, 7–7–11 (B)	700	700

		3,400

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.040%, 7–1–11 (B)	$750	$750

TOTAL MUNICIPAL OBLIGATIONS – 44.9%		$91,349
(Cost: $91,349)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2 (United States Government), 1.040%, 8–13–11	1,671	1,671
Overseas Private Investment Corporation (United States Government):
0.090%, 7–7–11 (B)	2,583	2,583
0.090%, 7–7–11 (B)	2,009	2,010
0.090%, 7–7–11 (B)	1,802	1,802
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.500%, 7–15–11 (B)	1,626	1,626

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 4.8%		$9,692
(Cost: $9,692)

TOTAL INVESTMENT SECURITIES – 98.3%		$199,851
(Cost: $199,851)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		3,400

NET ASSETS – 100.0%		$203,251

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$98,810	$—
Municipal Obligations	—	91,349	—
United States Government Agency Obligations	—	9,692	—
Total	$—	$199,851	$—

See Accompanying Notes to Financial Statements.

74	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Real Estate Securities	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	99.4%
Financials	94.9%
Consumer Discretionary	2.2%
Telecommunication Services	1.6%
Health Care	0.7%
Cash and Cash Equivalents	0.6%

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Financials	Retail REITs
Equity Residential	Financials	Residential REITs
Boston Properties, Inc.	Financials	Office REITs
ProLogis	Financials	Industrial REITs
HCP, Inc.	Financials	Specialized REITs
Macerich Company (The)	Financials	Retail REITs
Health Care REIT, Inc.	Financials	Specialized REITs
Brookfield Properties Corporation	Financials	Real Estate Operating Companies
Vornado Realty Trust	Financials	Diversified REITs
Camden Property Trust	Financials	Residential REITs

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS

Real Estate Securities (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 5.9%
American Assets Trust, Inc.	1	$11
Cousins Properties Incorporated	30	254
PS Business Parks, Inc.	8	430
Retail Opportunity Investments Corp.	20	218
Vornado Realty Trust	12	1,118
Washington Real Estate Investment Trust	16	507

		2,538

Health Care Facilities – 0.7%
Brookdale Senior Living, Inc. (A)	12	281

Homebuilding – 0.3%
Lennar Corporation	7	132

Hotels, Resorts & Cruise Lines – 1.9%
Gaylord Entertainment Company (A)	16	477
Starwood Hotels & Resorts Worldwide, Inc.	6	342

		819

Industrial REITs – 6.0%
DuPont Fabros Technology, Inc.	11	277
First Potomac Realty Trust	39	600
ProLogis	47	1,689

		2,566

Office REITs – 16.2%
Alexandria Real Estate Equities, Inc.	13	991
BioMed Realty Trust, Inc.	41	791
Boston Properties, Inc.	18	1,878
Digital Realty Trust, Inc.	17	1,026
Douglas Emmett, Inc.	18	349
Kilroy Realty Corporation	24	940
SL Green Realty Corp.	11	945

		6,920

Real Estate Management & Development – 1.1%
CB Richard Ellis Group, Inc., Class A (A)	18	462

Real Estate Operating Companies – 4.1%
Brookfield Properties Corporation	63	1,216
Forest City Enterprises, Inc., Class A (A)	29	536

		1,752

Real Estate Services – 1.0%
Jones Lang LaSalle Incorporated	5	434

Residential REITs – 19.6%
American Campus Communities, Inc.	23	824
Associated Estates Realty Corporation	32	528
BRE Properties, Inc., Class A	13	633
Camden Property Trust	17	1,062
Equity Lifestyle Properties, Inc.	9	587
Equity Residential	40	2,371
Essex Property Trust, Inc.	5	670
Home Properties, Inc.	13	773
Mid-America Apartment Communities, Inc.	10	681
UDR, Inc.	10	233

		8,362

COMMON STOCKS (Continued)	Shares	Value

Retail Reit’s – 0.6%
Primaris Retail Real Estate Investment Trust (B)	11	$238

Retail REITs – 22.2%
Acadia Realty Trust	33	671
Agree Realty Corporation	14	322
CBL & Associates Properties, Inc.	28	500
Cedar Shopping Centers, Inc.	31	160
Developers Diversified Realty Corporation	54	760
Equity One, Inc.	28	513
General Growth Properties, Inc.	53	884
Macerich Company (The)	23	1,251
National Retail Properties, Inc.	3	81
Regency Centers Corporation	7	308
Simon Property Group, Inc.	31	3,595
Weingarten Realty Investors	20	491

		9,536

Specialized REITs – 17.7%
Chesapeake Lodging Trust	14	232
DiamondRock Hospitality Company	51	552
Extra Space Storage Inc.	11	228
HCP, Inc.	44	1,599
Health Care REIT, Inc.	23	1,227
Hersha Hospitality Trust	62	343
Host Hotels & Resorts, Inc.	62	1,048
LaSalle Hotel Properties	14	377
LTC Properties, Inc.	4	120
Nationwide Health Properties, Inc.	12	476
Pebblebrook Hotel Trust	14	291
Public Storage, Inc.	6	627
Sovran Self Storage, Inc.	7	287
Sunstone Hotel Investors, Inc. (A)	19	177

		7,584

Wireless Telecommunication Service – 1.6%
American Tower Corporation, Class A (A)	7	356
Crown Castle International Corp. (A)	8	322

		678

TOTAL COMMON STOCKS – 98.9%		$42,302
(Cost: $37,192)

PREFERRED STOCKS – 0.5%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative	8	$193

(Cost: $176)

SHORT-TERM SECURITIES – 0.4%
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	182	$182

(Cost: $182)

TOTAL INVESTMENT SECURITIES – 99.8%		$42,677
(Cost: $37,550)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		78

NET ASSETS – 100.0%		$42,755

76	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Real Estate Securities (in thousands)	JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$42,302	$—	$—
Preferred Stocks	193	—	—
Short-Term Securities	—	182	—
Total	$42,495	$182	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	77

PORTFOLIO HIGHLIGHTS

Science and Technology	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	96.5%
Information Technology	72.8%
Health Care	10.9%
Industrials	5.8%
Consumer Staples	5.0%
Financials	1.5%
Telecommunication Services	0.5%
Bonds	0.9%
Corporate Debt Securities	0.9%
Cash and Cash Equivalents	2.6%

Country Weightings

North America	78.6%
United States	78.6%
Europe	6.9%
Spain	4.8%
Other Europe	2.1%
Pacific Basin	5.9%
Bahamas/Caribbean	3.2%
South America	2.8%
Cash and Cash Equivalents	2.6%

Top 10 Equity Holdings
Company	Sector	Industry
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Aspen Technology, Inc.	Information Technology	Application Software
ACI Worldwide, Inc.	Information Technology	Application Software
Vertex Pharmaceuticals Incorporated	Health Care	Biotechnology
Apple Inc.	Information Technology	Computer Hardware
Telvent GIT, S.A.	Information Technology	IT Consulting & Other Services
Micron Technology, Inc.	Information Technology	Semiconductors
First Solar, Inc.	Information Technology	Semiconductors
Samsung Electronics Co., Ltd.	Information Technology	Semiconductors
ESCO Technologies Inc.	Industrials	Industrial Machinery

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

78	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 5.0%
Archer Daniels Midland Company	267	$8,050
Bunge Limited	102	7,033
Darling International Inc. (A)	95	1,685

		16,768

Application Software – 12.7%
ACI Worldwide, Inc. (A)	522	17,625
Aspen Technology, Inc. (A)	1,261	21,656
Intuit Inc. (A)	64	3,335

		42,616

Biotechnology – 5.5%
Isis Pharmaceuticals, Inc. (A)	155	1,423
Vertex Pharmaceuticals Incorporated (A)	325	16,871

		18,294

Communications Equipment – 0.7%
Cisco Systems, Inc.	100	1,564
InterDigital, Inc.	20	817

		2,381

Computer Hardware – 4.9%
Apple Inc. (A)	49	16,414

Construction & Engineering – 0.9%
Abengoa, S.A. (B)	55	1,668
Insituform Technologies, Inc., Class A (A)	67	1,411

		3,079

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	207	2,072

Data Processing & Outsourced Services – 13.4%
Alliance Data Systems Corporation (A)	260	24,477
Euronet Worldwide, Inc. (A)	449	6,920
VeriFone Holdings, Inc. (A)	186	8,240
Visa Inc., Class A	49	4,112
WNS (Holdings) Limited, ADR (A)	144	1,293

		45,042

Diversified Support Services – 0.5%
EnerNOC, Inc. (A)	98	1,544

Electronic Components – 4.3%
Corning Incorporated	417	7,574
Power-One, Inc. (A)	860	6,964

		14,538

Electronic Equipment & Instruments – 3.2%
Elster Group SE, ADR (A)	189	3,099
Ingenico S.A. (B)	58	2,799
Itron, Inc. (A)	104	5,028

		10,926

Health Care Equipment – 0.5%
Boston Scientific Corporation (A)	233	1,612

Health Care Facilities – 1.4%
Tenet Healthcare Corporation (A)	775	4,838

COMMON STOCKS (Continued)	Shares	Value

Health Care Services – 0.8%
Fleury S.A. (B)	46	$667
Fleury S.A. (B)(C)	131	1,912

		2,579

Health Care Technology – 1.6%
Cerner Corporation (A)	91	5,537

Industrial Machinery – 4.4%
ESCO Technologies Inc.	256	9,428
Pentair, Inc.	139	5,602

		15,030

Integrated Telecommunication Services – 0.5%
CenturyLink, Inc.	41	1,658

Internet Software & Services – 7.7%
21Vianet Group, Inc., ADR (A)	131	1,805
eBay Inc. (A)	232	7,483
Google Inc., Class A (A)	18	9,116
SINA Corporation (A)	73	7,599

		26,003

IT Consulting & Other Services – 6.8%
Acxiom Corporation (A)	437	5,733
iGate Corporation	160	2,618
Telvent GIT, S.A. (A)	369	14,689

		23,040

Life & Health Insurance – 0.9%
Qualicorp S.A. (A)(B)	48	454
Qualicorp S.A. (A)(B)(C)	270	2,577

		3,031

Managed Health Care – 1.1%
Amil Participacoes S.A. (B)	332	3,858

Semiconductor Equipment – 1.1%
Photronics, Inc. (A)	419	3,551

Semiconductors – 16.1%
Cree, Inc. (A)	253	8,481
First Solar, Inc. (A)	86	11,323
Inotera Memories, Inc. (B)	138	43
JinkoSolar Holding Co., Ltd., ADR (A)	12	313
Micron Technology, Inc. (A)	1,526	11,412
PMC-Sierra, Inc. (A)	512	3,872
Samsung Electronics Co., Ltd. (B)	14	10,648
Texas Instruments Incorporated	252	8,263

		54,355

Systems Software – 1.9%
Microsoft Corporation	82	2,142
Oracle Corporation	83	2,729
Velti plc (A)	82	1,393

		6,264

TOTAL COMMON STOCKS – 96.5%		$325,030
(Cost: $268,081)

2011	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Communications Equipment – 0.4%
InterDigital, Inc., Convertible, 2.500%, 3–15–16 (C)	$1,200	$1,256

Semiconductors – 0.5%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (C)	1,830	1,676

TOTAL CORPORATE DEBT SECURITIES – 0.9%		$2,932
(Cost: $3,030)

SHORT-TERM SECURITIES
Commercial Paper – 0.6%
Wisconsin Electric Power Co., 0.110%, 7–8–11 (D)	2,000	2,000

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (E)	3,041	3,041

TOTAL SHORT-TERM SECURITIES – 1.5%		$5,041
(Cost: $5,041)

TOTAL INVESTMENT SECURITIES – 98.9%		$333,003
(Cost: $276,152)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		3,577

NET ASSETS – 100.0%		$336,580

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $7,421 or 2.2% of net assets.

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Industrials	$17,985	$1,668	$—
Information Technology	231,640	13,490	—
Other Sectors	60,247	—	—
Total Common Stocks	$309,872	$15,158	$—
Corporate Debt Securities	—	2,932	—
Short-Term Securities	—	5,041	—
Total	$309,872	$23,131	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
United States	78.6%
Spain	4.8%
South Korea	3.2%
Brazil	2.8%

Country Diversification (Continued)
China	2.3%
Bermuda	2.1%
Cayman Islands	1.1%
Other Countries	2.5%
Other+	2.6%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

80	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Small Cap Growth	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Information Technology	37.6%
Health Care	16.1%
Consumer Discretionary	15.0%
Industrials	13.8%
Financials	8.0%
Energy	3.8%
Consumer Staples	1.9%
Telecommunication Services	1.4%
Cash and Cash Equivalents	2.4%

Top 10 Equity Holdings

Company	Sector
Volcano Corporation	Health Care
DG FastChannel, Inc.	Information Technology
MICROS Systems, Inc.	Information Technology
Constant Contact, Inc.	Information Technology
Chicago Bridge & Iron Company N.V., NY Shares	Industrials
Westinghouse Air Brake Technologies Corporation	Industrials
Tempur-Pedic International Inc.	Consumer Discretionary
NuVasive, Inc.	Health Care
VistaPrint Limited	Information Technology
Greenhill & Co., Inc.	Financials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Alternative Carriers – 1.4%
Neutral Tandem, Inc. (A)	343	$5,973

Apparel Retail – 1.2%
Zumiez Inc. (A)	202	5,045

Apparel, Accessories & Luxury Goods – 3.5%
Columbia Sportswear Company	113	7,166
Under Armour, Inc., Class A (A)	99	7,654

		14,820

Application Software – 3.8%
Blackboard Inc. (A)	88	3,811
BroadSoft, Inc. (A)	169	6,450
Sagent Pharmaceuticals, Inc. (A)	72	1,951
Ultimate Software Group, Inc. (The) (A)	81	4,383

		16,595

Asset Management & Custody Banks – 1.0%
Affiliated Managers Group, Inc. (A)	43	4,401

Casinos & Gaming – 1.3%
Scientific Games Corporation, Class A (A)	566	5,851

Communications Equipment – 8.6%
Acme Packet, Inc. (A)	58	4,084
Aruba Networks, Inc. (A)	396	11,712
DG FastChannel, Inc. (A)	543	17,406
Finisar Corporation (A)	235	4,241

		37,443

Computer Hardware – 1.4%
Stratasys, Inc. (A)	184	6,217

Computer Storage & Peripherals – 0.6%
OCZ Technology Group, Inc. (A)	307	2,457

Construction & Engineering – 3.7%
Chicago Bridge & Iron Company N.V., NY Shares	410	15,935

Construction & Farm Machinery & Heavy Trucks – 5.8%
Manitowoc Company, Inc. (The)	396	6,676
Westinghouse Air Brake Technologies Corporation	235	15,457
Westport Innovations Inc. (A)	142	3,420

		25,553

Consumer Finance – 2.3%
EZCORP, Inc., Class A (A)	282	10,049

Distributors – 2.8%
LKQ Corporation (A)	468	12,209

Diversified Support Services – 1.0%
Mobile Mini, Inc. (A)	199	4,223

Education Services – 1.7%
American Public Education, Inc. (A)	170	7,579

Electronic Equipment & Instruments – 2.7%
FARO Technologies, Inc. (A)	161	7,062
OSI Systems, Inc. (A)	112	4,801

		11,863

COMMON STOCKS (Continued)	Shares	Value

Health Care Equipment – 11.5%
DexCom, Inc. (A)	436	$6,311
Masimo Corporation	129	3,820
NuVasive, Inc. (A)	400	13,148
Volcano Corporation (A)	568	18,354
ZOLL Medical Corporation (A)	148	8,373

		50,006

Health Care Services – 1.8%
Healthways, Inc. (A)	511	7,757

Health Care Technology – 1.3%
Omnicell, Inc. (A)	364	5,675

Home Furnishings – 3.1%
Tempur-Pedic International Inc. (A)	202	13,668

Hotels, Resorts & Cruise Lines – 1.2%
Gaylord Entertainment Company (A)	172	5,174

Industrial Machinery – 1.3%
Graco Inc.	112	5,649

Internet Software & Services – 10.7%
Constant Contact, Inc. (A)	651	16,530
DealerTrack Holdings, Inc. (A)	388	8,913
VistaPrint Limited (A)	259	12,411
Vocus, Inc. (A)	291	8,897

		46,751

Investment Banking & Brokerage – 4.7%
Greenhill & Co., Inc.	229	12,311
Stifel Financial Corp. (A)	227	8,126

		20,437

Oil & Gas Equipment & Services – 1.9%
Superior Energy Services, Inc. (A)	222	8,249

Oil & Gas Exploration & Production – 1.9%
Carrizo Oil & Gas, Inc. (A)	194	8,115

Pharmaceuticals – 1.5%
Salix Pharmaceuticals, Ltd. (A)	166	6,597

Semiconductors – 1.2%
Cavium Inc. (A)	122	5,321

Soft Drinks – 1.9%
Primo Water Corporation (A)	581	8,363

Specialized Consumer Services – 0.2%
Active Network, Inc., (The) (A)	45	799

Systems Software – 8.6%
CommVault Systems, Inc. (A)	221	9,814
MICROS Systems, Inc. (A)	336	16,724
Radiant Systems, Inc. (A)	523	10,932

		37,470

Trading Companies & Distributors – 2.0%
RSC Holdings Inc. (A)	726	8,679

TOTAL COMMON STOCKS – 97.6%		$424,923
(Cost: $349,971)

82	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper – 1.1%
Corporacion Andina de Fomento, 0.190%, 8–8–11 (B)	$2,500	$2,500
St. Jude Medical, Inc., 0.000%, 7–1–11 (B)	2,725	2,724

		5,224

Commercial Paper (backed by irrevocable letter of credit) – 0.5%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)), 0.070%, 7–15–11 (B)	2,000	2,000

Master Note – 0.4%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	1,828	1,828

Municipal Obligations – Taxable – 0.6%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 0.040%, 7–1–11 (C)	2,310	2,310

TOTAL SHORT-TERM SECURITIES – 2.6%		$11,362
(Cost: $11,362)

TOTAL INVESTMENT SECURITIES – 100.2%		$436,285
(Cost: $361,333)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(845)

NET ASSETS – 100.0%		$435,440

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$424,923	$—	$—
Short-Term Securities	—	11,362	—
Total	$424,923	$11,362	$—

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	83

PORTFOLIO HIGHLIGHTS

Small Cap Value	ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	94.7%
Financials	32.4%
Consumer Discretionary	18.5%
Industrials	10.4%
Energy	8.6%
Information Technology	7.1%
Materials	5.7%
Health Care	5.5%
Utilities	4.1%
Consumer Staples	2.4%
Cash and Cash Equivalents	5.3%

Top 10 Equity Holdings

Company	Sector
American Capital Strategies, Ltd.	Financials
Regency Energy Partners LP	Energy
Triumph Group, Inc.	Industrials
Campus Crest Communities, Inc.	Financials
LifePoint Hospitals, Inc.	Health Care
Gaylord Entertainment Company	Consumer Discretionary
Lexington Corporation Properties Trust	Financials
AAR Corp.	Industrials
Tenneco Automotive Inc.	Consumer Discretionary
Valassis Communications, Inc.	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

84	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.7%
AAR Corp.	200	$5,421
Ceradyne, Inc. (A)	39	1,517
Triumph Group, Inc.	64	6,403

		13,341

Apparel Retail – 0.8%
Payless ShoeSource, Inc. (A)	127	1,872

Apparel, Accessories & Luxury Goods – 3.8%
Jones Apparel Group, Inc.	369	4,008
Warnaco Group, Inc. (The) (A)	98	5,115

		9,123

Application Software – 1.5%
Quest Software, Inc. (A)	152	3,446

Asset Management & Custody Banks – 2.9%
American Capital Strategies, Ltd. (A)	690	6,849

Auto Parts & Equipment – 2.2%
Tenneco Automotive Inc. (A)	118	5,218

Broadcasting – 2.3%
Belo Corp., Class A	303	2,283
Entercom Communications Corp. (A)	366	3,179

		5,462

Construction & Farm Machinery & Heavy Trucks – 1.5%
China Yuchai International Limited	171	3,614

Data Processing & Outsourced Services – 1.9%
CoreLogic Inc. (A)	266	4,443

Diversified Chemicals – 1.3%
Ashland Inc.	46	2,973

Electric Utilities – 2.1%
NV Energy, Inc.	319	4,889

Electronic Manufacturing Services – 1.0%
Celestica Inc. (A)	283	2,481

Gas Utilities – 2.0%
Southwest Gas Corporation	127	4,916

Health Care Facilities – 4.2%
AmSurg Corp. (A)	24	635
Community Health Systems, Inc. (A)	126	3,238
LifePoint Hospitals, Inc. (A)	157	6,124

		9,997

Health Care Services – 0.3%
Sun Healthcare Group, Inc. (A)	93	750

Homebuilding – 0.8%
M/I Homes, Inc. (A)	148	1,808

Hotels, Resorts & Cruise Lines – 2.3%
Gaylord Entertainment Company (A)	182	5,463

Investment Banking & Brokerage – 1.0%
Piper Jaffray Companies (A)	79	2,275

COMMON STOCKS (Continued)	Shares	Value

IT Consulting & Other Services – 0.9%
Camelot Information Systems Inc., ADR (A)	150	$2,247

Managed Health Care – 1.0%
Coventry Health Care, Inc. (A)	65	2,381

Mortgage REITs – 2.1%
Invesco Mortgage Capital, Inc.	233	4,925

Movies & Entertainment – 1.0%
Regal Entertainment Group	197	2,435

Office REITs – 2.3%
Lexington Corporation Properties Trust	595	5,434

Oil & Gas Equipment & Services – 2.1%
Hornbeck Offshore Services, Inc. (A)	44	1,210
Superior Energy Services, Inc. (A)	101	3,733

		4,943

Oil & Gas Storage & Transportation – 6.5%
Atlas Pipeline Partners, L.P.	90	2,950
MarkWest Energy Partners, L.P.	30	1,433
Regency Energy Partners LP	255	6,588
Targa Resources Corp.	137	4,580

		15,551

Packaged Foods & Meats – 1.1%
Dean Foods Company (A)	214	2,625

Paper Packaging – 1.4%
Boise Inc.	429	3,339

Personal Products – 1.3%
Inter Parfums, Inc.	136	3,136

Property & Casualty Insurance – 3.2%
Argo Group International Holdings, Ltd.	172	5,120
SeaBright Insurance Holdings, Inc.	244	2,414

		7,534

Publishing – 4.4%
E. W. Scripps Company (The) (A)	279	2,702
Valassis Communications, Inc. (A)	170	5,144
Washington Post Company, Class B (The)	6	2,472

		10,318

Regional Banks – 6.9%
Bank of Marin Bancorp	85	3,017
First Horizon National Corporation	329	3,138
Nara Bancorp, Inc. (A)	289	2,351
Synovus Financial Corp.	1,399	2,910
Wintrust Financial Corporation	155	4,981

		16,397

Reinsurance – 4.0%
Endurance Specialty Holdings Ltd.	116	4,790
Reinsurance Group of America, Incorporated	79	4,808

		9,598

Residential REITs – 2.6%
Campus Crest Communities, Inc.	476	6,162

2011	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Specialized REITs – 1.8%
Strategic Hotels & Resorts, Inc. (A)	613	$4,341

Specialty Chemicals – 3.0%
Cytec Industries Inc.	83	4,718
RPM International Inc.	107	2,465

		7,183

Specialty Stores – 0.9%
Office Depot, Inc. (A)	501	2,114

Technology Distributors – 1.8%
Insight Enterprises, Inc. (A)	108	1,906
Tech Data Corporation (A)	50	2,429

		4,335

Thrifts & Mortgage Finance – 2.6%
Capitol Federal Financial	409	4,809
Territorial Bancorp Inc.	68	1,407

		6,216

Trucking – 3.2%
Marten Transport, Ltd.	123	2,646
Werner Enterprises, Inc. (B)	198	4,970

		7,616

TOTAL COMMON STOCKS – 91.7%		$217,750
(Cost: $200,025)

INVESTMENT FUNDS	Shares	Value

Asset Management & Custody Banks – 3.0%
MCG Capital Corporation	363	$2,205
THL Credit, Inc.	377	4,897

TOTAL INVESTMENT FUNDS – 3.0%		$7,102
(Cost: $7,267)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.4%
Air Products and Chemicals, Inc., 0.100%, 7–11–11 (C)	$4,000	4,000
Corporacion Andina de Fomento, 0.120%, 7–12–11 (C)	2,000	2,000
St. Jude Medical, Inc., 0.000%, 7–1–11 (C)	2,163	2,163

		8,163

Master Note – 1.2%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (D)	2,738	2,738

TOTAL SHORT-TERM SECURITIES – 4.6%		$10,901
(Cost: $10,901)

TOTAL INVESTMENT SECURITIES – 99.3%		$235,753
(Cost: $218,193)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,589

NET ASSETS – 100.0%		$237,342

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for all or a portion of the following written options outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price	Premium Received	Market Value
Ashland Inc.	Goldman, Sachs & Company	Call	460	August 2011	$70.00	$34	$(52)
Camelot Information Systems Inc., ADR:	Goldman, Sachs & Company	Put	722	August 2011	10.00	50	(45)
	Goldman, Sachs & Company	Call	1,503	August 2011	20.00	111	(56)
MCG Capital Corporation	Deutsche Banc Alex Brown Inc.	Call	2,370	August 2011	7.50	24	(6)
Nara Bancorp, Inc.	Deutsche Banc Alex Brown Inc.	Call	2,892	July 2011	7.50	94	(188)

						$313	$(347)

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$217,750	$—	$—
Investment Funds	7,102	—	—
Short-Term Securities	—	10,901	—
Total	$224,852	$10,901	$—
Liabilities
Written Options	$153	$194	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

86	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Value ALL DATA IS AS OF JUNE 30, 2011 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Financials	33.0%
Energy	16.0%
Information Technology	13.2%
Health Care	10.8%
Consumer Staples	9.2%
Consumer Discretionary	7.0%
Industrials	5.6%
Utilities	2.2%
Materials	1.6%
Warrants	0.1%
Cash and Cash Equivalents	1.3%

Top 10 Equity Holdings

Company	Sector
ConocoPhillips	Energy
Wells Fargo & Company	Financials
ACE Limited	Financials
CVS Corporation	Consumer Staples
Xerox Corporation	Information Technology
Bank of America Corporation	Financials
Occidental Petroleum Corporation	Energy
McKesson Corporation	Health Care
Hewlett-Packard Company	Information Technology
WellPoint, Inc.	Health Care

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2011	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS

Value (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.9%
Omnicom Group Inc.	127	$6,112

Aerospace & Defense – 1.3%
Honeywell International Inc. (A)	67	4,016

Auto Parts & Equipment – 0.2%
TRW Automotive Holdings Corp. (B)	11	632

Biotechnology – 1.9%
Amgen Inc. (B)	102	5,952

Broadcasting – 0.5%
CBS Corporation, Class B	54	1,533

Cable & Satellite – 2.6%
Time Warner Cable Inc.	109	8,482

Computer Hardware – 3.4%
Hewlett-Packard Company	297	10,796

Consumer Finance – 2.4%
Capital One Financial Corporation (A)	146	7,544

Department Stores – 1.8%
Macy’s Inc.	192	5,608

Diversified Banks – 4.4%
Wells Fargo & Company	504	14,153

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	43	2,264

Drug Retail – 3.8%
CVS Corporation	319	12,003

Electric Utilities – 2.2%
PPL Corporation (A)	255	7,102

Health Care Distributors – 3.5%
McKesson Corporation	132	11,033

Industrial Conglomerates – 2.2%
General Electric Company	377	7,116

Industrial Machinery – 2.1%
Ingersoll-Rand plc	149	6,762

Integrated Oil & Gas – 9.8%
ConocoPhillips	192	14,467
Marathon Oil Corporation (A)	97	5,089
Occidental Petroleum Corporation	110	11,476

		31,032

Investment Banking & Brokerage – 5.2%
Goldman Sachs Group, Inc. (The)	70	9,369
Morgan Stanley	302	6,938

		16,307

IT Consulting & Other Services – 1.8%
International Business Machines Corporation	33	5,661

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 3.3%
WellPoint, Inc.	135	$10,610

Mortgage REITs – 1.8%
Invesco Mortgage Capital, Inc.	270	5,707

Multi-Line Insurance – 1.3%
American International Group, Inc. (B)	141	4,131

Office Electronics – 3.7%
Xerox Corporation	1,150	11,977

Oil & Gas Equipment & Services – 1.9%
National Oilwell Varco, Inc.	79	6,186

Oil & Gas Storage & Transportation – 4.3%
Energy Transfer Equity, L.P.	53	2,401
MarkWest Energy Partners, L.P.	67	3,213
Regency Energy Partners LP	311	8,029

		13,643

Other Diversified Financial Services – 3.7%
Bank of America Corporation	1,087	11,912

Packaged Foods & Meats – 1.8%
J.M. Smucker Company (The)	74	5,664

Paper Products – 0.9%
International Paper Company	100	2,982

Pharmaceuticals – 2.1%
Johnson & Johnson	102	6,752

Property & Casualty Insurance – 9.5%
ACE Limited	206	13,526
Travelers Companies, Inc. (The)	175	10,205
XL Group plc	284	6,245

		29,976

Regional Banks – 2.8%
Regions Financial Corporation	469	2,905
SunTrust Banks, Inc.	239	6,164

		9,069

Reinsurance – 1.9%
RenaissanceRe Holdings Ltd. (A)	86	5,995

Semiconductors – 2.0%
Freescale Semiconductor, Inc. (B)	341	6,264

Soft Drinks – 2.3%
Dr Pepper Snapple Group, Inc.	175	7,334

Systems Software – 2.3%
Symantec Corporation (B)	372	7,326

Tobacco – 1.3%
Philip Morris International Inc.	64	4,273

TOTAL COMMON STOCKS – 98.6%		$313,909
(Cost: $281,734)

88	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Value (in thousands) JUNE 30, 2011 (UNAUDITED)

WARRANTS – 0.1%	Shares	Value

Diversified Banks
Wells Fargo & Company	27	$253

(Cost: $220)

SHORT-TERM SECURITIES – 0.6%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	$2,055	$2,055

(Cost: $2,055)

TOTAL INVESTMENT SECURITIES – 99.3%		$316,217
(Cost: $284,009)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		2,220

NET ASSETS – 100.0%		$318,437

Notes to Schedule of Investments

(A)	Securities serve as cover or collateral for all or a portion of the following written options outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price	Premium Received	Market Value
Allstate Corporation	Goldman, Sachs & Company	Put	3,030	July 2011	$27.00	$197	$(4)
Energy Transfer Equity, L.P.	Morgan Stanley Smith Barney LLC	Call	377	August 2011	47.50	20	(21)
Freeport-McMoRan Copper & Gold Inc., Class B:	Goldman, Sachs & Company	Put	189	August 2011	39.50	10	(4)
	Goldman, Sachs & Company	Put	189	August 2011	42.00	17	(6)
Honeywell International Inc.	Goldman, Sachs & Company	Call	515	September 2011	62.50	30	(52)
International Paper Company	Goldman, Sachs & Company	Put	524	August 2011	25.00	21	(14)
Johnson & Johnson:	Goldman, Sachs & Company	Put	1,092	July 2011	50.00	27	(1)
	Goldman, Sachs & Company	Put	1,092	July 2011	52.50	48	(2)
PPL Corporation	Goldman, Sachs & Company	Call	1,371	July 2011	27.00	40	(127)
RenaissanceRe Holdings Ltd.	Morgan Stanley Smith Barney LLC	Call	494	July 2011	65.00	100	(246)
Wells Fargo & Company	Goldman, Sachs & Company	Put	345	July 2011	25.00	11	(2)
XL Group plc	Goldman, Sachs & Company	Put	420	July 2011	21.00	13	(7)

						$534	$(486)

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$313,909	$—	$—
Warrants	253	—	—
Short-Term Securities	—	2,055	—
Total	$314,162	$2,055	$—
Liabilities
Written Options	$465	$21	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	89

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2011 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Asset Strategy	Balanced
ASSETS
Investments in unaffiliated securities at market value+	$—		$322		$473		$1,198		$225		$1,231,412	$375,929
Investments in affiliated securities at market value+	72,897		72,423		541,919		664,771		175,623		1,257	—
Bullion at market value+	—		—		—		—		—		158,387	—
Investments at Market Value	72,897		72,745		542,392		665,969		175,848		1,391,056	375,929
Cash	—		1		1		1		1		107	1
Cash denominated in foreign currencies at market value+	—		—		—		—		—		844	—
Restricted cash+	—		—		—		—		—		3,104	—
Investment securities sold receivable	246		—		—		—		—		6,604	2,593
Dividends and interest receivable	—	*	—	*	—	*	—	*	—	*	1,550	1,640
Capital shares sold receivable	110		450		2,727		792		284		1,356	6
Unrealized appreciation on forward foreign currency contracts	—		—		—		—		—		1,939	—
Total Assets	73,253		73,196		545,120		666,762		176,133		1,406,560	380,169

LIABILITIES
Investment securities purchased payable	—		222		374		1,099		125		2,868	3,313
Capital shares redeemed payable	—	*	1		9		6		2		1,432	385
Trustees and Chief Compliance Officer fees payable	2		2		10		11		3		75	55
Overdraft due to custodian	146		—		—		—		—		—	—
Service fee payable	—		—		—		—		—		10	3
Shareholder servicing payable	—	*	—	*	—	*	1		—	*	2	—	*
Investment management fee payable	—		—		—		—		—		26	7
Accounting services fee payable	2		2		8		10		4		21	10
Unrealized depreciation on forward foreign currency contracts	—		—		—		—		—		3,795	—
Other liabilities	2		1		5		5		2		96	10
Total Liabilities	152		228		406		1,132		136		8,325	3,783
Total Net Assets	$73,101		$72,968		$544,714		$665,630		$175,997		$1,398,235	$376,386

NET ASSETS
Capital paid in (shares authorized – unlimited)	$66,070		$65,019		$476,712		$584,508		$156,182		$1,112,338	$273,337
Undistributed net investment income	482		795		5,004		4,776		1,703		871	2,473
Accumulated net realized gain (loss)	1,955		2,166		11,106		11,819		4,030		(70,874)	10,654
Net unrealized appreciation	4,594		4,988		51,892		64,527		14,082		355,900	89,922
Total Net Assets	$73,101		$72,968		$544,714		$665,630		$175,997		$1,398,235	$376,386

CAPITAL SHARES OUTSTANDING	14,086		13,778		102,224		121,809		32,756		132,789	40,486

NET ASSET VALUE PER SHARE	$5.1897		$5.2959		$5.3286		$5.4646		$5.3729		$10.5298	$9.2966

+COST
Investments in unaffiliated securities at cost	$—		$322		$473		$1,198		$225		$928,932	$286,007
Investments in affiliated securities at cost	68,302		67,435		490,027		600,243		161,541		1,982	—
Bullion at cost	—		—		—		—		—		102,421	—
Cash denominated in foreign currencies at cost	—		—		—		—		—		844	—
Restricted cash at cost	—		—		—		—		—		3,103	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2011

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2011 (UNAUDITED)

(In thousands, except per share amounts)	Bond		Core Equity	Dividend Opportunities		Energy		Global Bond		Global Natural Resources		Growth
ASSETS
Investments in unaffiliated securities at market value+	$555,920		$435,984	$341,429		$65,662		$7,209		$246,308		$932,510
Investments at Market Value	555,920		435,984	341,429		65,662		7,209		246,308		932,510
Cash	1		1	12		1		1		114		1
Cash denominated in foreign currencies at market value+	—		—	—		—		—		119		—
Investment securities sold receivable	—		—	—		—		—		700		645
Dividends and interest receivable	5,364		550	390		34		80		409		424
Capital shares sold receivable	286		17	320		116		8		375		198
Unrealized appreciation on forward foreign currency contracts	—		—	—		—		—		262		—
Prepaid and other assets	—	*	—	—		—		5		—		1
Total Assets	561,571		436,552	342,151		65,813		7,303		248,287		933,779

LIABILITIES
Investment securities purchased payable	—		—	16,751		—		—		821		—
Capital shares redeemed payable	220		436	145		11		—	*	71		517
Trustees and Chief Compliance Officer fees payable	48		103	11		2		—	*	10		152
Service fee payable	4		3	2		—	*	—	*	2		6
Shareholder servicing payable	1		1	—	*	—	*	—	*	—	*	1
Investment management fee payable	7		8	6		2		—		7		17
Accounting services fee payable	13		10	8		3		—		7		18
Unrealized depreciation on forward foreign currency contracts	—		—	—		—		12		293		—
Variation margin payable	—		—	—		—		—		144		—
Other liabilities	13		11	6		3		2		24		18
Total Liabilities	306		572	16,929		21		14		1,379		729
Total Net Assets	$561,265		$435,980	$325,222		$65,792		$7,289		$246,908		$933,050

NET ASSETS
Capital paid in (shares authorized – unlimited)	$544,190		$322,098	$278,015		$59,312		$7,285		$216,576		$690,473
Undistributed (distributions in excess of) net investment income	8,037		806	1,180		(104)		42		(310)		(921)
Accumulated net realized gain (loss)	(3,112)		34,999	(11,338)		(3,396)		(31)		16,612		47,109
Net unrealized appreciation (depreciation)	12,150		78,077	57,365		9,980		(7)		14,030		196,389
Total Net Assets	$561,265		$435,980	$325,222		$65,792		$7,289		$246,908		$933,050

CAPITAL SHARES OUTSTANDING	101,393		34,686	45,769		9,670		1,454		36,431		88,109

NET ASSET VALUE PER SHARE	$5.5355		$12.5693	$7.1057		$6.8041		$5.0129		$6.7774		$10.5897

+COST
Investments in unaffiliated securities at cost	$543,769		$357,920	$284,064		$55,682		$7,205		$231,648		$736,121
Cash denominated in foreign currencies at cost	—		—	—		—		—		113		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	91

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2011 (UNAUDITED)

(In thousands, except per share amounts)	High Income		International Core Equity	International Growth		Limited- Term Bond		Micro Cap Growth		Mid Cap Growth		Money Market
ASSETS
Investments in unaffiliated securities at market value+	$261,774		$594,532	$363,257		$192,885		$55,013		$173,915		$199,851
Investments at Market Value	261,774		594,532	363,257		192,885		55,013		173,915		199,851
Cash	535		276	102		1		1		1		279
Cash denominated in foreign currencies at market value+	426		—	—		—		—		—		—
Restricted cash+	—		—	4,909		—		—		—		—
Investment securities sold receivable	2,568		—	4,126		—		79		240		—
Dividends and interest receivable	5,053		3,113	1,444		1,471		—	*	73		240
Capital shares sold receivable	149		194	258		252		1		222		2,859
Receivable from affiliates	—		—	—		96		—		—		152
Prepaid and other assets	1		—	—		5		—		—		1
Total Assets	270,506		598,115	374,096		194,710		55,094		174,451		203,382

LIABILITIES
Investment securities purchased payable	3,704		748	1,867		—		—		1,183		—
Capital shares redeemed payable	30		342	92		37		55		225		100
Distributions payable	—		—	—		—		—		—		—	*
Trustees and Chief Compliance Officer fees payable	25		43	31		1		4		5		17
Service fee payable	2		4	3		1		—	*	1		—
Shareholder servicing payable	—	*	1	—	*	—	*	—	*	—	*	—	*
Investment management fee payable	4		14	8		3		2		4		2
Accounting services fee payable	8		13	10		6		4		5		6
Unrealized depreciation on forward foreign currency contracts	97		—	—		—		—		—		—
Unrealized depreciation on swap agreements	—		—	263		—		—		—		—
Written options at market value+	—		—	—		—		—		38		—
Other liabilities	40		106	27		5		3		4		6
Total Liabilities	3,910		1,271	2,301		53		68		1,465		131
Total Net Assets	$266,596		$596,844	$371,795		$194,657		$55,026		$172,986		$203,251

NET ASSETS
Capital paid in (shares authorized – unlimited)	$267,443		$534,696	$309,450		$193,673		$41,385		$123,942		$203,263
Undistributed (distributions in excess of) net investment income	9,679		7,579	4,839		920		(762)		(197)		—
Accumulated net realized gain (loss)	(14,278)		13,619	7,444		(946)		2,239		14,719		(12)
Net unrealized appreciation	3,752		40,950	50,062		1,010		12,164		34,522		—
Total Net Assets	$266,596		$596,844	$371,795		$194,657		$55,026		$172,986		$203,251

CAPITAL SHARES OUTSTANDING	78,043		34,026	41,207		38,775		2,373		18,804		203,267

NET ASSET VALUE PER SHARE	$3.4161		$17.5410	$9.0225		$5.0201		$23.1891		$9.1993		$1.0000

+COST
Investments in unaffiliated securities at cost	$257,921		$553,728	$313,149		$191,875		$42,849		$139,428		$199,851
Cash denominated in foreign currencies at cost	422		—	—		—		—		—		—
Restricted cash at cost	—		—	4,815		—		—		—		—
Written options premiums received at cost	—		—	—		—		—		74		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2011

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2011 (UNAUDITED)

(In thousands, except per share amounts)	Real Estate Securities		Science and Technology		Small Cap Growth		Small Cap Value		Value
ASSETS
Investments in unaffiliated securities at market value+	$42,677		$333,003		$436,285		$235,753		$316,217
Investments at Market Value	42,677		333,003		436,285		235,753		316,217
Cash	8		1		19		1		41
Investment securities sold receivable	56		6,217		410		1,744		3,155
Dividends and interest receivable	102		26		—	*	492		541
Capital shares sold receivable	6		281		111		112		120
Total Assets	42,849		339,528		436,825		238,102		320,074

LIABILITIES
Investment securities purchased payable	79		2,682		1,059		256		756
Capital shares redeemed payable	5		191		232		119		340
Trustees and Chief Compliance Officer fees payable	3		43		62		16		31
Service fee payable	—	*	2		3		2		2
Shareholder servicing payable	—	*	—	*	—	*	—	*	—	*
Investment management fee payable	1		8		10		6		6
Accounting services fee payable	2		10		10		7		8
Written options at market value+	—		—		—		347		486
Other liabilities	4		12		9		7		8
Total Liabilities	94		2,948		1,385		760		1,637
Total Net Assets	$42,755		$336,580		$435,440		$237,342		$318,437

NET ASSETS
Capital paid in (shares authorized – unlimited)	$42,294		$259,987		$327,058		$195,287		$268,307
Undistributed (distributions in excess of) net investment income	388		(1,411)		(2,204)		1,101		1,489
Accumulated net realized gain (loss)	(5,054)		21,178		35,633		23,429		16,384
Net unrealized appreciation	5,127		56,826		74,953		17,525		32,257
Total Net Assets	$42,755		$336,580		$435,440		$237,342		$318,437

CAPITAL SHARES OUTSTANDING	6,070		19,518		37,920		14,285		50,656

NET ASSET VALUE PER SHARE	$7.0448		$17.2449		$11.4830		$16.6143		$6.2863

+COST
Investments in unaffiliated securities at cost	$37,550		$276,152		$361,333		$218,193		$284,009
Written options premiums received at cost	—		—		—		313		534

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	93

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate	Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative		Asset Strategy	Balanced
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$—		$—	$—	$—		$10,447	$2,386
Dividends from affiliated securities	514		828		5,121	4,896	1,757		—	—
Foreign dividend withholding tax	—		—		—	—	—		(686)	(22)
Interest and amortization from unaffiliated securities	—	*	—	*	1	1	—	*	317	2,070
Total Investment Income	514		828		5,122	4,897	1,757		10,078	4,434
EXPENSES
Investment management fee	—		—		—	—	—		4,604	1,317
Service fee	—		—		—	—	—		1,676	470
Shareholder servicing	—	*	—	*	2	2	—	*	6	1
Custodian fees	1		2		2	2	1		133	10
Trustees and Chief Compliance Officer fees	3		2		16	18	5		53	21
Accounting services fee	12		12		46	52	20		124	60
Professional fees	9		9		13	14	10		42	19
Other	3		4		23	20	10		74	15
Total Expenses	28		29		102	108	46		6,712	1,913
Less:
Expenses in excess of limit	—		—		—	—	—		(50)	—
Total Net Expenses	28		29		102	108	46		6,662	1,913
Net Investment Income	486		799		5,020	4,789	1,711		3,416	2,521

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—		—		—	—	—		48,575	10,909
Investments in affiliated securities	1,417		1,798		7,835	8,033	3,005		—	—
Distributions of realized capital gains from affiliated securities	539		371		3,284	3,797	1,037		—	—
Written options	—		—		—	—	—		2,029	—
Swap agreements	—		—		—	—	—		1,192	—
Forward foreign currency contracts	—		—		—	—	—		(9,471)	—
Foreign currency exchange transactions	—		—		—	—	—		(95)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—		—		—	—	—		48,426	10,607
Investments in affiliated securities	637		(912)		1,893	4,990	(277)		(336)	—
Written options	—		—		—	—	—		508	—
Swap agreements	—		—		—	—	—		(15)	—
Forward foreign currency contracts	—		—		—	—	—		613	—
Foreign currency exchange transactions	—		—		—	—	—		21	—
Net Realized and Unrealized Gain	2,593		1,257		13,012	16,820	3,765		91,447	21,516
Net Increase in Net Assets Resulting from Operations	$3,079		$2,056		$18,032	$21,609	$5,476		$94,863	$24,037
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

94	SEMIANNUAL REPORT	2011

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

(In thousands)	Bond	Core Equity	Dividend Opportunities	Energy	Global Bond	Global Natural Resources	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$3,257	$2,740	$246	$—	$1,578	$3,663
Foreign dividend withholding tax	—	(58)	(3)	(4)	—	(106)	—
Interest and amortization from unaffiliated securities	10,167	17	9	2	78	37	31
Foreign interest withholding tax	—	—	—	—	—	(1)	—
Total Investment Income	10,167	3,216	2,746	244	78	1,508	3,694
EXPENSES
Investment management fee	1,271	1,520	1,075	247	17	1,252	3,227
Service fee	669	543	384	73	7	313	1,152
Shareholder servicing	2	1	1	— *	— *	1	3
Custodian fees	11	11	7	5	2	65	17
Trustees and Chief Compliance Officer fees	24	32	11	2	— *	9	55
Accounting services fee	70	63	47	20	—	44	107
Professional fees	24	16	13	10	20	21	21
Other	19	18	10	4	5	23	32
Total Expenses	2,090	2,204	1,548	361	51	1,728	4,614
Less:
Expenses in excess of limit	—	(108)	—	—	(17)	—	(138)
Total Net Expenses	2,090	2,096	1,548	361	34	1,728	4,476
Net Investment Income (Loss)	8,077	1,120	1,198	(117)	44	(220)	(782)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	1,698	35,730	6,004	305	(26)	30,456	48,157
Futures contracts	—	—	—	—	—	(347)	—
Forward foreign currency contracts	—	—	—	—	—	(1,777)	—
Foreign currency exchange transactions	—	(4)	—	—	—	(4)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	2,830	1,577	6,287	2,492	7	(26,887)	7,727
Futures contracts	—	—	—	—	—	(410)	—
Forward foreign currency contracts	—	—	—	—	(12)	204	—
Foreign currency exchange transactions	—	5	—	—	—	(4)	—
Net Realized and Unrealized Gain (Loss)	4,528	37,308	12,291	2,797	(31)	1,231	55,884
Net Increase in Net Assets Resulting from Operations	$12,605	$38,428	$13,489	$2,680	$13	$1,011	$55,102

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	95

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

(In thousands)	High Income	International Core Equity	International Growth	Limited- Term Bond	Micro Cap Growth	Mid Cap Growth	Money Market
INVESTMENT INCOME
Dividends from unaffiliated securities	$8	$12,898	$7,423	$—	$28	$708	$—
Foreign dividend withholding tax	—	(1,342)	(544)	—	(2)	—	—
Interest and amortization from unaffiliated securities	11,016	23	24	1,589	1	3	315
Foreign interest withholding tax	(2)	—	—	—	—	—	—
Total Investment Income	11,022	11,579	6,903	1,589	27	711	315
EXPENSES
Investment management fee	804	2,514	1,481	427	260	657	375
Service fee	321	739	435	214	68	193	—
Shareholder servicing	1	2	1	— *	— *	1	1
Custodian fees	11	93	30	5	7	10	8
Trustees and Chief Compliance Officer fees	12	25	16	5	3	5	8
Accounting services fee	44	78	54	33	21	32	34
Professional fees	24	22	21	22	11	12	14
Other	10	45	15	38	2	5	9
Total Expenses	1,227	3,518	2,053	744	372	915	449
Less:
Expenses in excess of limit	(64)	—	(52)	(96)	—	(16)	(152)
Total Net Expenses	1,163	3,518	2,001	648	372	899	297
Net Investment Income (Loss)	9,859	8,061	4,902	941	(345)	(188)	18

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	8,263	38,281	11,091	(757)	2,412	14,710	10
Written options	—	—	—	—	—	95	—
Swap agreements	—	—	1,146	—	—	—	—
Forward foreign currency contracts	(9)	(296)	(2,123)	—	—	—	—
Foreign currency exchange transactions	(8)	(441)	(34)	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(5,298)	(28,406)	6,344	2,618	546	(944)	—
Written options	—	—	—	—	—	212	—
Swap agreements	—	—	(421)	—	—	—	—
Forward foreign currency contracts	(106)	—	804	—	—	—	—
Foreign currency exchange transactions	(2)	88	160	—	—	—	—
Net Realized and Unrealized Gain	2,840	9,226	16,967	1,861	2,958	14,073	10
Net Increase in Net Assets Resulting from Operations	$12,699	$17,287	$21,869	$2,802	$2,613	$13,885	$28

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2011

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

(In thousands)	Real Estate Securities		Science and Technology	Small Cap Growth	Small Cap Value	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$651		$602	$297	$2,437	$2,485
Foreign dividend withholding tax	(4)		(17)	(6)	(3)	(10)
Interest and amortization from unaffiliated securities	—	*	71	22	7	6
Total Investment Income	647		656	313	2,441	2,481
EXPENSES
Investment management fee	186		1,462	1,815	1,019	1,119
Service fee	52		430	534	300	400
Shareholder servicing	—	*	1	1	1	1
Custodian fees	7		23	9	12	11
Trustees and Chief Compliance Officer fees	2		18	24	10	15
Accounting services fee	14		57	63	44	48
Professional fees	17		18	17	15	14
Other	2		33	15	8	15
Total Expenses	280		2,042	2,478	1,409	1,623
Less:
Expenses in excess of limit	—		(34)	(43)	—	(16)
Total Net Expenses	280		2,008	2,435	1,409	1,607
Net Investment Income (Loss)	367		(1,352)	(2,122)	1,032	874

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	1,259		21,118	37,053	26,970	20,751
Written options	—		341	—	262	(44)
Foreign currency exchange transactions	—	*	(26)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	2,129		1,484	5,563	(29,429)	(7,386)
Written options	—		—	—	(43)	166
Foreign currency exchange transactions	—	*	(77)	—	—	—
Net Realized and Unrealized Gain (Loss)	3,388		22,840	42,616	(2,240)	13,487
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,755		$21,488	$40,494	$(1,208)	$14,361

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	97

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$486	$860	$799	$920	$5,020	$5,432
Net realized gain on investments	1,956	1,714	2,169	1,491	11,119	7,718
Net change in unrealized appreciation (depreciation)	637	7,035	(912)	3,222	1,893	34,654
Net Increase in Net Assets Resulting from Operations	3,079	9,609	2,056	5,633	18,032	47,804
Distributions to Shareholders From:
Net investment income	(860)	(706)	(921)	(526)	(5,438)	(2,179)
Net realized gains	(1,714)	(1,408)	(1,494)	(1,003)	(7,722)	(3,590)
Total Distributions to Shareholders	(2,574)	(2,114)	(2,415)	(1,529)	(13,160)	(5,769)
Capital Share Transactions	682	3,806	2,155	23,145	78,590	148,928
Net Increase in Net Assets	1,187	11,301	1,796	27,249	83,462	190,963
Net Assets, Beginning of Period	71,914	60,613	71,172	43,923	461,252	270,289
Net Assets, End of Period	$73,101	$71,914	$72,968	$71,172	$544,714	$461,252
Undistributed net investment income	$482	$857	$795	$918	$5,004	$5,423

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Asset Strategy
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,789	$4,992	$1,711	$1,853	$3,416	$12,471
Net realized gain (loss) on investments	11,830	8,933	4,042	2,840	42,230	(38,316)
Net change in unrealized appreciation (depreciation)	4,990	42,878	(277)	8,809	49,217	127,543
Net Increase in Net Assets Resulting from Operations	21,609	56,803	5,476	13,502	94,863	101,698
Distributions to Shareholders From:
Net investment income	(4,989)	(2,776)	(1,857)	(1,009)	(13,548)	(12,441)
Net realized gains	(8,937)	(4,945)	(2,809)	(1,731)	—	—
Total Distributions to Shareholders	(13,926)	(7,721)	(4,666)	(2,740)	(13,548)	(12,441)
Capital Share Transactions	156,804	150,305	24,304	47,868	21,570	111,332
Net Increase in Net Assets	164,487	199,387	25,114	58,630	102,885	200,589
Net Assets, Beginning of Period	501,143	301,756	150,883	92,253	1,295,350	1,094,761
Net Assets, End of Period	$665,630	$501,143	$175,997	$150,883	$1,398,235	$1,295,350
Undistributed net investment income	$4,776	$4,976	$1,703	$1,849	$871	$11,097

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2011

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Balanced		Bond		Core Equity
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,521	$5,471	$8,077	$12,081	$1,120	$1,336
Net realized gain on investments	10,909	28,658	1,698	12,819	35,726	34,101
Net change in unrealized appreciation	10,607	23,018	2,830	8,676	1,582	41,926
Net Increase in Net Assets Resulting from Operations	24,037	57,147	12,605	33,576	38,428	77,363
Distributions to Shareholders From:
Net investment income	(5,478)	(7,059)	(14,862)	(20,719)	(1,489)	(4,025)
Net realized gains	(28,863)	(5,145)	(3,669)	—	(13,328)	—
Total Distributions to Shareholders	(34,341)	(12,204)	(18,531)	(20,719)	(14,817)	(4,025)
Capital Share Transactions	11,633	(30,832)	59,625	23,241	(16,243)	(59,856)
Net Increase in Net Assets	1,329	14,111	53,699	36,098	7,368	13,482
Net Assets, Beginning of Period	375,057	360,946	507,566	471,468	428,612	415,130
Net Assets, End of Period	$376,386	$375,057	$561,265	$507,566	$435,980	$428,612
Undistributed net investment income	$2,473	$5,430	$8,037	$14,822	$806	$1,179

	Dividend Opportunities		Energy		Global Bond
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10(1)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,198	$3,126	$(117)	$(84)	$44	$2
Net realized gain (loss) on investments	6,004	3,442	305	(473)	(26)	(5)
Net change in unrealized appreciation (depreciation)	6,287	34,683	2,492	7,802	(5)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,489	41,251	2,680	7,245	13	(5)
Distributions to Shareholders From:
Net investment income	(3,119)	(2,410)	—	(90)	(4)	—
Net realized gains	—	—	—	—	—	—
Total Distributions to Shareholders	(3,119)	(2,410)	—	(90)	(4)	—
Capital Share Transactions	18,447	56,260	18,741	5,874	2,285	5,000
Net Increase in Net Assets	28,817	95,101	21,421	13,029	2,294	4,995
Net Assets, Beginning of Period	296,405	201,304	44,371	31,342	4,995	—
Net Assets, End of Period	$325,222	$296,405	$65,792	$44,371	$7,289	$4,995
Undistributed (distributions in excess of) net investment income	$1,180	$3,101	$(104)	$13	$42	$2

(1)	For the period from August 23, 2010 (commencement of operations) through December 31, 2010.

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	99

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Global Natural Resources		Growth		High Income
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(220)	$(596)	$(782)	$3,615	$9,859	$18,455
Net realized gain on investments	28,328	13,354	48,157	53,310	8,246	9,204
Net change in unrealized appreciation (depreciation)	(27,097)	19,784	7,727	47,386	(5,406)	3,501
Net Increase in Net Assets Resulting from Operations	1,011	32,542	55,102	104,311	12,699	31,160
Distributions to Shareholders From:
Net investment income	—	—	(3,556)	(5,368)	(18,585)	(17,048)
Net realized gains	—	—	(32,422)	—	—	—
Total Distributions to Shareholders	—	—	(35,978)	(5,368)	(18,585)	(17,048)
Capital Share Transactions	9,971	11,095	(3,113)	(62,417)	29,681	14,778
Net Increase in Net Assets	10,982	43,637	16,011	36,526	23,795	28,890
Net Assets, Beginning of Period	235,926	192,289	917,039	880,513	242,801	213,911
Net Assets, End of Period	$246,908	$235,926	$933,050	$917,039	$266,596	$242,801
Undistributed (distributions in excess of) net investment income	$(310)	$(86)	$(921)	$3,416	$9,679	$18,413

	International Core Equity		International Growth		Limited-Term Bond
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10(1)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,061	$8,803	$4,902	$3,391	$941	$408
Net realized gain (loss) on investments	37,544	49,386	10,080	22,372	(757)	(34)
Net change in unrealized appreciation (depreciation)	(28,318)	14,424	6,887	17,082	2,618	(1,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,287	72,613	21,869	42,845	2,802	(1,234)
Distributions to Shareholders From:
Net investment income	(8,611)	(7,010)	(1,401)	(2,599)	(584)	—
Net realized gains	—	—	—	—	—	—
Total Distributions to Shareholders	(8,611)	(7,010)	(1,401)	(2,599)	(584)	—
Capital Share Transactions	7,983	1,821	20,013	29,839	50,135	143,538
Net Increase in Net Assets	16,659	67,424	40,481	70,085	52,353	142,304
Net Assets, Beginning of Period	580,185	512,761	331,314	261,229	142,304	—
Net Assets, End of Period	$596,844	$580,185	$371,795	$331,314	$194,657	$142,304
Undistributed net investment income	$7,579	$8,569	$4,839	$1,372	$920	$564

(1)	For the period from August 23, 2010 (commencement of operations) through December 31, 2010.

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2011

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Micro Cap Growth		Mid Cap Growth		Money Market
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(345)	$(505)	$(188)	$9	$18	$95
Net realized gain (loss) on investments	2,412	6,898	14,805	7,525	10	(9)
Net change in unrealized appreciation (depreciation)	546	9,345	(732)	24,460	—	—
Net Increase in Net Assets Resulting from Operations	2,613	15,738	13,885	31,994	28	86
Distributions to Shareholders From:
Net investment income	—	—	(9)	(37)	(19)	(95)
Net realized gains	—	—	(5,203)	—	—	(22)
Total Distributions to Shareholders	—	—	(5,212)	(37)	(19)	(117)
Capital Share Transactions	(2,398)	862	22,123	18,076	25,309	27,101
Net Increase in Net Assets	215	16,600	30,796	50,033	25,318	27,070
Net Assets, Beginning of Period	54,811	38,211	142,190	92,157	177,933	150,863
Net Assets, End of Period	$55,026	$54,811	$172,986	$142,190	$203,251	$177,933
Distributions in excess of net investment income	$(762)	$(417)	$(197)	$(1)	$—	$—

	Real Estate Securities		Science and Technology		Small Cap Growth
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$367	$270	$(1,352)	$(1,479)	$(2,122)	$(2,997)
Net realized gain on investments	1,259	4,276	21,433	13,118	37,053	46,256
Net change in unrealized appreciation	2,129	4,510	1,407	25,003	5,563	52,830
Net Increase in Net Assets Resulting from Operations	3,755	9,056	21,488	36,642	40,494	96,089
Distributions to Shareholders From:
Net investment income	(307)	(668)	—	—	—	—
Net realized gains	—	—	(11,547)	(9,089)	(3,358)	—
Total Distributions to Shareholders	(307)	(668)	(11,547)	(9,089)	(3,358)	—
Capital Share Transactions	(464)	(2,194)	519	(17,685)	(21,033)	(32,457)
Net Increase in Net Assets	2,984	6,194	10,460	9,868	16,103	63,632
Net Assets, Beginning of Period	39,771	33,577	326,120	316,252	419,337	355,705
Net Assets, End of Period	$42,755	$39,771	$336,580	$326,120	$435,440	$419,337
Undistributed (distributions in excess of) net investment income	$388	$328	$(1,411)	$(34)	$(2,204)	$(82)

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	101

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Small Cap Value		Value
(In thousands)	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10	Six months ended 6-30-11 (Unaudited)	Year ended 12-31-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,032	$1,120	$874	$1,486
Net realized gain on investments	27,232	34,256	20,707	31,007
Net change in unrealized appreciation (depreciation)	(29,472)	16,508	(7,220)	18,275
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,208)	51,884	14,361	50,768
Distributions to Shareholders From:
Net investment income	(1,076)	(151)	(2,231)	(2,517)
Net realized gains	—	—	—	—
Total Distributions to Shareholders	(1,076)	(151)	(2,231)	(2,517)
Capital Share Transactions	(4,411)	(4,876)	(10,092)	(8,696)
Net Increase (Decrease) in Net Assets	(6,695)	46,857	2,038	39,555
Net Assets, Beginning of Period	244,037	197,180	316,399	276,844
Net Assets, End of Period	$237,342	$244,037	$318,437	$316,399
Undistributed net investment income	$1,101	$1,145	$1,489	$2,847

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2011

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2011	SEMIANNUAL REPORT	103

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Six-month period ended 6-30-2011 (unaudited)	$5.1586	$0.0352	(3)	$0.1853	$0.2205	$(0.0633)	$(0.1261)	$(0.1894)
Year ended 12-31-2010	4.6294	0.0604		0.6262	0.6866	(0.0526)	(0.1048)	(0.1574)
Year ended 12-31-2009	3.8093	0.0524		0.8251	0.8775	(0.0175)	(0.0399)	(0.0574)
Year ended 12-31-2008(5)	5.0000	0.0096		(1.2003)	(1.1907)	—	—	—
Pathfinder Conservative
Six-month period ended 6-30-2011 (unaudited)	5.3238	0.0601	(3)	0.0952	0.1553	(0.0699)	(0.1133)	(0.1832)
Year ended 12-31-2010	5.0197	0.0607		0.3942	0.4549	(0.0519)	(0.0989)	(0.1508)
Year ended 12-31-2009	4.4530	0.0553		0.5206	0.5759	(0.0033)	(0.0059)	(0.0092)
Year ended 12-31-2008(6)	5.0000	0.0058		(0.5528)	(0.5470)	—	—	—
Pathfinder Moderate
Six-month period ended 6-30-2011 (unaudited)	5.2690	0.0536	(3)	0.1420	0.1956	(0.0562)	(0.0798)	(0.1360)
Year ended 12-31-2010	4.7629	0.0549		0.5338	0.5887	(0.0312)	(0.0514)	(0.0826)
Year ended 12-31-2009	4.0630	0.0325		0.6933	0.7258	(0.0091)	(0.0168)	(0.0259)
Year ended 12-31-2008(5)	5.0000	0.0097		(0.9467)	(0.9370)	—	—	—
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2011 (unaudited)	5.3718	0.0452	(3)	0.1693	0.2145	(0.0436)	(0.0781)	(0.1217)
Year ended 12-31-2010	4.8046	0.0482		0.6269	0.6751	(0.0388)	(0.0691)	(0.1079)
Year ended 12-31-2009	4.0140	0.0379		0.7876	0.8255	(0.0125)	(0.0224)	(0.0349)
Year ended 12-31-2008(5)	5.0000	0.0103		(0.9963)	(0.9860)	—	—	—
Pathfinder Moderately Conservative
Six-month period ended 6-30-2011 (unaudited)	5.3405	0.0571	(3)	0.1276	0.1847	(0.0606)	(0.0917)	(0.1523)
Year ended 12-31-2010	4.9413	0.0582		0.4675	0.5257	(0.0466)	(0.0799)	(0.1265)
Year ended 12-31-2009	4.3098	0.0494		0.6002	0.6496	(0.0058)	(0.0123)	(0.0181)
Year ended 12-31-2008(7)	5.0000	0.0080		(0.6982)	(0.6902)	—	—	—
Asset Strategy
Six-month period ended 6-30-2011 (unaudited)	9.9116	0.0259	(3)	0.6954	0.7213	(0.1031)	—	(0.1031)
Year ended 12-31-2010	9.2253	0.0913		0.6926	0.7839	(0.0976)	—	(0.0976)
Year ended 12-31-2009	8.2749	0.0814		1.8135	1.8949	(0.0337)	(0.9108)	(0.9445)
Year ended 12-31-2008	12.3237	0.1062		(3.2919)	(3.1857)	(0.0495)	(0.8136)	(0.8631)
Year ended 12-31-2007	9.0016	0.0932		3.8531	3.9463	(0.0709)	(0.5533)	(0.6242)
Year ended 12-31-2006	8.8625	0.0958		1.7042	1.8000	(0.0354)	(1.6255)	(1.6609)
Balanced
Six-month period ended 6-30-2011 (unaudited)	9.5880	0.0650	(3)	0.5633	0.6283	(0.1467)	(0.7730)	(0.9197)
Year ended 12-31-2010	8.4782	0.1470		1.2624	1.4094	(0.1733)	(0.1263)	(0.2996)
Year ended 12-31-2009	7.6960	0.1729		0.8142	0.9871	(0.1591)	(0.0458)	(0.2049)
Year ended 12-31-2008	9.7624	0.1496		(2.1997)	(2.0501)	(0.0096)	(0.0067)	(0.0163)
Year ended 12-31-2007	8.7056	0.1388		1.0508	1.1896	(0.1326)	(0.0002)	(0.1328)
Year ended 12-31-2006	7.9631	0.1224		0.7704	0.8928	(0.1207)	(0.0296)	(0.1503)

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from March 4, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

(6)	For the period from March 13, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

(7)	For the period from March 12, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

104	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Pathfinder Aggressive
Six-month period ended 6-30-2011 (unaudited)	$5.1897	4.33%	$73	0.08	%(4)	1.35	%(4)	—%		—%		6%
Year ended 12-31-2010	5.1586	15.53	72	0.08		1.35		—		—		24
Year ended 12-31-2009	4.6294	23.32	61	0.10		1.40		—		—		22
Year ended 12-31-2008(5)	3.8093	-23.82	43	0.10	(4)	0.44	(4)	—		—		3
Pathfinder Conservative
Six-month period ended 6-30-2011 (unaudited)	5.2959	2.94	73	0.08	(4)	2.25	(4)	—		—		12
Year ended 12-31-2010	5.3238	9.38	71	0.08		1.65		—		—		26
Year ended 12-31-2009	5.0197	12.95	44	0.12		1.66		—		—		27
Year ended 12-31-2008(6)	4.4530	-10.94	12	0.39	(4)	0.45	(4)	—		—		2
Pathfinder Moderate
Six-month period ended 6-30-2011 (unaudited)	5.3286	3.74	545	0.04	(4)	2.01	(4)	—		—		5
Year ended 12-31-2010	5.2690	12.63	461	0.04		1.52		—		—		18
Year ended 12-31-2009	4.7629	17.95	270	0.06		1.35		—		—		18
Year ended 12-31-2008(5)	4.0630	-18.74	78	0.09	(4)	0.64	(4)	—		—		—
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2011 (unaudited)	5.4646	4.02	666	0.04	(4)	1.66	(4)	—		—		4
Year ended 12-31-2010	5.3718	14.46	501	0.04		1.35		—		—		23
Year ended 12-31-2009	4.8046	20.70	302	0.06		1.35		—		—		19
Year ended 12-31-2008(5)	4.0140	-19.72	116	0.07	(4)	0.61	(4)	—		—		—
Pathfinder Moderately Conservative
Six-month period ended 6-30-2011 (unaudited)	5.3729	3.49	176	0.06	(4)	2.12	(4)	—		—		7
Year ended 12-31-2010	5.3405	10.97	151	0.06		1.60		—		—		21
Year ended 12-31-2009	4.9413	15.12	92	0.09		1.56		—		—		28
Year ended 12-31-2008(7)	4.3098	-13.80	32	0.18	(4)	0.63	(4)	—		—		—
Asset Strategy
Six-month period ended 6-30-2011 (unaudited)	10.5298	7.28	1,398	0.99	(4)	0.51	(4)	1.00	(4)	0.50	(4)	32
Year ended 12-31-2010	9.9116	8.68	1,295	1.02		1.07		1.03		1.06		104
Year ended 12-31-2009	9.2253	25.04	1,095	1.05		1.17		1.06		1.16		113
Year ended 12-31-2008	8.2749	-25.79	678	1.04		1.02		1.05		1.01		190
Year ended 12-31-2007	12.3237	44.11	913	1.03		0.96		1.04		0.95		98
Year ended 12-31-2006	9.0016	20.15	602	1.02		1.16		1.03		1.15		148
Balanced
Six-month period ended 6-30-2011 (unaudited)	9.2966	6.54	376	1.02	(4)	1.34	(4)	—		—		16
Year ended 12-31-2010	9.5880	17.11	375	1.01		1.52		—		—		48
Year ended 12-31-2009	8.4782	13.23	361	1.03		1.95		—		—		46
Year ended 12-31-2008	7.6960	-21.00	378	1.01		1.53		—		—		19
Year ended 12-31-2007	9.7624	13.67	559	1.01		1.40		—		—		8
Year ended 12-31-2006	8.7056	11.21	565	1.01		1.37		—		—		28

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	105

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Bond
Six-month period ended 6-30-2011 (unaudited)	$5.5956	$0.0840	(3)	$0.0468	$0.1308	$(0.1531)	$(0.0378)	$(0.1909)
Year ended 12-31-2010	5.4996	0.1214		0.2016	0.3230	(0.2270)	—	(0.2270)
Year ended 12-31-2009	5.3372	0.1550		0.2178	0.3728	(0.2104)	—	(0.2104)
Year ended 12-31-2008	5.3255	0.2183		(0.2017)	0.0166	(0.0049)	—	(0.0049)
Year ended 12-31-2007	5.2752	0.2428		0.0489	0.2917	(0.2414)	—	(0.2414)
Year ended 12-31-2006	5.2928	0.2434		(0.0182)	0.2252	(0.2411)	(0.0017)	(0.2428)
Core Equity
Six-month period ended 6-30-2011 (unaudited)	11.9105	0.0320	(3)	1.0616	1.0936	(0.0437)	(0.3911)	(0.4348)
Year ended 12-31-2010	9.9518	0.0422		2.0188	2.0610	(0.1023)	—	(0.1023)
Year ended 12-31-2009	8.1109	0.0996		1.8272	1.9268	(0.0859)	—	(0.0859)
Year ended 12-31-2008	12.9583	0.0832		(4.6008)	(4.5176)	(0.0203)	(0.3095)	(0.3298)
Year ended 12-31-2007	12.5485	0.0977		1.6632	1.7609	(0.0862)	(1.2649)	(1.3511)
Year ended 12-31-2006	11.1221	0.0805		1.8084	1.8889	(0.1093)	(0.3532)	(0.4625)
Dividend Opportunities
Six-month period ended 6-30-2011 (unaudited)	6.8594	0.0275	(3)	0.2891	0.3166	(0.0703)	—	(0.0703)
Year ended 12-31-2010	5.9634	0.0708		0.8927	0.9635	(0.0675)	—	(0.0675)
Year ended 12-31-2009	5.1114	0.0599		0.8442	0.9041	(0.0521)	—	(0.0521)
Year ended 12-31-2008	8.0015	0.0391		(2.9133)	(2.8742)	(0.0056)	(0.0103)	(0.0159)
Year ended 12-31-2007	6.9651	0.0881		1.0765	1.1646	(0.0675)	(0.0607)	(0.1282)
Year ended 12-31-2006	6.1121	0.0857		0.8867	0.9724	(0.0849)	(0.0345)	(0.1194)
Energy
Six-month period ended 6-30-2011 (unaudited)	6.3947	(0.0136	)(3)	0.4230	0.4094	—	—	—
Year ended 12-31-2010	5.2588	(0.0127)		1.1629	1.1502	(0.0143)	—	(0.0143)
Year ended 12-31-2009	3.7434	0.0147		1.5007	1.5154	—	—	—
Year ended 12-31-2008	6.9732	(0.0103)		(3.2080)	(3.2183)	(0.0055)	(0.0060)	(0.0115)
Year ended 12-31-2007	4.6351	0.0280		2.3497	2.3777	(0.0209)	(0.0187)	(0.0396)
Year ended 12-31-2006(5)	5.0000	0.0248		(0.3654)	(0.3406)	(0.0243)	—	(0.0243)
Global Bond
Six-month period ended 6-30-2011 (unaudited)	4.9950	0.0404	(3)	(0.0192)	0.0212	(0.0033)	—	(0.0033)
Year ended 12-31-2010(6)	5.0000	0.0015		(0.0065)	(0.0050)	—	—	—
Global Natural Resources
Six-month period ended 6-30-2011 (unaudited)	6.7287	(0.0061	)(3)	0.0548	0.0487	—	—	—
Year ended 12-31-2010	5.7479	(0.0170)		0.9978	0.9808	—	—	—
Year ended 12-31-2009	3.3102	(0.0209)		2.4586	2.4377	—	—	—
Year ended 12-31-2008	10.0838	0.0088		(6.2310)	(6.2222)	(0.1089)	(0.4425)	(0.5514)
Year ended 12-31-2007	7.5711	0.0148		3.2797	3.2945	(0.0022)	(0.7796)	(0.7818)
Year ended 12-31-2006	6.2719	0.0295		1.5690	1.5985	(0.0235)	(0.2758)	(0.2993)
Growth
Six-month period ended 6-30-2011 (unaudited)	10.3776	(0.0090	)(3)	0.6420	0.6330	(0.0416)	(0.3793)	(0.4209)
Year ended 12-31-2010	9.2781	0.0428		1.1153	1.1581	(0.0586)	—	(0.0586)
Year ended 12-31-2009	7.5529	0.0567		1.9286	1.9853	(0.0310)	(0.2291)	(0.2601)
Year ended 12-31-2008	12.0237	0.0297		(4.3944)	(4.3647)	—	(0.1061)	(0.1061)
Year ended 12-31-2007	9.7813	(0.0008)		2.5262	2.5254	(0.0001)	(0.2829)	(0.2830)
Year ended 12-31-2006	9.3125	(0.0001)		0.4689	0.4688	—	—	—

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from May 1, 2006 (commencement of operations of the Portfolio) through December 31, 2006.

(6)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

106	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Bond
Six-month period ended 6-30-2011 (unaudited)	$5.5355	2.34%	$561	0.78	%(4)	3.02	%(4)	—%		—%		46%
Year ended 12-31-2010	5.5956	6.04	508	0.78		2.25		—		—		49
Year ended 12-31-2009	5.4996	7.16	471	0.80		3.56		—		—		30
Year ended 12-31-2008	5.3372	0.31	334	0.79		4.38		—		—		29
Year ended 12-31-2007	5.3255	5.67	296	0.82		4.57		0.85		4.54		42
Year ended 12-31-2006	5.2752	4.24	213	0.84		4.49		0.85		4.48		54
Core Equity
Six-month period ended 6-30-2011 (unaudited)	12.5693	9.21	436	0.97	(4)	0.52	(4)	1.02	(4)	0.47	(4)	36
Year ended 12-31-2010	11.9105	20.89	429	0.96		0.33		1.01		0.28		100
Year ended 12-31-2009	9.9518	24.02	415	0.98		1.01		1.03		0.96		101
Year ended 12-31-2008	8.1109	-34.77	402	0.96		0.68		1.01		0.63		105
Year ended 12-31-2007	12.9583	14.03	746	0.96		0.68		1.01		0.63		83
Year ended 12-31-2006	12.5485	16.99	762	0.99		0.62		1.00		0.61		103
Dividend Opportunities
Six-month period ended 6-30-2011 (unaudited)	7.1057	4.61	325	1.01	(4)	0.78	(4)	—		—		21
Year ended 12-31-2010	6.8594	16.37	296	1.02		1.37		—		—		44
Year ended 12-31-2009	5.9634	17.88	201	1.05		1.48		—		—		31
Year ended 12-31-2008	5.1114	-35.91	123	1.07		0.92		—		—		35
Year ended 12-31-2007	8.0015	16.72	121	1.04		1.29		—		—		17
Year ended 12-31-2006	6.9651	15.91	81	1.07		1.63		—		—		17
Energy
Six-month period ended 6-30-2011 (unaudited)	6.8041	6.40	66	1.24	(4)	-0.40	(4)	—		—		4
Year ended 12-31-2010	6.3947	21.96	44	1.28		-0.25		—		—		27
Year ended 12-31-2009	5.2588	40.48	31	1.01		0.35		1.33		0.03		15
Year ended 12-31-2008	3.7434	-46.15	20	1.14		-0.15		1.31		-0.32		10
Year ended 12-31-2007	6.9732	51.30	26	0.52		0.78		1.32		-0.02		13
Year ended 12-31-2006(5)	4.6351	-6.81	7	0.64	(4)	1.05	(4)	1.49	(4)	0.20	(4)	12
Global Bond
Six-month period ended 6-30-2011 (unaudited)	5.0129	0.42	7	1.23	(4)	1.63	(4)	1.85	(4)	1.01	(4)	18
Year ended 12-31-2010(6)	4.9950	-0.10	5	0.90	(4)	0.09	(4)	1.52	(4)	-0.53	(4)	28
Global Natural Resources
Six-month period ended 6-30-2011 (unaudited)	6.7774	0.72	247	1.38	(4)	-0.18	(4)	—		—		46
Year ended 12-31-2010	6.7287	17.06	236	1.37		-0.31		—		—		117
Year ended 12-31-2009	5.7479	73.64	192	1.45		-0.56		—		—		101
Year ended 12-31-2008	3.3102	-61.46	69	1.43		-0.08		—		—		206
Year ended 12-31-2007	10.0838	43.50	165	1.38		0.20		—		—		122
Year ended 12-31-2006	7.5711	25.49	90	1.51		0.53		—		—		111
Growth
Six-month period ended 6-30-2011 (unaudited)	10.5897	6.12	933	0.97	(4)	-0.17	(4)	1.00	(4)	-0.20	(4)	23
Year ended 12-31-2010	10.3776	12.58	917	0.97		0.42		1.00		0.39		64
Year ended 12-31-2009	9.2781	27.07	881	0.99		0.67		1.02		0.64		59
Year ended 12-31-2008	7.5529	-36.27	757	0.97		0.29		1.00		0.26		53
Year ended 12-31-2007	12.0237	25.81	1,305	0.97		-0.01		0.99		-0.03		42
Year ended 12-31-2006	9.7813	5.04	1,177	0.99		0.00		1.00		-0.01		67

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	107

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
High Income
Six-month period ended 6-30-2011 (unaudited)	$3.4908	$0.1359	(3)	$0.0472	$0.1831	$(0.2578)	$—	$(0.2578)
Year ended 12-31-2010	3.2997	0.2721		0.1887	0.4608	(0.2697)	—	(0.2697)
Year ended 12-31-2009	2.4841	0.2537		0.8347	1.0884	(0.2728)	—	(0.2728)
Year ended 12-31-2008	3.2031	0.2834		(0.9826)	(0.6992)	(0.0198)	—	(0.0198)
Year ended 12-31-2007	3.3398	0.2717		(0.1440)	0.1277	(0.2644)	—	(0.2644)
Year ended 12-31-2006	3.2521	0.2518		0.0827	0.3345	(0.2468)	—	(0.2468)
International Core Equity(5)
Six-month period ended 6-30-2011 (unaudited)	17.2853	0.2400	(3)	0.2730	0.5130	(0.2573)	—	(0.2573)
Year ended 12-31-2010	15.3806	0.2601		1.8527	2.1128	(0.2081)	—	(0.2081)
Year ended 12-31-2009	12.4613	0.1992		4.0136	4.2128	(0.4959)	(0.7976)	(1.2935)
Year ended 12-31-2008	22.3935	0.5116		(9.9918)	(9.4802)	(0.0909)	(0.3611)	(0.4520)
Year ended 12-31-2007	22.7794	0.4391		1.8126	2.2517	(0.3937)	(2.2439)	(2.6376)
Year ended 12-31-2006	19.1711	0.4593		5.2176	5.6769	(0.4097)	(1.6589)	(2.0686)
International Growth
Six-month period ended 6-30-2011 (unaudited)	8.5090	0.1228	(3)	0.4252	0.5480	(0.0345)	—	(0.0345)
Year ended 12-31-2010	7.4915	0.0842		1.0049	1.0891	(0.0716)	—	(0.0716)
Year ended 12-31-2009	6.0050	0.0741		1.5140	1.5881	(0.1016)	—	(0.1016)
Year ended 12-31-2008	10.7486	0.1075		(4.6438)	(4.5363)	(0.0222)	(0.1851)	(0.2073)
Year ended 12-31-2007	9.1353	0.0630		1.8829	1.9459	(0.0587)	(0.2739)	(0.3326)
Year ended 12-31-2006	7.5943	0.0672		1.5263	1.5935	(0.0525)	—	(0.0525)
Limited-Term Bond
Six-month period ended 6-30-2011 (unaudited)	4.9575	0.0273	(3)	0.0510	0.0783	(0.0157)	—	(0.0157)
Year ended 12-31-2010(6)	5.0000	0.0142		(0.0567)	(0.0425)	—	—	—
Micro Cap Growth
Six-month period ended 6-30-2011 (unaudited)	22.1145	(0.1419	)(3)	1.2165	1.0746	—	—	—
Year ended 12-31-2010	15.7002	(0.2034)		6.6177	6.4143	—	—	—
Year ended 12-31-2009	11.1122	(0.1739)		4.7619	4.5880	—	—	—
Year ended 12-31-2008	21.3838	(0.2089)		(10.0627)	(10.2716)	—	—	—
Year ended 12-31-2007	20.0796	(0.2565)		1.5607	1.3042	—	—	—
Year ended 12-31-2006	17.8866	(0.2064)		2.3994	2.1930	—	—	—
Mid Cap Growth
Six-month period ended 6-30-2011 (unaudited)	8.6901	(0.0110	)(3)	0.8209	0.8099	(0.0005)	(0.3002)	(0.3007)
Year ended 12-31-2010	6.6080	0.0006		2.0840	2.0846	(0.0025)	—	(0.0025)
Year ended 12-31-2009	4.5056	0.0015		2.1009	2.1024	—	—	—
Year ended 12-31-2008	7.2091	(0.0036)		(2.6128)	(2.6164)	(0.0020)	(0.0851)	(0.0871)
Year ended 12-31-2007	6.5601	0.0034		0.8245	0.8279	(0.0013)	(0.1776)	(0.1789)
Year ended 12-31-2006	6.0653	0.0164		0.5025	0.5189	(0.0223)	(0.0018)	(0.0241)
Money Market
Six-month period ended 6-30-2011 (unaudited)	1.0000	0.0001	(3)	0.0000	0.0001	(0.0001)	—	(0.0001)
Year ended 12-31-2010	1.0000	0.0006		0.0001	0.0007	(0.0006)	(0.0001)	(0.0007)
Year ended 12-31-2009	1.0000	0.0095		0.0006	0.0101	(0.0095)	(0.0006)	(0.0101)
Year ended 12-31-2008	1.0000	0.0215		0.0001	0.0216	(0.0215)	(0.0001)	(0.0216)
Year ended 12-31-2007	1.0000	0.0451		0.0000	0.0451	(0.0451)	—	(0.0451)
Year ended 12-31-2006	1.0000	0.0424		0.0000	0.0424	(0.0424)	—	(0.0424)

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	International Core Equity (formerly International Value) changed its name effective April 30, 2010.

(6)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

108	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
High Income
Six-month period ended 6-30-2011 (unaudited)	$3.4161	5.18%	$267	0.90	%(4)	7.66	%(4)	0.95	%(4)	7.61	%(4)	50%
Year ended 12-31-2010	3.4908	14.86	243	0.91		8.27		0.96		8.22		108
Year ended 12-31-2009	3.2997	46.42	214	0.93		9.15		0.98		9.10		74
Year ended 12-31-2008	2.4841	-21.82	147	0.91		8.72		0.96		8.67		37
Year ended 12-31-2007	3.2031	3.86	214	0.90		7.90		0.95		7.85		74
Year ended 12-31-2006	3.3398	10.27	204	0.94		7.48		0.95		7.47		71
International Core Equity(5)
Six-month period ended 6-30-2011 (unaudited)	17.5410	2.96	597	1.19	(4)	2.73	(4)	—		—		52
Year ended 12-31-2010	17.2853	14.09	580	1.19		1.70		—		—		107
Year ended 12-31-2009	15.3806	36.96	513	1.22		1.58		—		—		142
Year ended 12-31-2008	12.4613	-42.26	379	1.18		3.07		—		—		20
Year ended 12-31-2007	22.3935	9.88	636	1.18		1.81		—		—		23
Year ended 12-31-2006	22.7794	29.61	589	1.18		2.13		—		—		29
International Growth
Six-month period ended 6-30-2011 (unaudited)	9.0225	6.44	372	1.15	(4)	2.81	(4)	1.18	(4)	2.78	(4)	26
Year ended 12-31-2010	8.5090	14.79	331	1.17		1.22		1.20		1.19		75
Year ended 12-31-2009	7.4915	26.89	261	1.19		1.34		1.22		1.31		80
Year ended 12-31-2008	6.0050	-42.15	159	1.18		1.27		1.21		1.24		96
Year ended 12-31-2007	10.7486	21.29	283	1.17		0.63		1.20		0.60		95
Year ended 12-31-2006	9.1353	20.99	245	1.20		0.81		1.21		0.80		96
Limited-Term Bond
Six-month period ended 6-30-2011 (unaudited)	5.0201	1.58	195	0.76	(4)	1.10	(4)	0.87	(4)	0.99	(4)	36
Year ended 12-31-2010(6)	4.9575	-0.85	142	0.76	(4)	0.92	(4)	0.84	(4)	0.84	(4)	15
Micro Cap Growth
Six-month period ended 6-30-2011 (unaudited)	23.1891	4.86	55	1.36	(4)	-1.26	(4)	—		—		30
Year ended 12-31-2010	22.1145	40.85	55	1.35		-1.15		—		—		77
Year ended 12-31-2009	15.7002	41.29	38	1.42		-1.34		—		—		70
Year ended 12-31-2008	11.1122	-48.04	28	1.36		-1.23		—		—		60
Year ended 12-31-2007	21.3838	6.49	60	1.32		-1.18		—		—		57
Year ended 12-31-2006	20.0796	12.26	60	1.32		-1.06		—		—		60
Mid Cap Growth
Six-month period ended 6-30-2011 (unaudited)	9.1993	9.32	173	1.16	(4)	-0.24	(4)	1.18	(4)	-0.26	(4)	32
Year ended 12-31-2010	8.6901	31.56	142	1.17		0.01		1.19		-0.01		44
Year ended 12-31-2009	6.6080	46.66	92	1.21		0.03		1.23		0.01		33
Year ended 12-31-2008	4.5056	-36.23	49	1.23		-0.06		1.24		-0.07		46
Year ended 12-31-2007	7.2091	12.62	57	1.21		0.06		1.24		0.03		31
Year ended 12-31-2006	6.5601	8.56	37	0.97		0.45		1.31		0.11		23
Money Market
Six-month period ended 6-30-2011 (unaudited)	1.0000	0.01	203	0.32	(4)	0.02	(4)	0.48	(4)	-0.14	(4)	—
Year ended 12-31-2010	1.0000	0.08	178	0.42		0.06		0.49		-0.01		—
Year ended 12-31-2009	1.0000	1.02	151	0.51		0.99		—		—		—
Year ended 12-31-2008	1.0000	2.18	201	0.75		2.01		—		—		—
Year ended 12-31-2007	1.0000	4.60	89	0.76		4.51		—		—		—
Year ended 12-31-2006	1.0000	4.32	70	0.77		4.29		—		—		—

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	109

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Real Estate Securities
Six-month period ended 6-30-2011 (unaudited)	$6.4784	$0.0601	(3)	$0.5568	$0.6169	$(0.0505)	$—	$(0.0505)
Year ended 12-31-2010	5.1379	0.0490		1.3981	1.4471	(0.1066)	—	(0.1066)
Year ended 12-31-2009	4.3040	0.1069		0.8531	0.9600	(0.1261)	—	(0.1261)
Year ended 12-31-2008	6.9867	0.1143		(2.6453)	(2.5310)	(0.0390)	(0.1127)	(0.1517)
Year ended 12-31-2007	8.7770	0.0938		(1.5033)	(1.4095)	(0.0473)	(0.3335)	(0.3808)
Year ended 12-31-2006	6.9610	0.0367		2.0572	2.0939	(0.0607)	(0.2172)	(0.2779)
Science and Technology
Six-month period ended 6-30-2011 (unaudited)	16.7294	(0.0693	)(3)	1.1860	1.1167	—	(0.6012)	(0.6012)
Year ended 12-31-2010	15.2964	(0.0759)		1.9583	1.8824	—	(0.4494)	(0.4494)
Year ended 12-31-2009	11.4251	0.0082		4.7292	4.7374	—	(0.8661)	(0.8661)
Year ended 12-31-2008	17.9777	(0.0336)		(6.0778)	(6.1114)	—	(0.4412)	(0.4412)
Year ended 12-31-2007	17.7170	(0.0712)		4.3892	4.3180	—	(4.0573)	(4.0573)
Year ended 12-31-2006	16.8844	(0.1178)		1.4468	1.3290	—	(0.4964)	(0.4964)
Small Cap Growth
Six-month period ended 6-30-2011 (unaudited)	10.5302	(0.0549	)(3)	1.0963	1.0414	—	(0.0886)	(0.0886)
Year ended 12-31-2010	8.1726	(0.0753)		2.4329	2.3576	—	—	—
Year ended 12-31-2009	6.0933	(0.0613)		2.1692	2.1079	(0.0286)	—	(0.0286)
Year ended 12-31-2008	10.2422	0.0270		(4.0469)	(4.0199)	—	(0.1290)	(0.1290)
Year ended 12-31-2007	9.9749	(0.0641)		1.4127	1.3486	—	(1.0813)	(1.0813)
Year ended 12-31-2006	10.4866	(0.0584)		0.5883	0.5299	—	(1.0416)	(1.0416)
Small Cap Value
Six-month period ended 6-30-2011 (unaudited)	16.7817	0.0729	(3)	(0.1644)	(0.0915)	(0.0759)	—	(0.0759)
Year ended 12-31-2010	13.2850	0.0773		3.4299	3.5072	(0.0105)	—	(0.0105)
Year ended 12-31-2009	10.2867	0.0057		2.9926	2.9983	—	—	—
Year ended 12-31-2008	14.3219	(0.0168)		(3.7428)	(3.7596)	(0.0257)	(0.2499)	(0.2756)
Year ended 12-31-2007	15.6884	0.0251		(0.6721)	(0.6470)	(0.0008)	(0.7187)	(0.7195)
Year ended 12-31-2006	14.5826	0.0226		2.4333	2.4559	(0.0232)	(1.3269)	(1.3501)
Value
Six-month period ended 6-30-2011 (unaudited)	6.0523	0.0171	(3)	0.2609	0.2780	(0.0440)	—	(0.0440)
Year ended 12-31-2010	5.1446	0.0301		0.9258	0.9559	(0.0482)	—	(0.0482)
Year ended 12-31-2009	4.1537	0.0657		1.0149	1.0806	(0.0897)	—	(0.0897)
Year ended 12-31-2008	6.3640	0.0826		(2.2367)	(2.1541)	(0.0136)	(0.0426)	(0.0562)
Year ended 12-31-2007	6.7426	0.0802		0.0480	0.1282	(0.0680)	(0.4388)	(0.5068)
Year ended 12-31-2006	6.0701	0.0747		0.9499	1.0246	(0.0740)	(0.2781)	(0.3521)

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

110	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Real Estate Securities
Six-month period ended 6-30-2011 (unaudited)	$7.0448	9.52%	$43	1.35	%(4)	1.78	%(4)	—%		—%		23%
Year ended 12-31-2010	6.4784	28.51	40	1.36		0.75		—		—		67
Year ended 12-31-2009	5.1379	23.62	34	1.43		2.54		—		—		62
Year ended 12-31-2008	4.3040	-36.04	29	1.31		1.73		—		—		45
Year ended 12-31-2007	6.9867	-16.07	48	1.30		1.08		—		—		50
Year ended 12-31-2006	8.7770	30.08	60	1.31		1.03		—		—		32
Science and Technology
Six-month period ended 6-30-2011 (unaudited)	17.2449	6.58	337	1.17	(4)	-0.79	(4)	1.19	(4)	-0.81	(4)	29
Year ended 12-31-2010	16.7294	12.75	326	1.16		-0.48		1.18		-0.50		27
Year ended 12-31-2009	15.2964	43.84	316	1.19		0.06		1.21		0.04		65
Year ended 12-31-2008	11.4251	-33.89	226	1.16		-0.21		1.18		-0.23		62
Year ended 12-31-2007	17.9777	24.37	396	1.15		-0.42		1.17		-0.44		73
Year ended 12-31-2006	17.7170	7.87	352	1.17		-0.65		1.18		-0.66		71
Small Cap Growth
Six-month period ended 6-30-2011 (unaudited)	11.4830	9.89	435	1.14	(4)	-0.99	(4)	1.16	(4)	-1.01	(4)	35
Year ended 12-31-2010	10.5302	28.85	419	1.14		-0.83		1.16		-0.85		60
Year ended 12-31-2009	8.1726	34.72	356	1.17		-0.88		1.19		-0.90		44
Year ended 12-31-2008	6.0933	-39.18	290	1.14		0.32		1.16		0.30		82
Year ended 12-31-2007	10.2422	13.52	544	1.14		-0.61		1.16		-0.63		101
Year ended 12-31-2006	9.9749	5.05	555	1.15		-0.55		1.16		-0.56		94
Small Cap Value
Six-month period ended 6-30-2011 (unaudited)	16.6143	-0.56	237	1.18	(4)	0.86	(4)	—		—		36
Year ended 12-31-2010	16.7817	26.41	244	1.17		0.54		—		—		78
Year ended 12-31-2009	13.2850	29.15	197	1.21		0.05		—		—		100
Year ended 12-31-2008	10.2867	-26.13	150	1.18		-0.14		—		—		110
Year ended 12-31-2007	14.3219	-4.13	205	1.18		0.17		—		—		122
Year ended 12-31-2006	15.6884	16.84	199	1.18		0.15		—		—		131
Value
Six-month period ended 6-30-2011 (unaudited)	6.2863	4.58	318	1.01	(4)	0.55	(4)	1.02	(4)	0.54	(4)	24
Year ended 12-31-2010	6.0523	18.71	316	1.01		0.52		1.02		0.51		51
Year ended 12-31-2009	5.1446	26.64	277	1.04		1.45		1.05		1.44		73
Year ended 12-31-2008	4.1537	-33.81	231	1.01		1.52		1.02		1.51		48
Year ended 12-31-2007	6.3640	1.90	364	1.01		1.12		1.02		1.11		51
Year ended 12-31-2006	6.7426	16.88	374	1.01		1.12		1.02		1.11		73

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	111

NOTES TO FINANCIAL STATEMENTS

Ivy Funds VIP	JUNE 30, 2011 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ($ amounts in thousands)

Ivy Funds Variable Insurance Portfolios, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust is divided into 26 series (each a Portfolio). The assets belonging to each Portfolio, except Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the Pathfinder Portfolios), are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information. Each Portfolio’s investment adviser is Waddell & Reed Investment Management Company (WRIMCO).

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Investments Valuation. Each Portfolio’s investments are reported at fair value. Each Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Security prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board of Trustees. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Precious metals are valued at the last traded spot price prior to the close of the NYSE.

Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-Counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price. Swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE.

Senior loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less and all securities held by Money Market are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. WRIMCO, pursuant to procedures adopted by the Board of Trustees, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board of Trustees.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

112	SEMIANNUAL REPORT	2011

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security. Transfer amounts from Level 1 to Level 2 during the period ended June 30, 2011 by Portfolio were as follows:

Asset Strategy	$480,349
Core Equity	11,264
Global Natural Resources	46,554
International Core Equity	380,174
International Growth	237,150
Science and Technology	10,691

These transfers were the result of fair value procedures applied to international securities, as described above, due to significant market movement of the S&P 500 on June 30, 2011.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of June 30, 2011, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Portfolios may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

Securities’ values included in the Level 3 reconciliations have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO, or the Portfolio’s investment subadvisor, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. A Portfolio invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations,

2011	SEMIANNUAL REPORT	113

partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Portfolio to fund future commitments at the borrower’s discretion. At June 30, 2011, there were no such unfunded commitments.

Mortgage Dollar Roll Transactions. Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolio sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolio forgoes principal and interest paid on the mortgage securities sold. The Portfolio is compensated from negotiated fees paid by brokers offered as an inducement to the Portfolio to “roll over” their purchase commitments.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Portfolios may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Repurchase Agreements. Each Portfolio may purchase securities subject to repurchase agreements, which are instruments under which the Portfolio purchases a security, and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Portfolio will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Schedule of Investments.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended June 30, 2011, management believes that no liability for unrecognized tax positions is required. The Portfolios are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2006.

114	SEMIANNUAL REPORT	2011

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio, at a rate equal to the custodian’s prime rate less 150 basis points. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain Portfolios may have a concentration of risk, which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

New Accounting Pronouncements. In April 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Portfolios’ financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Portfolios’ financial statements.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through the date this report was issued.

2.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio, except the Pathfinder Portfolios, at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Balanced	0.700	0.700	0.650	0.650	0.600	0.550
Bond	0.525	0.500	0.450	0.400	0.400	0.400
Core Equity	0.700	0.700	0.650	0.650	0.600	0.550
Dividend Opportunities	0.700	0.700	0.650	0.650	0.600	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760

2011	SEMIANNUAL REPORT	115

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Global Bond	0.625%	0.600%	0.550%	0.500%	0.500%	0.500%
Global Natural Resources	1.000	0.850	0.830	0.830	0.800	0.760
Growth	0.700	0.700	0.650	0.650	0.600	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760
International Growth	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Micro Cap Growth	0.950	0.950	0.930	0.930	0.900	0.860
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Money Market	0.400	0.400	0.400	0.400	0.400	0.400
Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Value	0.850	0.850	0.830	0.830	0.800	0.760
Value	0.700	0.700	0.650	0.650	0.600	0.550

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 11), the fee is payable by each Portfolio, except the Pathfinder Portfolios, at the following annual rates for those Portfolios included in the settlement agreement:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.690%	0.690%	0.650%	0.650%	0.600%	0.550%
Bond	0.485	0.500	0.450	0.400	0.400	0.400
Core Equity	0.650	0.650	0.650	0.650	0.600	0.550
Growth	0.670	0.670	0.650	0.650	0.600	0.550
High Income	0.575	0.600	0.550	0.500	0.500	0.500
International Growth	0.820	0.820	0.830	0.830	0.800	0.760
Mid Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Science and Technology	0.830	0.830	0.830	0.830	0.800	0.760
Small Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Value	0.690	0.690	0.650	0.650	0.600	0.550

Effective August 6, 2007, the fee is contractually payable by Bond as follows:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Bond	0.475%	0.475%	0.450%	0.400%	0.400%	0.400%

The Pathfinder Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying funds.

WRIMCO has agreed to waive a Portfolio’s investment management fee on any Portfolio, except the Pathfinder Portfolios, that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

WRIMCO has entered into Subadvisory Agreements with the following entities on behalf of certain Portfolios.

Under agreements between WRIMCO and the named entities, the following serve as subadvisors to certain Portfolios: Mackenzie Financial Corporation serves as subadvisor to Global Natural Resources. Wall Street Associates serves as subadvisor to Micro Cap Growth. Advantus Capital Management, Inc. serves as subadvisor to Real Estate Securities. Each subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of WRIMCO and the Board of Trustees. WRIMCO pays all costs associated with retaining the subadvisors.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio (excluding Pathfinder Portfolios) pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

116	SEMIANNUAL REPORT	2011

Under the Accounting Services Agreement, each Pathfinder Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Administrative Fee. Each Portfolio also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio, except Money Market and the Pathfinder Portfolios, may pay a service fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. During the period ended June 30, 2011, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Asset Strategy	$50
Core Equity	108
Growth	138
High Income	64
International Growth	52
Mid Cap Growth	16
Science and Technology	34
Small Cap Growth	43
Value	16

Effective January 28, 2010, WRIMCO has voluntarily agreed to reimburse sufficient expenses of Money Market to maintain a minimum annualized yield of 0.02%. For the period ended June 30, 2011, expenses in the amount of $152 were reimbursed. This reimbursement serves to reduce shareholder servicing.

For the period from August 23, 2010 through August 31, 2011, W&R and/or WRSCO have contractually agreed to reimburse sufficient expenses of Limited-Term Bond to effectively cap the expenses for the Portfolio at 0.76%. For the period ended June 30, 2011, expenses in the amount of $96 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

During the period ended June 30, 2011, the following amounts were waived as a result of the reduced management fees related to the voluntary waiver of management fee to any Portfolio, excluding Pathfinder Portfolios, having less than $25 million in net assets:

Global Bond	$17

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2011 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

3.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2011, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$4,295	$—	$5,286
Pathfinder Conservative	—	9,690	—	8,757
Pathfinder Moderate	—	94,908	—	23,300
Pathfinder Moderately Aggressive	—	173,987	—	21,508
Pathfinder Moderately Conservative	—	33,613	—	10,631
Asset Strategy	—	436,155	—	420,829
Balanced	—	58,525	985	76,549
Bond	109,553	196,402	112,482	121,565
Core Equity	—	155,994	—	190,156
Dividend Opportunities	—	83,037	—	64,162
Energy	—	20,904	—	2,450

2011	SEMIANNUAL REPORT	117

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Global Bond	$—	$2,176	$866	$39
Global Natural Resources	—	109,194	—	105,303
Growth	—	209,706	—	255,554
High Income	—	145,203	—	124,493
International Core Equity	—	299,763	—	310,954
International Growth	—	87,991	—	86,482
Limited-Term Bond	35,856	83,336	25,240	31,623
Micro Cap Growth	—	16,627	—	20,108
Mid Cap Growth	—	64,259	—	48,598
Money Market	—	—	—	—
Real Estate Securities	—	10,841	—	9,437
Science and Technology	—	99,912	—	116,834
Small Cap Growth	—	147,535	—	163,565
Small Cap Value	—	84,962	—	84,250
Value	—	74,772	—	82,131

4.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Pathfinder Aggressive	$68,303	$4,596	$2	$4,594
Pathfinder Conservative	67,757	4,988	—	4,988
Pathfinder Moderate	490,500	51,892	—	51,892
Pathfinder Moderately Aggressive	601,442	64,702	175	64,527
Pathfinder Moderately Conservative	161,766	14,082	—	14,082
Asset Strategy	1,036,803	372,594	18,341	354,253
Balanced	286,257	91,236	1,564	89,672
Bond	543,774	18,649	6,503	12,146
Core Equity	358,165	82,307	4,488	77,819
Dividend Opportunities	284,072	60,690	3,333	57,357
Energy	55,670	11,428	1,436	9,992
Global Bond	7,205	35	31	4
Global Natural Resources	234,444	31,128	19,264	11,864
Growth	736,773	199,990	4,253	195,737
High Income	257,928	7,922	4,076	3,846
International Core Equity	554,117	58,131	17,716	40,415
International Growth	313,216	56,925	6,884	50,041
Limited-Term Bond	191,875	1,244	234	1,010
Micro Cap Growth	43,262	14,124	2,373	11,751
Mid Cap Growth	139,503	36,917	2,505	34,412
Money Market	199,851	—	—	—
Real Estate Securities	37,743	6,191	1,257	4,934
Science and Technology	276,414	71,232	14,643	56,589
Small Cap Growth	362,110	102,500	28,325	74,175
Small Cap Value	218,221	30,375	12,843	17,532
Value	283,307	46,204	13,294	32,910

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2010 and the post-October activity updated with information available through the date of this report were as follows:

Portfolio	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Losses Deferred
Pathfinder Aggressive	$1,503	$1,019	$611	$1,552	$—	$—
Pathfinder Conservative	1,350	1,226	178	1,183	—	—
Pathfinder Moderate	4,715	6,737	1,055	6,399	—	—
Pathfinder Moderately Aggressive	5,997	6,739	1,725	7,170	—	—
Pathfinder Moderately Conservative	2,374	2,443	366	2,214	—	—
Asset Strategy	12,441	13,508	—	—	—	966
Balanced	7,059	10,685	5,145	23,648	—	—
Bond	20,720	14,859	—	3,666	—	1,364

118	SEMIANNUAL REPORT	2011

Portfolio	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Losses Deferred
Core Equity	$4,025	$5,735	$—	$8,917	$—	$355
Dividend Opportunities	2,410	3,107	—	—	—	—
Energy	90	—	—	—	—	44
Global Bond	—	—	—	—	—	4
Global Natural Resources	—	—	—	—	—	—
Growth	5,368	3,538	—	32,417	—	—
High Income	17,048	18,568	—	—	—	—
International Core Equity	7,010	8,597	—	—	—	—
International Growth	2,599	1,396	—	—	—	—
Limited-Term Bond	—	593	—	—	—	93
Micro Cap Growth	—	—	—	—	—	—
Mid Cap Growth	37	1,561	—	3,642	—	—
Money Market	117	—	—	—	—	—	*
Real Estate Securities	668	294	—	—	—	—
Science and Technology	651	4,082	8,437	7,456	—	—
Small Cap Growth	—	—	—	3,356	—	—
Small Cap Value	151	1,072	—	—	—	—
Value	2,517	2,211	—	—	—	—

* Not shown due to rounding.

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following table shows the totals by year in which the capital loss carryovers will expire if not utilized.

Portfolio	2011	2012	2013	2014	2015	2016	2017	2018
Asset Strategy	$—	$—	$—	$—	$—	$—	$66,594	$46,718
Bond	—	—	—	—	—	613	2,826	—
Dividend Opportunities	—	—	—	—	—	1,195	16,086	—
Energy	—	—	—	—	—	1,276	1,950	432
Global Natural Resources	—	—	—	—	—	—	8,440	—
High Income	—	—	—	1,102	—	9,328	12,096	—
International Core Equity	—	—	—	—	—	—	24,210	—
International Growth	—	—	—	—	—	—	3,203	—
Limited-Term Bond	—	—	—	—	—	—	—	96
Micro Cap Growth	—	—	—	—	—	—	174	—
Money Market	—	—	—	—	—	—	—	9
Real Estate Securities	—	—	—	—	—	—	6,094	—
Small Cap Value	—	—	—	—	—	—	3,644	—
Value	—	—	—	—	—	—	4,327	—

5.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	310	$1,636	1,190	$5,577	1,246	$6,729	5,588	$28,151
Shares issued in reinvestment of distributions to shareholders	504	2,574	494	2,114	459	2,415	317	1,529
Shares redeemed	(669)	(3,528)	(836)	(3,885)	(1,295)	(6,989)	(1,286)	(6,535)
Net increase	145	$682	848	$3,806	410	$2,155	4,619	$23,145

2011	SEMIANNUAL REPORT	119

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	13,136	$70,531	30,833	$149,453	26,637	$146,729	29,744	$147,232
Shares issued in reinvestment of distributions to shareholders	2,497	13,160	1,265	5,769	2,582	13,926	1,699	7,721
Shares redeemed	(950)	(5,101)	(1,306)	(6,294)	(702)	(3,851)	(957)	(4,648)
Net increase	14,683	$78,590	30,792	$148,928	28,517	$156,804	30,486	$150,305

	Pathfinder Moderately Conservative				Asset Strategy
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	4,678	$25,333	10,102	$50,636	13,923	$142,750	35,409	$324,411
Shares issued in reinvestment of distributions to shareholders	876	4,666	579	2,740	1,295	13,548	1,466	12,441
Shares redeemed	(1,051)	(5,695)	(1,098)	(5,508)	(13,120)	(134,728)	(24,854)	(225,520)
Net increase	4,503	$24,304	9,583	$47,868	2,098	$21,570	12,021	$111,332

	Balanced				Bond
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	648	$6,328	1,350	$11,755	13,416	$75,199	31,026	$171,807
Shares issued in connection with merger of Mortgage Securities	N/A	N/A	N/A	N/A	—	—	6,957	37,277
Shares issued in reinvestment of distributions to shareholders	3,689	34,341	1,447	12,204	3,353	18,531	3,852	20,719
Shares redeemed	(2,968)	(29,036)	(6,253)	(54,791)	(6,084)	(34,105)	(36,854)	(206,562)
Net increase (decrease)	1,369	$11,633	(3,456)	$(30,832)	10,685	$59,625	4,981	$23,241

	Core Equity				Dividend Opportunities
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	903	$11,289	1,150	$12,062	6,071	$43,255	12,577	$75,265
Shares issued in reinvestment of distributions to shareholders	1,186	14,817	398	4,025	437	3,119	418	2,410
Shares redeemed	(3,389)	(42,349)	(7,276)	(75,943)	(3,950)	(27,927)	(3,540)	(21,415)
Net increase (decrease)	(1,300)	$(16,243)	(5,728)	$(59,856)	2,558	$18,447	9,455	$56,260

	Energy				Global Bond
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	3,970	$27,113	2,567	$14,041	475	$2,391	1,000	$5,000
Shares issued in reinvestment of distributions to shareholders	—	—	18	90	1	4	—	—
Shares redeemed	(1,239)	(8,372)	(1,606)	(8,257)	(22)	(110)	—	—
Net increase	2,731	$18,741	979	$5,874	454	$2,285	1,000	$5,000

120	SEMIANNUAL REPORT	2011

	Global Natural Resources				Growth
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	6,622	$46,943	12,030	$68,096	2,983	$31,893	6,395	$59,055
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	3,414	35,978	597	5,368
Shares redeemed	(5,253)	(36,972)	(10,421)	(57,001)	(6,654)	(70,984)	(13,528)	(126,840)
Net increase (decrease)	1,369	$9,971	1,609	$11,095	(257)	$(3,113)	(6,536)	$(62,417)

	High Income				International Core Equity
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	10,143	$36,305	11,203	$37,492	1,762	$31,232	3,438	$52,082
Shares issued in reinvestment of distributions to shareholders	5,390	18,585	5,417	17,048	487	8,611	512	7,010
Shares redeemed	(7,047)	(25,209)	(11,888)	(39,762)	(1,789)	(31,860)	(3,723)	(57,271)
Net increase	8,486	$29,681	4,732	$14,778	460	$7,983	227	$1,821

	International Growth				Limited-Term Bond
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	4,485	$39,393	8,412	$62,603	10,312	$51,330	28,755	$143,791
Shares issued in reinvestment of distributions to shareholders	155	1,401	384	2,599	116	584	—	—
Shares redeemed	(2,370)	(20,781)	(4,729)	(35,363)	(358)	(1,779)	(50)	(253)
Net increase	2,270	$20,013	4,067	$29,839	10,070	$50,135	28,705	$143,538

	Micro Cap Growth				Mid Cap Growth
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	173	$3,893	467	$8,405	3,780	$34,192	4,742	$34,588
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	567	5,212	5	37
Shares redeemed	(279)	(6,291)	(422)	(7,543)	(1,905)	(17,281)	(2,331)	(16,549)
Net increase (decrease)	(106)	$(2,398)	45	$862	2,442	$22,123	2,416	$18,076

	Money Market				Real Estate Securities
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	57,754	$57,754	90,041	$90,041	420	$2,852	715	$4,170
Shares issued in reinvestment of distributions to shareholders	19	19	185	185	43	307	120	668
Shares redeemed	(32,464)	(32,464)	(63,125)	(63,125)	(532)	(3,623)	(1,231)	(7,032)
Net increase (decrease)	25,309	$25,309	27,101	$27,101	(69)	$(464)	(396)	$(2,194)

2011	SEMIANNUAL REPORT	121

	Science and Technology				Small Cap Growth
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,737	$31,026	2,705	$41,361	1,707	$19,054	2,825	$24,848
Shares issued in reinvestment of distributions to shareholders	652	11,547	626	9,088	292	3,358	—	—
Shares redeemed	(2,365)	(42,054)	(4,512)	(68,134)	(3,901)	(43,445)	(6,527)	(57,305)
Net increase (decrease)	24	$519	(1,181)	$(17,685)	(1,902)	$(21,033)	(3,702)	$(32,457)

	Small Cap Value				Value
	Six months ended 6-30-11		Year ended 12-31-10		Six months ended 6-30-11		Year ended 12-31-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,027	$17,533	1,992	$28,232	2,559	$16,151	5,541	$29,648
Shares issued in reinvestment of distributions to shareholders	63	1,076	10	151	349	2,231	472	2,517
Shares redeemed	(1,346)	(23,020)	(2,302)	(33,259)	(4,530)	(28,474)	(7,548)	(40,861)
Net decrease	(256)	$(4,411)	(300)	$(4,876)	(1,622)	$(10,092)	(1,535)	$(8,696)

6.	DERIVATIVE INSTRUMENTS (All amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial position and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may engage in buying and selling futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Swap Agreements. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or

122	SEMIANNUAL REPORT	2011

other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The creditworthiness of firms with which a Portfolio enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Portfolio has realized a gain or loss. For each Portfolio, when a written put is exercised, the cost basis of the securities purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Portfolio will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Collateral. A Portfolio may mitigate credit risk through credit support annexes (CSA) included with an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Portfolio’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

Objectives and Strategies

Asset Strategy. The Portfolio’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Portfolio. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Portfolio utilized total return swaps and option contracts on foreign and domestic equity indices. To manage foreign currency exposure, the Portfolio utilized forward contracts and option contracts to either increase or decrease exposure to a given currency. To manage event risks, the Portfolio utilized short futures on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Portfolio.

Global Bond. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either hedge a position held by the Portfolio, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

Global Natural Resources. The Portfolio’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to specific sectors or companies, and managing the exposure to various foreign currencies. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Portfolio utilized futures on equity indices and purchased option contracts on individual equity securities. To manage foreign currency exposure, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

High Income. The Portfolio’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Portfolio utilized forward contracts.

International Core Equity. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

2011	SEMIANNUAL REPORT	123

International Growth. The Portfolio’s objectives in using derivatives during the period included managing the exposure to various foreign currencies and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency. To gain exposure to certain individual securities, the Portfolio utilized total return swaps.

Mid Cap Growth. The Portfolio’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Portfolio and hedging market risk on equity securities. To achieve these objectives, the Portfolio utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Science and Technology. The Portfolio’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Portfolio utilized options, both written and purchased, on individual equity securities owned by the Portfolio and on domestic equity indices.

Small Cap Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2011:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Asset Strategy	Equity	Investments in unaffiliated securities at market value*	$5,421
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	1,939	Unrealized depreciation on forward foreign currency contracts	$3,795
Global Bond	Foreign currency			Unrealized depreciation on forward foreign currency contracts	12
Global Natural Resources	Equity	Investments in unaffiliated securities at market value*	22,331	Unrealized depreciation on futures contracts**	602
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	262	Unrealized depreciation on forward foreign currency contracts	293
High Income	Foreign currency			Unrealized depreciation on forward foreign currency contracts	97
International Growth	Equity			Unrealized depreciation on swap agreements	263
Mid Cap Growth	Equity			Written options at market value	38
Small Cap Value	Equity			Written options at market value	347
Value	Equity			Written options at market value	486

* Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

**The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2011.

Amount of realized gain (loss) on derivatives recognized in the Statement of Operations for the period ended June 30, 2011:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$(10,399)	$1,192	$ —	$2,029	$—	$(7,178)
	Foreign currency	—	—	—	—	(9,471)	(9,471)
Global Natural Resources	Equity	8,734	—	(347)	—	—	8,387
	Foreign currency	—	—	—	—	(1,777)	(1,777)
High Income	Foreign currency	—	—	—	—	(9)	(9)
International Core Equity	Foreign currency	—	—	—	—	(296)	(296)

124	SEMIANNUAL REPORT	2011

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
International Growth	Equity	$—	$1,146	$—	$—	$—	$1,146
	Foreign currency	—	—	—	—	(2,123)	(2,123)
Mid Cap Growth	Equity	(353)	—	—	95	—	(258)
Science and Technology	Equity	(1,356)	—	—	341	—	(1,015)
Small Cap Value	Equity	—	—	—	262	—	262
Value	Equity	—	—	—	(44)	—	(44)

Change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations for the period ended June 30, 2011:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$(1,241)	$(15)	$—	$508	$—	$(748)
	Foreign currency	—	—	—	—	613	613
Global Bond	Foreign currency	—	—	—	—	(12)	(12)
Global Natural Resources	Equity	(6,708)	—	(410)	—	—	(7,118)
	Foreign currency	—	—	—	—	204	204
High Income	Foreign currency	—	—	—	—	(106)	(106)
International Growth	Equity	—	(421)	—	—	—	(421)
	Foreign currency	—	—	—	—	804	804
Mid Cap Growth	Equity	5	—	—	212	—	217
Small Cap Value	Equity	—	—	—	(43)	—	(43)
Value	Equity	—	—	—	166	—	166

During the period ended June 30, 2011, the average derivative volume was as follows:

Portfolio	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(3)	Written options(3)
Asset Strategy	$210,057	$212,610	$—	$—	151	4,561	2,427
Global Bond	192	198	—	—	—	—	—
Global Natural Resources	44,853	45,474	—	30,919	—	13,119	—
High Income	1,327	1,345	—	—	—	—	—
International Core Equity	2,595	2,623	—	—	—	—	—
International Growth	12,549	12,934	—	—	1,328,912	—	—
Mid Cap Growth	—	—	—	—	—	477	606
Science and Technology	—	—	—	—	—	128	128
Small Cap Value	—	—	—	—	—	—	4,560
Value	—	—	—	—	—	—	7,122

(1)	Average principal amount outstanding during the period.
(2)	Average market value outstanding during the period.
(3)	Average number of contracts outstanding during the period (unrounded).

7.	COMMITMENT ($ amounts in thousands)

In connection with Asset Strategy’s investment in Vietnam Azalea Fund Limited (VAF), the Portfolio is contractually committed to provide additional capital of up to $1,018 if and when VAF requests such contributions or draw downs. The total commitment is limited to $3,000. At June 30, 2011, Asset Strategy had made a total contribution of $1,982. No public market currently exists for the shares of VAF nor are the shares listed on any securities exchange. VAF’s investment strategy is to make minority investments in future blue-chip Vietnamese companies.

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. At June 30, 2011, High Income had outstanding bridge loan commitments of $16,570. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest and amortization from unaffiliated securities in the Statements of Operations.

2011	SEMIANNUAL REPORT	125

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2011 follows:

	12-31-10 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)		Distributions Received		6-30-11 Share Balance	6-30-11 Market Value
Pathfinder Aggressive
Ivy Funds VIP Bond	573	$706	$132	$30		$100		675	$3,738
Ivy Funds VIP Dividend Opportunities	1,307	168	683	201		84		1,206	8,568
Ivy Funds VIP Growth	1,062	624	590	589		42		1,046	11,078
Ivy Funds VIP International Core Equity	576	399	275	143		147		576	10,098
Ivy Funds VIP International Growth	1,345	299	340	149		46		1,324	11,943
Ivy Funds VIP Limited-Term Bond	1,952	1,746	412	—	*	35		2,221	11,147
Ivy Funds VIP Mid Cap Growth	438	151	342	303		—	*	396	3,647
Ivy Funds VIP Small Cap Growth	224	37	276	172		—		188	2,164
Ivy Funds VIP Small Cap Value	369	81	532	219		25		330	5,481
Ivy Funds VIP Value	857	84	287	150		35		801	5,033
				$1,956		$514			$72,897

	12-31-10 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)		Distributions Received		6-30-11 Share Balance	6-30-11 Market Value
Pathfinder Conservative
Ivy Funds VIP Bond	3,561	$4,067	$1,574	$219		$589		3,994	$22,110
Ivy Funds VIP Dividend Opportunities	1,908	1,005	1,808	765		117		1,685	11,973
Ivy Funds VIP Growth	511	560	627	422		19		481	5,097
Ivy Funds VIP International Core Equity	212	313	325	156		51		203	3,556
Ivy Funds VIP International Growth	433	275	384	110		14		408	3,678
Ivy Funds VIP Limited-Term Bond	1,346	1,112	547	2		23		1,460	7,328
Ivy Funds VIP Mid Cap Growth	181	150	190	221		—	*	156	1,439
Ivy Funds VIP Money Market	13,554	1,981	1,098	—		2		14,437	14,437
Ivy Funds VIP Small Cap Growth	77	58	125	102		—		62	711
Ivy Funds VIP Small Cap Value	48	55	103	69		3		41	676
Ivy Funds VIP Value	253	114	178	103		10		226	1,418
				$2,169		$828			$72,423

	12-31-10 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)		Distributions Received		6-30-11 Share Balance	6-30-11 Market Value
Pathfinder Moderate
Ivy Funds VIP Bond	15,133	$27,537	$497	$732		$2,876		19,964	$110,509
Ivy Funds VIP Dividend Opportunities	10,708	10,625	5,104	2,136		756		11,172	79,386
Ivy Funds VIP Growth	4,641	8,611	2,175	2,690		201		5,164	54,680
Ivy Funds VIP International Core Equity	2,162	5,864	681	342		600		2,436	42,726
Ivy Funds VIP International Growth	6,621	8,141	1,188	613		245		7,341	66,235
Ivy Funds VIP Limited-Term Bond	8,581	12,023	258	2		167		10,945	54,947
Ivy Funds VIP Mid Cap Growth	2,296	3,297	1,453	1,991		1		2,350	21,617
Ivy Funds VIP Money Market	43,191	11,222	259	—		5		54,153	54,153
Ivy Funds VIP Small Cap Growth	978	1,396	1,073	899		—		931	10,694
Ivy Funds VIP Small Cap Value	1,209	2,722	1,474	969		90		1,224	20,343
Ivy Funds VIP Value	4,017	3,470	1,303	745		180		4,236	26,629
				$11,119		$5,121			$541,919

	12-31-10 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)		Distributions Received		6-30-11 Share Balance	6-30-11 Market Value
Pathfinder Moderately Aggressive
Ivy Funds VIP Bond	8,112	$23,411	$122	$435		$1,741		12,269	$67,914
Ivy Funds VIP Dividend Opportunities	11,444	22,673	4,220	1,858		916		13,761	97,781
Ivy Funds VIP Growth	4,960	17,269	1,685	2,902		243		6,354	67,282
Ivy Funds VIP International Core Equity	2,893	15,601	309	161		909		3,746	65,704
Ivy Funds VIP International Growth	8,854	22,239	575	336		371		11,278	101,758
Ivy Funds VIP Limited-Term Bond	13,797	31,992	188	1		303		20,185	101,329
Ivy Funds VIP Mid Cap Growth	3,065	8,260	1,593	2,599		2		3,616	33,269
Ivy Funds VIP Money Market	23,139	10,232	63	—		3		33,307	33,307
Ivy Funds VIP Small Cap Growth	1,566	4,496	1,481	1,392		—		1,720	19,752
Ivy Funds VIP Small Cap Value	2,259	10,344	2,221	1,543		190		2,642	43,895
Ivy Funds VIP Value	4,295	7,470	1,018	603		218		5,215	32,780
				$11,830		$4,896			$664,771

126	SEMIANNUAL REPORT	2011

	12-31-10 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/ (Loss)(1)	Distributions Received		6-30-11 Share Balance	6-30-11 Market Value
Pathfinder Moderately Conservative
Ivy Funds VIP Bond	6,236	$11,101	$860	$326	$1,151		8,061	$44,622
Ivy Funds VIP Dividend Opportunities	3,530	3,811	2,267	939	242		3,612	25,664
Ivy Funds VIP Growth	1,377	2,727	1,003	922	58		1,502	15,905
Ivy Funds VIP International Core Equity	445	1,310	327	156	120		492	8,630
Ivy Funds VIP International Growth	1,818	2,445	718	319	66		1,976	17,832
Ivy Funds VIP Limited-Term Bond	2,829	3,881	358	3	53		3,536	17,752
Ivy Funds VIP Mid Cap Growth	757	1,165	585	760	—	*	760	6,988
Ivy Funds VIP Money Market	21,358	5,430	541	—	2		26,248	26,248
Ivy Funds VIP Small Cap Growth	161	251	205	173	—		151	1,729
Ivy Funds VIP Small Cap Value	100	245	153	103	7		99	1,645
Ivy Funds VIP Value	1,324	1,247	609	341	58		1,369	8,608
				$4,042	$1,757			$175,623

	12-31-10 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received		6-30-11 Share Balance	6-30-11 Market Value
Asset Strategy
Vietnam Azalea Fund Limited(2)	300	$—	$—	$—	$—		300	$1,257

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.
(2)	No dividends were paid during the preceding 12 months.

9.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Portfolio	Outstanding at 12-31-10	Options written	Options closed	Options exercised	Options expired	Outstanding at 6-30-11
Asset Strategy
Number of Contracts	6,486	978	(6,815)	—	(649)	—
Premium Received	$1,959	$338	$(2,081)	$—	$(216)	$—

Mid Cap Growth
Number of Contracts	676	3,046	(1,803)	(702)	(713)	504
Premium Received	$196	$470	$(273)	$(228)	$(91)	$74

Science and Technology
Number of Contracts	—	2,308	(1,860)	—	(448)	—
Premium Received	$—	$483	$(159)	$—	$(324)	$—

Small Cap Value
Number of Contracts	308	19,623	(1,391)	(1,665)	(8,928)	7,947
Premium Received	$11	$755	$(91)	$(110)	$(252)	$313

Value
Number of Contracts	3,166	19,297	(4,176)	(4,169)	(4,480)	9,638
Premium Received	$306	$1,274	$(358)	$(441)	$(247)	$534

10.	BUSINESS COMBINATIONS (All amounts in thousands)

On March 29, 2010, Bond acquired all the net assets of Mortgage Securities pursuant to a plan of reorganization approved by the shareholders of Mortgage Securities on March 1, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 6,957 shares of Bond (valued at $37,277) for the 8,522 shares of Mortgage Securities outstanding on March 29, 2010. The investment portfolio of Mortgage Securities, with a fair value of $37,185 and identified cost of $37,056 was the principal asset acquired by Bond. For financial reporting purposes, assets received and shares issued by Bond were recorded at fair value; however, the identified cost of the investments received from Mortgage Securities was carried forward to align ongoing reporting of Bond’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Mortgage Securities had net assets of $37,277, including $129 of net unrealized appreciation in value of investments and $4,623 of accumulated net realized losses on investments, which were combined with those of Bond. The aggregate net assets of Bond and Mortgage Securities immediately before the acquisition were $511,903 and $37,277, respectively. The aggregate net assets of Bond and Mortgage Securities immediately following the acquisition were $549,180 and $0, respectively.

2011	SEMIANNUAL REPORT	127

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Mortgage Securities that have been included in Bond’s Statement of Operations since March 29, 2010.

11.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed’s supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds’ Boards of Directors (now Trustees) and shareholders regarding the market timing activity and Waddell & Reed’s acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the Ivy Funds Variable Insurance Portfolios (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds’ investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds’ Boards of Directors (now Trustees) and appoint an independent compliance consultant responsible for monitoring the Funds’ and WRIMCO’s compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, required Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Directors (now Trustees). The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of Ivy Funds Variable Insurance Portfolios will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

128	SEMIANNUAL REPORT	2011

PROXY VOTING INFORMATION

Ivy Funds VIP

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy Funds VIP

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2011	SEMIANNUAL REPORT	129

This page is for your notes and calculations.

130	SEMIANNUAL REPORT	2011

The Ivy Funds Variable Insurance Portfolios Family

Global/International Portfolios

International Core Equity

International Growth

Domestic Equity Portfolios

Core Equity

Dividend Opportunities

Growth

Micro Cap Growth

Mid Cap Growth

Small Cap Growth

Small Cap Value

Value

Fixed Income Portfolios

Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolios

Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Global Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Real Estate Securities

Science and Technology

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Funds Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2011	SEMIANNUAL REPORT	131

SEMIANN-IVYVIP (6-11)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal

Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: September 1, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: September 1, 2011